     As filed with the Securities and Exchange Commission on April 19, 2002

                                                       Registration No. 33-87276




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------
                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                                 ---------------

                         POST-EFFECTIVE AMENDMENT NO. 12
                                 ---------------
                       Penn Mutual Variable Life Account I
                              (Exact name of trust)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
          (Complete address of depositor's principal executive offices)
                                 ---------------
                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                                Horsham, PA 19044
                (Name and complete address of agent for service)
                                 ---------------
                                    Copy to:
                             Richard W. Grant, Esq.
                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                           Philadelphia, PA 19103-6993


 It is proposed that this filing will become effective:

               Immediately upon filing pursuant to paragraph (b) of Rule 485.
      |X|      On May 1, 2002 pursuant to paragraph (b) of Rule 485.
               60 days after filing pursuant to paragraph (a) of Rule 485.
               On (date) pursuant to paragraph (a) of Rule 485.

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                Cross Reference to Items Required by Form N-8B-2

N-8B-2 Item                Caption in Prospectus
-----------                ---------------------
1                          Cover Page
2                          Cover Page
3                          Not applicable
4                          Additional Information - Sale of Policies
5                          Additional Information - Penn Mutual Variable Life Account I
6                          Additional Information - Penn Mutual Variable Life Account I
7                          Not applicable
8                          Not applicable
9                          Additional Information - Litigation
10                         Basic Information; Additional Information - The Penn Mutual Life Insurance
                           Company - Penn Mutual Variable Life Account I - The Funds
11                         Additional Information - The Funds
12                         Additional Information - The Funds
13                         Basic Information - What Are the Fees and Charges Under the Policy?
14                         Basic Information - What Payments Must Be Made Under the Policy?
15                         Basic Information - What Payments Must Be Made Under the Policy?
16                         Additional Information - The Funds
17                         Basic Information; Additional Information
18                         Basic Information
19                         Basic Information - How Does Penn Mutual Communicate With Me?
20                         Basic Information
21                         Basic Information - What Is a Policy Loan?
22                         Not applicable
23                         Not applicable
24                         Not applicable
25                         Additional Information - The Penn Mutual Life Insurance Company
26                         Basic Information - What Are the Fees and Charges Under the Policy?
27                         Additional Information - The Penn Mutual Life Insurance Company
28                         Additional Information - The Penn Mutual Life Insurance Company Additional
                           Information - Penn Mutual Trustees and Officers
29                         Not applicable
30                         Not applicable
31                         Not applicable
32                         Not applicable
33                         Not applicable
34                         Not applicable
35                         Additional Information - The Penn Mutual Life Insurance Company
36                         Not applicable
37                         Not applicable
38                         Additional Information - Sale of Policies
39                         Additional Information - Sale of Policies
40                         Additional Information - Sale of Policies
41                         Not applicable
42                         Not applicable
43                         Not applicable
44                         Basic Information - How Will the Value of the Policy Change Over Time?;
                           Additional Information - More Information About Policy Values
45                         Not applicable
46                         Basic Information - How Will the Value of the Policy Change Over Time?;
                           Additional Information - More Information About Policy Values
47                         Basic Information; Additional Information - Penn Mutual Variable Life Account
                           I - The Funds
48                         Additional Information - The Penn Mutual Life Insurance Company
49                         Not applicable
50                         Not applicable
51                         Basic Information
52                         Additional Information - Penn Mutual Variable Life Account I
53                         Additional Information - Federal Income Tax Considerations
54                         Not applicable
55                         Illustrations
56                         Not applicable
57                         Not applicable
58                         Not applicable
59                         Additional Information - Financial Statements

                                     PART I

                       Information Required in Prospectus

                                   PROSPECTUS
                                       FOR
                              VARIABLE ESTATEMAX II
   a last survivor flexible premium adjustable variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

         The Policy provides life insurance on two insureds and a cash surrender value that may vary with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this prospectus.

------------------------------------------------------------------ -------------------------------------------------
PENN SERIES FUNDS, INC.                                            MANAGER
         Money Market Fund                                         Independence Capital Management, Inc.
         Limited Maturity Bond Fund                                Independence Capital Management, Inc.
         Quality Bond Fund                                         Independence Capital Management, Inc.
         High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
         Growth Equity Fund                                        Independence Capital Management, Inc.
         Large Cap Value Fund                                      Putnam Investment Management, LLC
         Large Cap Growth Fund                                     Franklin Advisers, Inc.
         Index 500 Fund                                            Wells Capital Management Incorporated
         Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
         Mid Cap Value Fund                                        Neuberger Berman Management Inc.
         Strategic Value Fund                                      Lord, Abbett & Co.
         Emerging Growth Fund                                      RS Investment Management, Inc.
         Small Cap Value Fund                                      Royce & Associates, LLC
         International Equity Fund                                 Vontobel Asset Management, Inc.
         REIT Fund                                                 Heitman Real Estate Securities LLC
------------------------------------------------------------------ -------------------------------------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST                         MANAGER
         Balanced Portfolio                                        Neuberger Berman Management Inc.
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND             MANAGER
         Equity-Income Portfolio                                   Fidelity Management & Research Company
         Growth Portfolio                                          Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II          MANAGER
         Asset Manager Portfolio                                   Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MANAGER
         Emerging Markets Equity (International) Portfolio         Van Kampen
------------------------------------------------------------------ -------------------------------------------------

     PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS
        IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                                   May 1, 2002

                        GUIDE TO READING THIS PROSPECTUS

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o The first section is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

         o The next section is the "Additional Information" section. It gives additional information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 20.

         o The financial statements for Penn Mutual and Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 34.

         o Appendices A through D are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help understand how the Policy works.

                                   **********

         THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.


Question                                                                                                     Page
--------                                                                                                     ----
What Is the Policy?.............................................................................................4

Who Owns the Policy?............................................................................................4

What Payments Must Be Made Under the Policy?....................................................................5

How Will the Value of the Policy Change Over Time?..............................................................6

What Are the Fees and Charges Under the Policy?.................................................................7

What Are the Fees and Expenses Paid by the Investment Funds?...................................................10

Are There Other Charges That Penn Mutual Could Deduct in the Future?...........................................12

How Can I Change My Policy's Investment Allocations?...........................................................12

What Is a Policy Loan?.........................................................................................13

How Can I Withdraw Money from My Policy?.......................................................................14

What Is the Timing of Transactions Under the Policy?...........................................................14

How Much Life Insurance Coverage Does the Policy Provide?......................................................15

Can I Change Insurance Coverage Under My Policy?...............................................................16

What Are the Supplemental Benefit Riders That I Can Buy?.......................................................17

Do I Have the Right to Cancel My Policy?.......................................................................17

Can I Choose Different Payout Options Under My Policy?.........................................................18

How Is the Policy Treated for Federal Income Tax Purposes?.....................................................18

How Do I Communicate With Penn Mutual?.........................................................................18

How Does Penn Mutual Communicate With Me?......................................................................20

WHAT IS THE POLICY?

         The Policy provides life insurance on two persons. It is called a "last survivor" Policy because no insurance proceeds ("death benefit") are payable until the death of the second of two insureds (the "last surviving insured"). The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         While at least one of the two insured persons is alive, you will have several options under the Policy. Here are some major ones:

         o        Determine when and how much you pay to us under the Policy

         o Determine when and how much to allocate your policy value to investment options

         o        Borrow from your Policy

         o        Change the beneficiary who will receive the death benefit

         o        Decrease the amount of insurance protection

         o Change the death benefit option you have selected under your Policy

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of each or one of the proposed insureds. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of your Policy is the policy anniversary nearest the younger Insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid to you. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon the written request of the owner, this policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

WHO OWNS THE POLICY?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST BE MADE UNDER THE POLICY?

PREMIUM PAYMENTS

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. Also, if you make a premium payment that exceeds certain other limits imposed under federal tax law, you could incur a penalty on amounts you take out of your policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit. See HOW IS THIS POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES? below.

PLANNED PREMIUMS

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay Policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay Policy charges. See FIVE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

         If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:

         o        by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

FIVE YEAR NO-LAPSE FEATURE

         Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if:

         (a) The total premiums you have paid, less any partial surrenders you made equals or exceeds

         (b) The monthly "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         The monthly "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The five year no-lapse feature will not apply if the amount borrowed under your Policy results in excessive indebtedness. See WHAT IS A POLICY LOAN? later in this section.

LAPSE AND REINSTATEMENT

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the five-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If the last survivor dies during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if both insureds are alive or if one of the insureds died prior to the lapse. You will have to provide evidence that the insured person (or persons, if both insureds are living) still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

HOW WILL THE VALUE OF THE POLICY CHANGE OVER TIME?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except in some states for the first premium payment, which will be invested in the Penn Series Money Market Fund during the free look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o        the net premiums you have paid,

         o plus or minus the investment results of the policy value allocated or transferred to the variable investment options,

         o plus interest credited to the amount of your policy value allocated or transferred to the fixed interest option,

         o        minus policy charges we deduct, and

         o        minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? described later in this section.

         For more information on policy values and the variable and fixed investment options, see also the ADDITIONAL INFORMATION section of this prospectus.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

         o Premium Charge - 7.5% is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 5% to partially compensate us for the expense of selling and distributing the Policies. For premiums received after the first 15 policy years, we intend to deduct only the 2.5% to cover state premium taxes. We will notify you in advance if we change our current rates. For policies issued to New York residents, see the table in Appendix C at the end of this prospectus.

MONTHLY DEDUCTIONS

         o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age and length of time the Policy has been in effect and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco or non tobacco standard rate class, a preferred underwriting class, or a rate class involving a higher mortality risk (a "substandard class"). Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insureds' attained ages increase. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

         o Administrative Charge - A maximum monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $15 (Currently, the flat dollar charge is $15 in the first policy year and $5 thereafter-- we will notify you in advance if we change our current rates) and
                  (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance not to exceed 0.20 per $1,000 per month of initial specified amount of insurance (Currently, the charge is $0.15 per $1,000 per month of initial specified amount of insurance up to a maximum amount of $375.00). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

         o Optional Supplemental benefit charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

DAILY MORTALITY AND EXPENSE RISK CHARGE

         We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the policy. Currently, the charge is an annual rate of 0.90% of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60%. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus. For policies issued to New York residents, see the table in Appendix C at the end of this prospectus.

         The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

TRANSFER CHARGE

         We reserve the right to impose a $10 transfer charge on any transfer of policy value among the variable investment options and/or fixed interest option in excess of the 12 transfers each policy year. We will notify you before imposing the charge. No transfer charge will be made if the specified amount of insurance exceeds $4,999,999.

SURRENDER CHARGE

         If you surrender your Policy during the first 16 policy years, we will deduct a surrender charge in calculating the surrender proceeds payable. We determine the surrender charge by the following formula:

         the sum of (a) plus (b), multiplied by (c), where:

         (a)  =   25% of the lesser of (i) the sum of all premiums paid in the
                  Policy and (ii) the maximum surrender charge premium (which is an amount calculated separately for each policy);

         (b)  =   an administrative charge based on the initial specified amount of insurance and the younger insured's attained age on the policy date (ranging from $6 at insured's age 20 to $14 at insured's age 60 and over, per $1,000 of initial specified amount -- for more information on this charge, see Appendix B at the end of this prospectus); and

         (c)  =   the applicable surrender factor for the policy year during which the surrender is made (see table below).

              SURRENDER DURING POLICY YEAR                                   SURRENDER FACTOR
                                                                         APPLIED TO (C) IN FORMULA
--------------------------------------------------------------------------------------------------------------------
                    1st through 7th                                                 1.00
--------------------------------------------------------------------------------------------------------------------
                          8th                                                       0.90
--------------------------------------------------------------------------------------------------------------------
                          9th                                                       0.80
--------------------------------------------------------------------------------------------------------------------
                          10th                                                      0.70
--------------------------------------------------------------------------------------------------------------------
                          11th                                                      0.60
--------------------------------------------------------------------------------------------------------------------
                          12th                                                      0.50
--------------------------------------------------------------------------------------------------------------------
                          13th                                                      0.40
--------------------------------------------------------------------------------------------------------------------
                          14th                                                      0.30
--------------------------------------------------------------------------------------------------------------------
                          15th                                                      0.20
--------------------------------------------------------------------------------------------------------------------
                          16th                                                      0.10
--------------------------------------------------------------------------------------------------------------------
                    17th and later                                                  0.00
--------------------------------------------------------------------------------------------------------------------

         Under the formula, the surrender charge declines by 10% each policy year after the seventh, to $0 by the 17th policy year so that, after the 16th policy year, there is no surrender charge. For policies issued to New York residents, see the table in Appendix C at the end of this prospectus.

         The surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus.

         The administrative charge component of the surrender charge covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insureds' rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests. We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES

         This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

         We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

         Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE FEES AND EXPENSES PAID BY THE INVESTMENT FUNDS?

         The following tables show the fees and expenses paid by the investment funds.

-----------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                ADMINISTRATIVE                                      TOTAL
                               MANAGEMENT        AND CORPORATE      ACCOUNTING        OTHER          FUND
                                  FEES           SERVICE FEES          FEES         EXPENSES       EXPENSES
Money Market................      0.19%             0.15%              0.07%          0.09%          0.50%
----------------------------------------------------------------------------------------------------------------
Limited Maturity Bond             0.33%             0.15%              0.19%          0.10%          0.77%(1)
(before contractual fee
waivers)....................
Limited Maturity Bond             0.30%             0.15%              0.19%          0.10%          0.74%(1)
(after contractual fee
waivers)....................
----------------------------------------------------------------------------------------------------------------
Quality Bond................      0.34%             0.15%              0.07%          0.09%          0.65%
----------------------------------------------------------------------------------------------------------------
High Yield Bond (before
contractual fee waivers)....      0.52%             0.15%              0.08%          0.13%          0.88%
High Yield Bond (after
contractual fee waivers)....      0.51%             0.15%              0.08%          0.13%          0.87%
----------------------------------------------------------------------------------------------------------------
Flexibly Managed............      0.60%             0.15%              0.05%          0.07%          0.87%
----------------------------------------------------------------------------------------------------------------
Growth Equity...............      0.62%             0.15%              0.06%          0.09%          0.92%
----------------------------------------------------------------------------------------------------------------
Large Cap Value.............      0.60%             0.15%              0.06%          0.07%          0.88%
----------------------------------------------------------------------------------------------------------------
Large Cap Growth............      0.55%             0.15%              0.05%          0.16%          0.91%(2)
----------------------------------------------------------------------------------------------------------------
Index 500 (1) ..............      0.07%             0.15%              0.06%          0.11%          0.39%(3)
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth (before
contractual fee waivers)....      0.70%             0.15%              0.08%          0.16%          1.09%
Mid Cap Growth (after
contractual fee waivers)....      0.70%             0.06%              0.08%          0.16%          1.00%
----------------------------------------------------------------------------------------------------------------
Mid Cap Value...............      0.55%             0.15%              0.08%          0.11%          0.89%
----------------------------------------------------------------------------------------------------------------
Strategic Value.............      0.72%             0.15%              0.14%          0.11%          1.12%(2)
----------------------------------------------------------------------------------------------------------------
Emerging Growth.............      0.73%             0.15%              0.07%          0.09%          1.04%
----------------------------------------------------------------------------------------------------------------
Small Cap Value (before
contractual fee waivers)....      0.85%             0.15%              0.08%          0.08%          1.16%
Small Cap Value (after
contractual fee waivers)....      0.83%             0.15%              0.08%          0.08%          1.14%
----------------------------------------------------------------------------------------------------------------
International Equity........      0.85%             0.15%              0.08%          0.17%          1.25%
----------------------------------------------------------------------------------------------------------------
REIT Fund...................      0.70%             0.15%              0.09%          0.21%          1.15%(2)

---------------
UNLESS OTHERWISE NOTED, THE EXPENSES ARE FOR THE LAST FISCAL YEAR.

(1) BEGINNING MAY 1, 2002, THE FUND'S ADMINISTRATOR VOLUNTARILY UNDERTOOK TO WAIVE CERTAIN FEES SUCH THAT THE FUND'S TOTAL EXPENSES WILL NOT EXCEED 0.65% FOR THE REMAINDER OF FISCAL YEAR 2002. THIS WAIVER IS VOLUNTARY AND, WHILE IT IS EXPECTED TO CONTINUE FOR THE FORESEEABLE FUTURE, IT CAN BE DISCONTINUED AT ANY TIME.
(2)  THESE EXPENSES ARE ESTIMATES.

(3) THE TOTAL EXPENSES FOR THE INDEX 500 FUND AFTER VOLUNTARY FEE WAIVER OF 0.14% BY THE FUND'S ADMINISTRATOR ARE 0.25%. THIS WAIVER IS VOLUNTARY AND, WHILE IT IS EXPECTED TO CONTINUE FOR THE FORESEEABLE FUTURE, IT CAN BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (1)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                       MANAGEMENT,
                                                                      ADVISORY AND
                                                                     ADMINISTRATION      OTHER        TOTAL FUND
                                                                          FEES          EXPENSES       EXPENSES
                                                                     --------------     --------      ----------
Balanced...........................................................      0.85%            0.14%          0.99%

--------------
(1) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (THE "TRUST") IS DIVIDED INTO PORTFOLIOS (EACH A "PORTFOLIO"). EACH PORTFOLIO INVESTS IN A CORRESPONDING SERIES ("SERIES") OF THE TRUST. THIS TABLE SHOWS THE CURRENT EXPENSES PAID BY THE BALANCED PORTFOLIO AND THE PORTFOLIO'S SHARE OF THE CURRENT EXPENSES OF ITS SERIES. SEE "EXPENSES" IN THE TRUST'S PROSPECTUS.


-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (1)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                     MANAGEMENT          OTHER        TOTAL FUND
                                                                        FEE             EXPENSES       EXPENSES
                                                                     ----------         --------      ----------
Equity-Income..............................................            0.48%              0.10%         0.58%
Growth.....................................................            0.58%              0.10%         0.68%

--------------
(1) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. ACTUAL ANNUAL CLASS OPERATING EXPENSES WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION, THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. THE NET TOTAL OPERATING EXPENSES FOR THE EQUITY-INCOME AND GROWTH PORTFOLIOS WERE 0.57% AND 0.65%, RESPECTIVELY.

---------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (1)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                  MANAGEMENT              OTHER         TOTAL FUND
                                                                     FEE                EXPENSES         EXPENSES
                                                                  ----------            --------        ----------
Asset Manager ...............................................        0.53%                0.11%            0.64%

----------------
(1) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. ACTUAL ANNUAL CLASS OPERATING EXPENSES WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION, THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. THE NET TOTAL OPERATING EXPENSES FOR THE ASSET MANAGER FUND WAS 0.63%.

---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (1)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                  MANAGEMENT             OTHER           TOTAL FUND
                                                                     FEE                EXPENSES          EXPENSES
                                                                  ----------            --------          --------
Emerging Markets Equity (International)......................        1.25%                0.87%            2.12%

------------
(1) THE TOTAL EXPENSES FOR THE EMERGING MARKETS EQUITY (INTERNATIONAL) FUND AFTER A VOLUNTARY WAIVER OF 0.37% ARE 1.75%. THE ADVISER MAY TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME AT ITS SOLE DISCRETION.

--------------------------------------------------------------------------------
ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

         We currently make no charge against policy values to pay federal income taxes. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o        we may defer transfers under certain condition;

         o        transfers may not be made during the free look period;

         o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

DOLLAR COST AVERAGING

         This is a program of automatic monthly transfers out of the money market variable investment option into one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

ASSET REBALANCING

         This is a program that automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.

WHAT IS A POLICY LOAN?

         You may borrow up to 90% of your cash surrender value.

         Interest charged on a policy loan is 5.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from the investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. The special loan account will earn interest at 4.0% (or more at our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         The amount of any loan outstanding under your Policy on the death of the surviving insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM MY POLICY?

FULL SURRENDER

         You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

PARTIAL SURRENDER

         You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o No more than four partial surrenders may be made in a policy year;

         o        each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

         o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $200,000.

         If you elect the Option 1 insurance coverage (see HOW MUCH LIFE INSURANCE COVERAGE DOES MY POLICY PROVIDE? below), a partial surrender will reduce your specific amount of insurance.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values computed at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange (NYSE) (generally, 4:00 p.m. Eastern Time) and ending at the close of the next succeeding business day of the NYSE. Therefore, instructions received after the close of business of the NYSE will be valued based on the close of the next NYSE business day.

         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation of risk and administrative work has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW MUCH LIFE INSURANCE COVERAGE DOES THE POLICY PROVIDE?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the lives of the two persons to be insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance is $200,000.

         When the survivor of the insured persons dies, we will pay the death benefit less the amount of any outstanding policy loan. We offer two different types of death benefits. You choose which one you want in the application. They are:

         o Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the policy value multiplied by the applicable net single premium factor.

         o Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the policy value multiplied by the net single premium factor.

         Net single premium factors are based on the insureds' sexes, rate classes and attained ages on the date of calculation. The factor decreases each policy anniversary as the insureds' ages increase. A table of net single premium factors as of each policy anniversary is included in your Policy. A table illustrating net single premium factors is included in Appendix D at the end of this prospectus.

         In order for the Policy to qualify as "life insurance" for federal income taxes, it must satisfy the "cash value accumulation test" under Section 7702(b) of the Internal Revenue Code of 1986, as amended. The test requires that under the terms of the Policy, the death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to pay for the future benefits provided under the policy. The net single premium factors included in your Policy are intended to satisfy the cash value accumulation test.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER MY POLICY?

CHANGE OF DEATH BENEFIT OPTION

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $200,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year;

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insureds, the requested change will not be allowed.

DECREASE IN SPECIFIED AMOUNT OF INSURANCE

         You may decrease the specified amount of insurance, subject to the following conditions:

         o        no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         o any decrease in the specified amount of insurance must be at least $10,000 and the specified amount after the decrease must be at least $200,000.

         You may not increase the specified amount of insurance under your Policy.

EXCHANGE OF POLICIES

         For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider.

TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

         See FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

         We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

         FLEXIBLE PERIOD SINGLE LIFE TERM RIDER -- provides term insurance covering the named insured for the designated period.

         POLICY SPLIT OPTION -- permits the Policy to be split into two fixed benefit (nonvariable) policies upon the issuance of a final divorce decree relating to the two insureds or a change in federal estate tax law that results in the inability to defer estate taxes until the death of the last surviving Insured.

         ESTATE GROWTH BENEFIT -- provides for automatic annual increase of 3% or 6% of the initial specified amount of insurance.

         CHANGE OF INSURED -- permits a change in one insured so long as the new insured has the same insurable relationship to the remaining insured as did the insured being replaced.

         SUPPLEMENTAL TERM INSURANCE -- provides additional death benefit payable on the death of the last surviving insured if the death occurs during the term of the Policy.

         GUARANTEED CONTINUATION OF POLICY -- guarantees that the Policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value of the Policy.

         EXTENDED MATURITY -- provides that the maturity date of the Policy is extended, subject to conditions and limitations.

         RETURN OF PREMIUM SUPPLEMENTAL TERM INSURANCE -- provides term insurance which will not be less than the amount of all premiums paid up to the most recent policy month. It is only available on policies that provide an Option 1 death benefit. There is no cash value for this benefit.

         ESTATE PRESERVATION -- provides additional death benefit payable on the death of the last surviving insured if the death occurs during the first four Policy years.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

DO I HAVE THE RIGHT TO CANCEL MY POLICY?

         You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

         In some states, you will receive a refund of any premiums you have paid. In these states, money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER MY POLICY?

CHOOSING A PAYOUT OPTION

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT OF CHANGING PAYOUT OPTION

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investment in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for Policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, Post Office Box 7460, Philadelphia, Pennsylvania, 19172, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing (3V), 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

         o policy loans in excess of $25,000, and full and partial surrenders;

         o        change of death benefit option;

         o        decrease in specified amount of insurance;

         o        change of beneficiary;

         o        election of payment option for Policy proceeds; and

         o        tax withholding elections.

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS

         You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We may require certain identifying information to process a telephone transfer.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

         At least once each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

ADDITIONAL INFORMATION

         This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.


         CONTENTS OF THIS SECTION                                                                            PAGE
         ------------------------                                                                            ----
         The Penn Mutual Life Insurance Company................................................................21

         Penn Mutual Variable Life Account I...................................................................21

         The Funds.............................................................................................22

         More Information About Policy Values..................................................................25

         Federal Income Tax Considerations.....................................................................26

         Sale of Policies......................................................................................29

         Penn Mutual Trustee and Officers......................................................................30

         State Regulation......................................................................................31

         Additional Information................................................................................32

         Experts...............................................................................................32

         Litigation............................................................................................32

         Independent Auditors..................................................................................32

         Legal Matters.........................................................................................32

         Financial Statements..................................................................................32

         Appendix A - Minimum Initial Annual Premiums.........................................................A-1

         Appendix B...........................................................................................B-1

         - Administrative Surrender Charges per $1,000 of Initial Specified Amount

         - Sample Surrender Charge Premiums for $1,000,000 Specified Amount

         Appendix C - Policies Issued to New York Residents ..................................................C-1

         Appendix D - Illustrative Net Single Premium Factors.................................................D-1

THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF  THE FUNDS

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

THE FUNDS

         Penn Series Funds, Inc., Neuberger Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

         The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

         PENN SERIES -- MONEY MARKET FUND -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

         PENN SERIES -- LIMITED MATURITY BOND FUND -- the highest current income consistent with low risk to principal and liquidity; total return is secondary.

         PENN SERIES -- QUALITY BOND FUND -- highest income over the long term consistent with the preservation of principal.

         PENN SERIES -- HIGH YIELD BOND FUND -- high current income.

         PENN SERIES -- FLEXIBLY MANAGED FUND -- maximize total return (capital appreciation and income).

         PENN SERIES -- GROWTH EQUITY FUND -- long-term growth of capital and increase of future income.

         PENN SERIES -- LARGE CAP VALUE FUND -- maximize total return (capital appreciation and income).

         PENN SERIES -- LARGE CAP GROWTH FUND -- long term growth of capital (capital appreciation).

         PENN SERIES -- INDEX 500 FUND -- total return (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks. "S&P 500 Index" and "500" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

         PENN SERIES -- MID CAP GROWTH FUND -- maximize capital appreciation.

         PENN SERIES -- MID CAP VALUE FUND -- growth of capital.

         PENN SERIES -- STRATEGIC VALUE FUND -- growth of capital.

         PENN SERIES-- EMERGING GROWTH FUND-- capital appreciation.

         PENN SERIES -- SMALL CAP VALUE FUND -- capital appreciation.

         PENN SERIES-- INTERNATIONAL EQUITY FUND-- capital appreciation.

         PENN SERIES -- REIT FUND -- achieve high total return consistent with reasonable investment risks.

         NEUBERGER BERMAN -- BALANCED PORTFOLIO -- long-term capital growth and reasonable current income without undue risk to principal.

         FIDELITY INVESTMENTS' VIP FUND -- EQUITY-INCOME PORTFOLIO -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         FIDELITY INVESTMENTS' VIP FUND -- GROWTH PORTFOLIO -- capital appreciation.

         FIDELITY INVESTMENTS' VIP FUND II -- ASSET MANAGER PORTFOLIO -- high total return with reduced risk over the long-term.

         VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- long term capital appreciation.

THE MANAGERS

         INDEPENDENCE CAPITAL MANAGEMENT, INC. ("Independence Capital Management"), a wholly-owned subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.

         T. ROWE PRICE ASSOCIATES, INC., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

         PUTNAM INVESTMENT MANAGEMENT, LLC of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.

         FRANKLIN ADVISERS, INC. of San Mateo, California, is the investment sub-adviser to the Penn Series Large Cap Growth Fund.

         WELLS CAPITAL MANAGEMENT INCORPORATED of San Francisco, California, is the sub-adviser to the Penn Series Index 500 Fund.

         TURNER INVESTMENT PARTNERS, INC. of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.

         NEUBERGER BERMAN MANAGEMENT INC., of New York, New York, is the investment sub-adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Managers Trust underlying the Neuberger Berman Balanced Portfolio.

         LORD, ABBETT & CO., of Jersey City, New Jersey, is the investment sub-adviser to the Penn Series Strategic Value Fund.

         RS INVESTMENT MANAGEMENT, INC. (FORMERLY ROBERTSON STEPHENS INVESTMENT MANAGEMENT, INC.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

         ROYCE & ASSOCIATES, LLC, of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

         VONTOBEL ASSET MANAGEMENT, INC., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

         HEITMAN REAL ESTATE SECURITIES LLC, of Chicago, Illinois, is the investment sub-adviser to the Penn Series REIT Fund.

         FIDELITY MANAGEMENT & RESEARCH CORPORATION ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity-Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

         MORGAN STANLEY INVESTMENT MANAGEMENT INC., of New York, New York, doing business as Van Kampen, is the investment adviser to the Emerging Markets Equity (International) Portfolio.

         Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

         We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Van Kampen's The Universal Institutional Funds governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Van Kampen's The Universal Institutional Funds Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

         The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Van Kampen's The Universal Institutional Funds are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Van Kampen's The Universal Institutional Funds are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Van Kampen's The Universal Institutional Funds currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Van Kampen's The Universal Institutional Funds, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policy owners and variable life Policy owners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

         Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Van Kampen's The Universal Institutional Funds, respectively; or (4) differences between voting instructions given by variable annuity Policy owners and those given by variable life Policy owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policy owners. This could include discontinuance of investment in a Fund.

MORE INFORMATION ABOUT POLICY VALUES

         On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction. On each valuation date (each day the New York Stock Exchange and our office is open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

VARIABLE ACCOUNT VALUES

         When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

         The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

ACCUMULATION UNIT VALUES

         An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.

FIXED ACCOUNT VALUE

         On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the special loan account.

NET POLICY VALUE

         The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

CASH SURRENDER VALUE

         The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

NET CASH SURRENDER VALUE

         The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available for partial surrenders. It is the amount received upon a full surrender of the Policy.

FEDERAL INCOME TAX CONSIDERATIONS

         The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

TAX STATUS OF THE POLICY

         To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each Subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code.

MODIFIED ENDOWMENT CONTRACTS

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

         Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

         Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

POLICY LOAN INTEREST

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

         Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAXATION OF POLICY SPLIT

         The Policy Split Option Rider which we offer permits a Policy to be split into two other life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A Policy split could have adverse tax consequence. For example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1035 or Section 1041 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a Policy split.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

         The Guaranteed Option to Extend Maturity Date that we offer allows the Policy Owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

         The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

SALE OF THE POLICIES

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 50% of first year premiums, 2% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

         For 2001 and for the period May 1, 2000 to December 31, 2000, Penn Mutual received premium payments on the Policy in the approximate amount of $9,517,304 and $2,394,944, respectively, and compensated HTK in the approximate amounts of $81,517 and $34,397, respectively, for its services as principal underwriter.

PENN MUTUAL TRUSTEES AND OFFICERS

         Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.


BOARD OF TRUSTEES
                               POSITION WITH
NAME AND ADDRESS               PENN MUTUAL         PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Robert E. Chappell             Chairman of the     Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life           Board and Chief     December 1996), President and Chief Executive Officer (April
Insurance Company              Executive Officer   1995-December 1996), The Penn Mutual Life Insurance Company.
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------------
Daniel J. Toran                President, Chief    President and Chief Operating Officer (since January 1997),
The Penn Mutual Life           Operating Officer   Executive Vice President, (May 1996-January 1997), The Penn
Insurance Company              and Trustee         Mutual Life Insurance Company; Executive Vice President, The New
Philadelphia, PA 19172                             England Mutual Life Insurance Company (prior thereto).
--------------------------------------------------------------------------------------------------------------------
Julia Chang Bloch              Trustee            Visiting  Professor,  Institute  of  International  Relations  in
1743 22nd Street, NW                              Beijing,  China,  and  distinguished  adviser,  American  Studies
Washington, DC 20008                              Center (April 1998 to present);  President,  US-Japan  Foundation
                                                  (July 1996 to March 1998); Group Executive Vice President, Bank
                                                  America NT & SA (prior thereto).
--------------------------------------------------------------------------------------------------------------------
Edward G. Boehne               Trustee            Retired  (since  2000);   President,   Federal  Reserve  Bank  of
313 Devon State Road                              Philadelphia (1981-2000)
Devon, PA 19333
--------------------------------------------------------------------------------------------------------------------
Joan P. Carter                 Trustee            President,  UM Holdings Ltd. and predecessor firm, United Medical
President and                                     Corporation
Chief Operating Officer
UM Holdings Ltd.
56 Haddon Avenue
Haddonfield, NJ 08033
--------------------------------------------------------------------------------------------------------------------
Philip E. Lippincott           Trustee            Retired  (since  April  1994),   Chairman  and  Chief   Executive
Horizons #2002                                    Officer, Scott Paper Company (prior thereto).
4731 Bonita Bay Blvd.
Bonita Springs, FL 34134
--------------------------------------------------------------------------------------------------------------------
John F. McCaughan              Trustee            Retired  Chairman,  (since  1996),  Chairman of the Board  (prior
921 Pebble Hill Road                              thereto), Betz Laboratories, Inc.
Doylestown, PA  18901
--------------------------------------------------------------------------------------------------------------------
Alan B. Miller                 Trustee            Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
--------------------------------------------------------------------------------------------------------------------
Edmond F. Notebaert            Trustee            Consultant  (since 2000),  President and Chief Executive  Officer
200 Wyllpen Drive                                 (prior thereto), The Children's Hospital of Philadelphia.
West Chester, PA 19380
--------------------------------------------------------------------------------------------------------------------
Robert H. Rock                 Trustee            President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th Floor
Philadelphia, PA 19103
--------------------------------------------------------------------------------------------------------------------


BOARD OF TRUSTEES
                               POSITION WITH
NAME AND ADDRESS               PENN MUTUAL        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr., Esq.  Trustee            Partner, Covington & Burling (law firm).
1201 Pennsylvania Ave., NW
P.O. Box 7566
Washington, D.C. 20004
--------------------------------------------------------------------------------------------------------------------

         The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).


SENIOR OFFICERS

NAME                          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
John M. Albanese              Executive Vice President, Systems and Service (since June 2000); Senior Vice
The Penn Mutual Life          President, Customer Service and Information Systems (June 1997-June 2000), Vice
Insurance Company             President, Information Systems Application (prior thereto), The Penn Mutual Life
Philadelphia, PA 19172        Insurance Company.
--------------------------------------------------------------------------------------------------------------------
Michael A. Biondolillo        Senior Vice President,  Human Resources  (since June 1997);  Corporate Vice President
The Penn Mutual Life          and General  Manager,  Human  Resources and Quality,  MG  Industries,  America (prior
Insurance Company             thereto).
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------------
Nancy S. Brodie               Executive Vice President and Chief Financial  Officer (since  December 1995),  Senior
The Penn Mutual Life          Vice  President  and Chief  Financial  Officer  prior  thereto.  The Penn Mutual Life
Insurance Company             Insurance Company .
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------------
Ralph L. Crews                Senior Vice  President,  Career  Agency System (since  February  2001),  Penn Mutual;
The Penn Mutual Life          Senior Financial Services Retail Distribution (prior thereto).
Insurance  Company
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------------
Bill D. Fife                  Senior Vice President, Independence Financial Network (since January 2000), Regional
The Penn Mutual Life          Vice President, Independence Financial Network (1997-2000), The Penn Mutual Life
Insurance Company             Insurance Company; Vice President of Agencies (1994-1997), Aetna Life and Casualty.
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------------
Larry L. Mast                 Executive  Vice  President,  The Penn  Mutual  Life  Insurance  Company  (May 1997 to
The Penn Mutual Life          present).   Formerly  Senior  Vice  President,   Lafayette  Life  Insurance   Company
Insurance Company             (September 1994 to May 1997);
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------------
Nina M. Mulrooney             Senior Vice President (since July 1999), General Auditor (November 1991-July 1999),
The Penn Mutual Life          Vice President, Market Conduct (since December 1997), Assistant Vice President,
Insurance Company             Corporate Accounting and Control (prior thereto), The Penn Mutual Life Insurance
Philadelphia, PA 19172        Company.
--------------------------------------------------------------------------------------------------------------------
Peter M. Sherman              Executive Vice President (since December 1998), Chief Investment Officer (since May
The Penn Mutual Life          1996), Senior Vice President (May 1996 to December 1996), Vice President,
Insurance Company             Investments (January 1996 to April 1996), The Penn Mutual Life Insurance Company.
Philadelphia, PA, 19172
--------------------------------------------------------------------------------------------------------------------

STATE REGULATION

         Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

         We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

         A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

         Actuarial matters included in this prospectus have been examined by Raymond G. Caucci, FSA, MAAA, Assistant Vice President and Product Manager Actuary, Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

LITIGATION

         No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

INDEPENDENT AUDITORS

         Ernst & Young LLP serves as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

LEGAL MATTERS

         Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear on the following pages. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------


                                                                            MONEY         QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL         MARKET FUND+    BOND FUND+    BOND FUND+         FUND+
                                                       ------------      ------------   -----------   -----------     -----------
INVESTMENT IN COMMON STOCK
Number of Shares ....................................                     36,029,948      1,576,418     1,937,675       1,675,508
Cost ................................................  $643,287,157      $36,029,948    $16,683,708   $16,772,285     $41,728,700

ASSETS:
Investments at market value .........................  $549,593,374      $36,029,947    $16,378,986   $14,048,147     $25,249,901
Dividends receivable ................................        53,886           53,886              -             -               -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company .......        33,328            1,778            880           909           1,465
Securities payable ..................................     1,775,295        1,775,295              -             -               -

                                                       ------------      --------------------------------------------------------
NET ASSETS ..........................................  $547,838,637      $34,306,760    $16,378,106   $14,047,238     $25,248,436
                                                       ============      ========================================================

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                           MONEY          QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL        MARKET FUND+     BOND FUND+    BOND FUND+        FUND+
                                                       ------------     ------------    -----------   -----------     -----------
INVESTMENT INCOME:
Dividends ...........................................  $ 12,000,603      $ 1,200,494    $ 1,163,543   $ 1,253,582     $     6,411
EXPENSE:
Mortality and expense risk charges ..................     4,359,717          395,980        116,426       103,171         201,205
                                                       ------------      -----------    -----------   -----------     -----------

Net investment income (loss) ........................     7,640,886          804,514      1,047,117     1,150,411        (194,794)
                                                       ------------      -----------    -----------   -----------     -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares .........................................      (695,116)               -         22,860         7,830        (194,312)
Long term capital gains distributions ...............    15,311,585                -         61,605             -               -
                                                       ------------      -----------    -----------   -----------     -----------

Net realized gains (losses) from investment
     transactions ...................................    14,616,469                -         84,465         7,830        (194,312)
Net change in unrealized appreciation (depreciation)
     of investments .................................   (68,906,433)               -       (224,108)     (578,276)     (7,386,589)
                                                       ------------      -----------    -----------   -----------     -----------

Net realized and unrealized gains (losses) on
     investments ....................................   (54,289,964)               -       (139,643)     (570,446)     (7,580,901)
                                                       ------------      -----------    -----------   -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ................................  $(46,649,078)     $   804,514    $   907,474   $   579,965     $(7,775,695)
                                                       ============      ===========    ===========   ===========     ===========
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2001 (CON'T)

[RESTUBBED TABLE}

------------------------------------------------------------------------------------------------------------------------------------

                                                    LARGE CAP         FLEXIBLY                        SMALL CAP         EMERGING
                                                     VALUE            MANAGED       INTERNATIONAL       VALUE            GROWTH
                                                     FUND +            FUND+         EQUITY FUND+       FUND +            FUND+
                                                   -----------      -----------      -----------      -----------      -----------
INVESTMENT IN COMMON STOCK
Number of Shares .................................   2,835,154        4,012,586        2,643,289        1,506,427        1,792,455
Cost ............................................. $54,601,253      $76,572,470      $45,494,339      $20,134,689      $49,142,039

ASSETS:
Investments at market value ...................... $48,112,561      $80,331,969      $30,952,911      $21,662,412      $36,673,629
Dividends receivable .............................           -                -                -                -                -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company ....       3,065            5,177            1,939            1,350            2,273
Securities payable ...............................           -                -                -                -                -

                                                   -------------------------------------------------------------------------------
NET ASSETS ....................................... $48,109,496      $80,326,792      $30,950,972      $21,661,062      $36,671,356
                                                   ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001 (CON'T)

[RESTUBBED TABLE}

                                                        LARGE CAP        FLEXIBLY                       SMALL CAP       EMERGING
                                                          VALUE          MANAGED     INTERNATIONAL        VALUE          GROWTH
                                                          FUND +          FUND+       EQUITY FUND+        FUND +          FUND+
                                                       ------------    ------------   ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ...........................................  $  1,340,804    $  3,116,389   $    639,942    $    404,863    $          -
EXPENSE:
Mortality and expense risk charges ..................       376,300         631,306        291,884         153,371         254,337
                                                       ------------    ------------   ------------    ------------    ------------

Net investment income (loss) ........................       964,504       2,485,083        348,058         251,492        (254,337)
                                                       ------------    ------------   ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares .........................................       (51,345)         46,840       (416,606)        (67,415)         (2,740)
Long term capital gains distributions ...............       454,252       3,357,510              -         453,357         608,741
                                                       ------------    ------------   ------------    ------------    ------------

Net realized gains (losses) from investment
     transactions ...................................       402,907       3,404,350       (416,606)        385,942         606,001
Net change in unrealized appreciation (depreciation)
     of investments .................................    (2,796,688)        467,752    (11,622,617)      1,895,911      (6,025,527)
                                                       ------------    ------------   ------------    ------------    ------------

Net realized and unrealized gains (losses) on
     investments ....................................    (2,393,781)      3,872,102    (12,039,223)      2,281,853      (5,419,526)
                                                       ------------    ------------   ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ................................  $ (1,429,277)   $  6,357,185   $(11,691,165)   $  2,533,345    $ (5,673,863)
                                                       ============    ============   ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2001 (CON'T)

[RESTUBBED TABLE}

------------------------------------------------------------------------------------------------------------------------------------

                                                              LIMITED                                 MID CAP             MID CAP
                                                           MATURITY BOND         INDEX 500             GROWTH              VALUE
                                                              FUND +               FUND +              FUND +              FUND +
                                                            -----------         -----------          -----------        -----------
INVESTMENT IN COMMON STOCK
Number of Shares .......................................        321,281           9,081,762            2,395,124          1,574,334
Cost ...................................................    $ 3,301,356         $85,687,046          $21,684,173        $16,271,379

ASSETS:
Investments at market value ............................    $ 3,325,253         $71,745,918          $15,065,335        $17,050,028
Dividends receivable ...................................              -                   -                    -                  -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company ..........            176               4,056                  890              1,093
Securities payable .....................................              -                   -                    -                  -

                                                            -----------------------------------------------------------------------
NET ASSETS .............................................    $ 3,325,077         $71,741,862          $15,064,445        $17,048,935
                                                            =======================================================================

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001 (CON'T)

[RESTUBBED TABLE}

                                                             LIMITED                               MID CAP              MID CAP
                                                          MATURITY BOND       INDEX 500            GROWTH                VALUE
                                                             FUND +            FUND +              FUND +                FUND +
                                                          -----------        -----------         -----------         ------------
INVESTMENT INCOME:
Dividends ..............................................  $   118,936        $   815,598         $         -         $    839,033
EXPENSE:
Mortality and expense risk charges .....................       18,432            526,135             114,822              140,349
                                                          -----------        -----------         -----------         ------------

Net investment income (loss) ...........................      100,504            289,463            (114,822)             698,684
                                                          -----------        -----------         -----------         ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ............................................        3,539             38,688             (23,753)             (60,550)
Long term capital gains distributions ..................            -                  -                   -              207,521
                                                          -----------        -----------         -----------         ------------

Net realized gains (losses) from investment
     transactions ......................................        3,539             38,688             (23,753)             146,971
Net change in unrealized appreciation (depreciation)
     of investments ....................................       12,205         (8,376,918)         (4,258,334)          (1,428,505)
                                                          -----------        -----------         -----------         ------------

Net realized and unrealized gains (losses) on
     investments .......................................       15,744         (8,338,230)         (4,282,087)          (1,281,534)
                                                          -----------        -----------         -----------         ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...................................  $   116,248        $(8,048,767)        $(4,396,909)        $   (582,850)
                                                          =======================================================================

+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2001 (Con't)

[RESTUBBED TABLE]

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         EMERGING
                                                                                                                      MARKETS EQUITY
                                                    BALANCED       EQUITY INCOME       GROWTH       ASSET MANAGER        (INT'L)
                                                   PORTFOLIO++     PORTFOLIO+++     PORTFOLIO+++     PORTFOLIO+++     PORTFOLIO++++
                                                   -----------      -----------      -----------      -----------      -----------
INVESTMENT IN COMMON STOCK
Number of Shares ................................    1,346,922        1,457,408        2,136,199          622,582          900,117
Cost ............................................  $18,870,648      $33,180,288      $88,231,234      $10,169,621      $ 8,731,981

ASSETS:
Investments at market value .....................  $13,011,258      $33,156,028      $71,797,647      $ 9,033,668      $ 5,967,776
Dividends receivable                                         -                -                -                -                -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company ...          714            2,138            4,499              566              360
Securities payable ..............................            -                -                -                -                -

                                                   -------------------------------------------------------------------------------
 NET ASSETS .....................................  $13,010,544      $33,153,890      $71,793,148      $ 9,033,102      $ 5,967,416
                                                   ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001 (CON'T)

[RESTUBBED TABLE]

                                                                                                                        EMERGING
                                                                                                                     MARKETS EQUITY
                                                        BALANCED     EQUITY INCOME       GROWTH      ASSET MANAGER      (INT'L)
                                                       PORTFOLIO++    PORTFOLIO+++    PORTFOLIO+++   PORTFOLIO+++    PORTFOLIO++++
                                                      ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends                                             $    199,861    $    501,631    $     51,626    $    347,890    $          -
EXPENSE:
Mortality and expense risk charges                          94,504         263,425         555,898          71,169          51,003
                                                      ------------    ------------    ------------    ------------    ------------

Net investment income (loss)                               105,357         238,206        (504,272)        276,721         (51,003)
                                                      ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares                                                (15,659)        133,942         (60,072)        (38,826)        (17,537)
Long term capital gains distributions                    3,775,944       1,409,345       4,852,851         130,459               -
                                                      ------------    ------------    ------------    ------------    ------------

Net realized gains (losses) from investment
     transactions                                        3,760,285       1,543,287       4,792,779          91,633         (17,537)
Net change in unrealized appreciation (depreciation)
     of investments                                     (5,576,973)     (3,452,134)    (18,393,176)       (812,480)       (349,976)
                                                      ------------    ------------    ------------    ------------    ------------

Net realized and unrealized gains (losses) on
     investments                                        (1,816,688)     (1,908,847)    (13,600,397)       (720,847)       (367,513)
                                                      ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                  $ (1,711,331)   $ (1,670,641)   $(14,104,669)   $   (444,126)   $   (418,516)
                                                      ============================================================================

+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                      TOTAL                              MONEY MARKET FUND+
                                                        ---------------------------------        ----------------------------------
                                                             2001               2000                 2001                 2000
                                                        -------------       -------------        -------------        -------------
OPERATIONS:
     Net investment income (loss) ....................  $   7,640,886       $   8,079,670        $     804,514        $   1,277,803
     Net realized gains (losses) from
          investment transactions ....................     14,616,469          70,932,771                    -                    -
     Net change in unrealized appreciation
          (depreciation) of investments ..............    (68,906,433)       (108,806,508)                   -                    -
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................    (46,649,078)        (29,794,067)             804,514            1,277,803
                                                        -------------       -------------        -------------        -------------

VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................    174,047,357         163,013,093           48,869,987           53,629,090
     Death benefits ..................................     (1,220,303)           (984,067)             (32,632)              (5,674)
     Cost of insurance ...............................    (38,071,618)        (29,649,955)          (3,120,527)          (2,409,098)
     Net transfers ...................................    (11,924,019)         (9,620,773)         (38,767,629)         (48,784,381)
     Transfer of policy loans ........................      2,986,306           1,905,151              804,774              125,097
     Contract administration charges .................     (5,301,034)         (6,611,447)            (605,512)          (1,166,211)
     Surrender benefits ..............................    (17,148,800)        (12,810,176)          (2,663,910)            (631,047)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets resulting
     from variable life activities ...................    103,367,889         105,241,826            4,484,551              757,776
                                                        -------------       -------------        -------------        -------------
     Total increase (decrease) in net assets .........     56,718,811          75,447,759            5,289,065            2,035,579

NET ASSETS:
  Beginning of year ..................................    491,119,826         415,672,067           29,017,695           26,982,116
                                                        -------------       -------------        -------------        -------------
  END OF YEAR ........................................  $ 547,838,637       $ 491,119,826        $  34,306,760        $  29,017,695
                                                        =============       =============        =============        =============

                                                              High Yield Bond Fund+                     Growth Equity Fund+
                                                        ---------------------------------        ----------------------------------
                                                             2001               2000                 2001                2000
                                                        -------------       -------------        -------------        -------------
OPERATIONS:

     Net investment income (loss) ....................  $  1,150,411        $   1,803,716        $    (194,794)       $    (238,797)
     Net realized gains (losses) from
          investment transactions ....................         7,830               (6,401)            (194,312)          10,311,269
     Net change in unrealized appreciation
          (depreciation) of investments ..............      (578,276)          (2,222,318)          (7,386,589)         (19,405,180)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................       579,965             (425,003)          (7,775,695)          (9,332,708)
                                                        -------------       -------------        -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................     2,040,448            1,717,341            8,135,825            7,193,357
     Death benefits ..................................       (33,315)              (7,759)            (139,557)            (311,691)
     Cost of insurance ...............................      (806,905)            (546,707)          (1,995,470)          (1,827,908)
     Net transfers ...................................     3,407,699             (387,259)             992,016            3,106,041
     Transfer of policy loans ........................        65,473               39,629               90,943              161,832
     Contract administration charges .................       (73,656)             (78,386)            (291,529)            (378,504)
     Surrender benefits ..............................      (406,274)            (391,019)            (787,751)          (1,041,735)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable activities ........................     4,193,470              345,840            6,004,477            6,901,392
                                                        -------------       -------------        -------------        -------------
     Total increase (decrease)  in net assets ........     4,773,435              (79,163)          (1,771,218)          (2,431,316)

NET ASSETS:
  Beginning of year ..................................     9,273,803            9,352,966           27,019,654           29,450,970
                                                        -------------       -------------        -------------        -------------
  END OF YEAR ........................................  $ 14,047,238        $   9,273,803        $  25,248,436        $  27,019,654
                                                        ============        =============        =============        =============


PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

[RESTUBBED TABLE]
                                                                  QUALITY BOND FUND+
                                                          ----------------------------------
                                                               2001                 2000
                                                          -------------        -------------
OPERATIONS:
     Net investment income (loss) ....................    $   1,047,117        $     911,950
     Net realized gains (losses) from
          investment transactions ....................           84,465              181,942
     Net change in unrealized appreciation
          (depreciation) of investments ..............         (224,108)             (73,772)
                                                          -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................          907,474            1,020,120
                                                          -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................        3,964,224            1,703,421
     Death benefits ..................................          (24,480)              (1,681)
     Cost of insurance ...............................         (856,164)            (497,024)
     Net transfers ...................................          872,697            1,485,783
     Transfer of policy loans ........................           20,801                  786
     Contract administration charges .................          (94,449)             (79,499)
     Surrender benefits ..............................         (236,318)            (216,967)
                                                          -------------        -------------
Net increase (decrease) in net assets resulting
     from variable life activities ...................        3,646,311            2,394,819
                                                          -------------        -------------
     Total increase (decrease) in net assets .........        4,553,785            3,414,939
NET ASSETS:
  Beginning of year ..................................       11,824,321            8,409,382
                                                          -------------        -------------
  END OF YEAR ........................................    $  16,378,106        $  11,824,321
                                                          =============        =============
                                                                Large Cap Value Fund*+
                                                          ----------------------------------
                                                              2001                 2000
                                                          -------------        -------------
OPERATIONS:

     Net investment income (loss) ....................    $     964,504        $     566,643
     Net realized gains (losses) from
          investment transactions ....................          402,907           11,028,357
     Net change in unrealized appreciation
          (depreciation) of investments ..............       (2,796,688)          (7,432,472)
                                                          -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................       (1,429,277)           4,162,528
                                                          -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................        9,321,722            7,977,013
     Death benefits ..................................          (86,923)            (168,817)
     Cost of insurance ...............................       (2,903,093)          (2,157,497)
     Net transfers ...................................        1,944,567           (4,662,644)
     Transfer of policy loans ........................          259,885              136,451
     Contract administration charges .................         (329,814)            (317,191)
     Surrender benefits ..............................       (1,497,753)          (1,130,206)
                                                          -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable activities ........................        6,708,591             (322,891)
                                                          -------------        -------------
     Total increase (decrease)  in net assets ........        5,279,314            3,839,637
NET ASSETS:
  Beginning of year ..................................       42,830,182           38,990,545
                                                          -------------        -------------
  END OF YEAR ........................................    $  48,109,496        $  42,830,182
                                                          =============        =============
*  Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+  Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio
     and the Partners Portfolio, respectively. The effective date of the name change was May 1, 200.
   + INVESTMENT IN PENN SERIES FUNDS, INC.
  ++ INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
 +++ INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
     AND II
++++ INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                      B-20

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

[RESTUBBED TABLE]

                                                             FLEXIBLY MANAGED FUND+                  INTERNATIONAL EQUITY FUND+
                                                        ---------------------------------        ----------------------------------
                                                             2001               2000                 2001                2000
                                                        -------------       -------------        -------------        -------------
OPERATIONS:
     Net investment income (loss) ....................  $  2,485,083        $   3,552,114        $     348,058        $      12,075
     Net realized gains (losses) from
          investment transactions ....................     3,404,350            7,270,091             (416,606)           9,091,759
     Net change in unrealized appreciation
          (depreciation) of investments ..............       467,752              578,138          (11,622,617)         (16,503,978)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................     6,357,185           11,400,343          (11,691,165)          (7,400,144)
                                                        -------------       -------------        -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................    11,196,976           10,075,733            8,528,604            7,994,436
     Death benefits ..................................      (185,591)            (113,251)             (94,224)             (40,058)
     Cost of insurance ...............................    (4,407,530)          (3,453,835)          (2,338,611)          (2,083,723)
     Net transfers ...................................     4,036,861           (8,625,685)             (39,914)           6,605,716
     Transfer of policy loans ........................       503,215              153,918              242,230              169,003
     Contract administration charges .................      (458,521)            (375,461)            (299,449)            (388,537)
     Surrender benefits ..............................    (2,865,729)          (1,998,780)          (1,154,414)          (1,154,137)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable life activities ...................     7,819,681           (4,337,361)           4,844,222           11,102,700
                                                        -------------       -------------        -------------        -------------
     Total increase (decrease) in net assets .........    14,176,866            7,062,982           (6,846,943)           3,702,556

NET ASSETS:
  Beginning of year ..................................    66,149,926           59,086,944           37,797,915           34,095,359
                                                        -------------       -------------        -------------        -------------
  END OF YEAR ........................................  $ 80,326,792        $  66,149,926        $  30,950,972        $  37,797,915
                                                        ============        =============        =============        =============

                                                               LIMITED MATURITY                               INDEX 500
                                                                   BOND FUND++                                  FUND++
                                                        ---------------------------------        ----------------------------------
                                                             2001               2000                 2001                2000
                                                        -------------       -------------        -------------        -------------
OPERATIONS:

     Net investment income (loss) ....................  $    100,504        $     163,497        $     289,463        $     529,551
     Net realized gains (losses) from
          investment transactions ....................         3,539             (143,378)              38,688            6,701,512
     Net change in unrealized appreciation
          (depreciation) of investments ..............        12,205               89,794           (8,376,918)         (12,836,687)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................       116,248              109,913           (8,048,767)          (5,605,624)
                                                        -------------       -------------        -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................       475,352              329,289           23,717,135           21,301,626
     Death benefits ..................................       (45,008)              (1,669)            (125,823)            (111,858)
     Cost of insurance ...............................      (200,643)            (128,929)          (5,598,590)          (4,246,897)
     Net transfers ...................................     1,306,299               38,983            6,015,972            5,825,721
     Transfer of policy loans ........................         1,594                  119              122,881              141,983
     Contract administration charges .................       (12,623)             (13,455)            (806,896)          (1,242,752)
     Surrender benefits ..............................      (163,512)             (64,446)          (1,518,268)          (1,339,742)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable activities ........................     1,361,459              159,892           21,806,411           20,328,081
                                                        -------------       -------------        -------------        -------------
     Total increase (decrease)  in net assets ........     1,477,707              269,805           13,757,644           14,722,457

NET ASSETS:
  Beginning of year ..................................     1,847,370            1,577,565           57,984,218           43,261,761
                                                        -------------       -------------        -------------        -------------
  END OF YEAR ........................................  $  3,325,077        $   1,847,370        $  71,741,862        $  57,984,218
                                                        ============        =============        =============        =============

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

[RESTUBBED TABLE]

                                                             SMALL CAP VALUE FUND** +                   EMERGING GROWTH FUND+
                                                        ----------------------------------        ----------------------------------
                                                            2001                 2000                 2001                 2000
                                                        -------------        -------------        -------------        -------------
OPERATIONS:
     Net investment income (loss) ....................  $     251,492        $       6,407       $    (254,337)       $    (285,717)
     Net realized gains (losses) from
          investment transactions ....................        385,942            1,306,741             606,001           10,063,540
     Net change in unrealized appreciation
          (depreciation) of investments ..............      1,895,911               47,419          (6,025,527)         (24,354,484)
                                                        -------------        -------------       -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................      2,533,345            1,360,567          (5,673,863)         (14,576,661)
                                                        -------------        -------------       -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................      4,532,975            3,240,017          10,436,810           10,731,082
     Death benefits ..................................         (7,382)             (47,501)            (45,511)             (37,800)
     Cost of insurance ...............................     (1,277,888)            (718,277)         (2,762,414)          (2,455,941)
     Net transfers ...................................      1,957,716              686,706             464,121           12,928,769
     Transfer of policy loans ........................         87,839               28,506             278,876              436,205
     Contract administration charges .................       (190,677)            (130,060)           (470,791)            (643,613)
     Surrender benefits ..............................       (490,929)            (274,672)           (810,281)            (642,904)
                                                        -------------        -------------       -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable life activities ...................      4,611,654            2,784,719           7,090,810           20,315,798
                                                        -------------        -------------       -------------        -------------
     Total increase (decrease) in net assets .........      7,144,999            4,145,286           1,416,947            5,739,137

NET ASSETS:
  Beginning of year ..................................     14,516,063           10,370,777          35,254,409           29,515,272
                                                        -------------        -------------       -------------        -------------
  END OF YEAR ........................................  $  21,661,062        $  14,516,063       $  36,671,356        $  35,254,409
                                                        =============        =============       =============        =============

                                                                    MID CAP                                    MID CAP
                                                                  GROWTH FUND++                              VALUE FUND++
                                                        ----------------------------------        ----------------------------------
                                                            2001                 2000                 2001                 2000
                                                        -------------        -------------        -------------        -------------
OPERATIONS:

     Net investment income (loss) ....................  $    (114,822)       $     (93,061)      $     698,684        $      26,877
     Net realized gains (losses) from
          investment transactions ....................        (23,753)           3,708,736             146,971              539,225
     Net change in unrealized appreciation
          (depreciation) of investments ..............     (4,258,334)          (5,417,829)         (1,428,505)           1,976,653
                                                        -------------        -------------       -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................     (4,396,909)          (1,802,154)           (582,850)           2,542,755
                                                        -------------        -------------       -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................      4,842,952            2,636,786           3,733,075            3,264,602
     Death benefits ..................................         (3,179)                (739)            (92,242)             (13,687)
     Cost of insurance ...............................     (1,007,995)            (627,524)         (1,106,510)            (841,014)
     Net transfers ...................................      2,344,255            5,109,036             665,219           (2,360,371)
     Transfer of policy loans ........................         60,561               40,949              35,419               20,167
     Contract administration charges .................       (218,216)             (99,928)           (142,439)            (134,572)
     Surrender benefits ..............................       (396,884)            (428,026)           (443,528)            (249,963)
                                                        -------------        -------------       -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable activities ........................      5,621,494            6,630,554           2,648,994             (314,838)
                                                        -------------        -------------       -------------        -------------
     Total increase (decrease)  in net assets ........      1,224,585            4,828,400           2,066,144            2,227,917

NET ASSETS:
  Beginning of year ..................................     13,839,860            9,011,460          14,982,791           12,754,874
                                                        -------------        -------------       -------------        -------------
  END OF YEAR ........................................  $  15,064,445        $  13,839,860       $  17,048,935        $  14,982,791
                                                        =============        =============       =============        =============





   The accompanying notes are an integral part of these financial statements.
                                      B-21

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (Con't)

                                                         BALANCED                 EQUITY INCOME                  GROWTH
                                                        PORTFOLIO++                PORTFOLIO+++                PORTFOLIO+++
                                              ---------------------------  ---------------------------  ---------------------------
                                                  2001            2000          2001           2000         2001          2000
                                              ------------   ------------  ------------   ------------  ------------   ------------
OPERATIONS:
     Net investment income (loss) ............$    105,357   $     66,745  $    238,206   $    212,456  $   (504,272)  $   (523,354)
     Net realized gains (losses) from
          investment transactions ............   3,760,285      1,223,339     1,543,287      1,620,368     4,792,779      6,595,919
     Net change in unrealized appreciation ...
          (depreciation) of investments ......  (5,576,973)    (2,289,480)   (3,452,134)       182,081   (18,393,176)   (16,090,109)
                                              ------------   ------------  ------------   ------------  ------------   ------------
Net increase (decrease) in net assets
          resulting from operations ..........  (1,711,331)      (999,396)   (1,670,641)     2,014,905   (14,104,669)   (10,017,544)
                                              ------------   ------------  ------------   ------------  ------------   ------------

VARIABLE LIFE ACTIVITIES:
    Purchase payments ........................   4,090,304      2,756,221     6,739,226      6,288,691    19,396,165     18,088,039
     Death benefits ..........................     (14,612)       (10,286)      (70,547)       (27,020)      (92,883)       (48,076)
     Cost of insurance .......................  (1,027,103)      (683,731)   (2,217,346)    (1,697,851)   (5,266,432)    (4,294,760)
     Net transfers ...........................     543,165      2,951,906       995,467     (1,786,635)    1,026,082     14,996,317
     Transfer of policy loans ................     109,595         42,491        77,922         50,995       176,857        302,921
     Contract administration charges .........    (158,736)      (123,821)     (214,598)      (247,106)     (792,664)      (997,342)
     Surrender benefits ......................    (352,684)      (335,494)     (852,674)      (845,284)   (2,087,693)    (1,773,188)
                                              ------------   ------------  ------------   ------------  ------------   ------------
Net increase in net assets  resulting
     from variable activities ................   3,189,929      4,597,286     4,457,450      1,735,790    12,359,432     26,273,911
                                              ------------   ------------  ------------   ------------  ------------   ------------
     Total increase in net assets ............   1,478,598      3,597,890     2,786,809      3,750,695    (1,745,237)    16,256,367
NET ASSETS:
  Beginning of year ..........................  11,531,946      7,934,056    30,367,081     26,616,386    73,538,385     57,282,018
                                              ------------   ------------  ------------   ------------  ------------   ------------
  END OF YEAR ................................$ 13,010,544   $ 11,531,946  $ 33,153,890   $ 30,367,081  $ 71,793,148   $ 73,538,385
                                              ============   ============  ============   ============  ============   ============

                                                     ASSET MANAGER           EMERGING MARKETS EQUITY
                                                      PORTFOLIO+++            (INT'L) PORTFOLIO++++
                                              ---------------------------  ---------------------------
                                                  2001            2000          2001           2000
                                              ------------   ------------  ------------   ------------
OPERATIONS:
    Net investment income (loss) .............$   276,721    $   138,301   $   (51,003)   $   (47,536)
    Net realized gains (losses) from
         investment transactions .............     91,633        457,860       (17,537)       981,892
    Net change in unrealized appreciation
         (depreciation) of investments .......   (812,480)      (964,424)     (349,976)    (4,089,860)
                                              -----------    -----------   -----------    -----------
Net increase (decrease) in net assets
         resulting from operations ...........   (444,126)      (368,263)     (418,516)    (3,155,504)
                                              -----------    -----------   -----------    -----------

VARIABLE LIFE ACTIVITIES:
    Purchase payments ........................   2,196,633      1,809,794     1,828,944      2,276,555
    Death benefits ...........................    (99,048)       (30,815)      (27,346)        (5,685)
    Cost of insurance ........................   (686,545)      (542,133)     (491,852)      (437,106)
    Net transfers ............................    597,510      1,017,089      (286,122)     2,234,135
    Transfer of policy loans .................     10,432          6,797        37,009         47,302
    Contract administration charges ..........    (60,611)       (82,521)      (79,853)      (112,488)
    Surrender benefits .......................   (232,568)      (225,325)     (187,630)       (67,241)
                                              -----------    -----------   -----------    -----------
Net increase in net assets  resulting
    from variable activities .................  1,725,803      1,952,886       793,150      3,935,472
                                              -----------    -----------   -----------    -----------
    Total increase (decrease) in net assets ..  1,281,677      1,584,623       374,634        779,968
NET ASSETS:
  Beginning of year ..........................  7,751,425      6,166,802     5,592,782      4,812,814
                                              -----------    -----------   -----------    -----------
  END OF YEAR ................................$ 9,033,102    $ 7,751,425   $ 5,967,416    $ 5,592,782
                                              ===========    ===========   ===========    ===========
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
++++ INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - December 31, 2001

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:

         GENERAL - Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VULII, Cornerstone VULIII, Cornerstone VULIV, Variable Estate Max and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. Under applicable insurance law, the assets and liabilities of Account I are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account I's assets applicable to the variable life contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2001 and the reported amounts from operations and variable life activities during 2001 and 2000. Actual results could differ from those estimates.

         INVESTMENTS - Assets of Account I are invested into sub-accounts, which invest in the shares of Penn Series Funds, Inc. (Penn Series, an affiliated of Penn Mutual): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds; Neuberger Berman Advisers Management Trust (AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager Portfolios; and The Universal Institutional Funds, Inc. (Morgan Stanley): Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and gains on realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

         ASSET TRANSFER - On May 1, 2000, as a result of the re-organization of investment options available under the life contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

SUB-ACCOUNT                         PREVIOUS INVESTMENT OF OLD FUND         NEW INVESTMENT OF NEW FUND
-----------                         -------------------------------         --------------------------

Limited Maturity Bond Fund                    $ 1,552,472                          $ 1,552,472
Index 500 Fund                                 53,125,341                           53,125,341
Mid Cap Growth Fund                            10,115,721                           10,115,721
Mid Cap Value Fund                             12,598,000                           12,598,000


The disposition resulted in realized gains (losses) of $(170,499), $6,413,483, $3,426,845 and $(2,156,152) in the Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

         FEDERAL INCOME TAXES - The operations of Account I are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provision of the Internal Revenue Code (IRC). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account I to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to Account I for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.


NOTE 2. PURCHASES AND SALES OF INVESTMENTS

         The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the period ended December 31, 2001:

                                                     PURCHASES          SALES
                                                     ---------          -----
Money Market Fund ................................  $96,406,341     $89,312,483
Quality Bond Fund ................................   10,747,221       5,971,731
High Yield Bond Fund .............................    7,205,654       1,855,508
Growth Equity Fund ...............................   10,053,691       4,441,940
Large Cap Value Fund .............................   13,106,339       4,937,347
Flexibly Managed Fund ............................   20,581,712       6,886,969
International Equity Fund ........................   41,575,315      36,808,498
Small Cap Value Fund .............................    8,443,993       3,197,141
Emerging Growth Fund .............................   12,660,370       5,222,196
Limited Maturity Bond Fund .......................    2,234,288         769,113
Index 500 Fund ...................................   29,486,279       7,345,315
Mid Cap Growth Fund ..............................    7,534,774       2,046,250
Mid Cap Value Fund ...............................    5,956,813       2,453,877
Balanced Portfolio ...............................    9,172,762       2,181,302
Equity Income Portfolio ..........................   22,185,510      15,959,727
Growth Portfolio .................................   34,146,247      17,508,278
Asset Manager Portfolio ..........................    4,307,582       2,214,749
Emerging Markets Equity (Int'l) Portfolio ........    1,988,557       1,264,414

NOTE 3. CONTRACT CHARGES

Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

        Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate of 0.90% of the average value of Cornerstone VUL II; Cornerstone VUL III is determined daily at a current annual rate of 0.45% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL III; Cornerstone VUL IV is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL IV; Variable Estate Max is determined daily at a current annual rate of 0.90% of the average value of Variable Estate Max; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder. Cornerstone VUL IV expenses are paid through redemption of unit and not a reduction in unit value.

        For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV and Variable Estate Max policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

        For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed. If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Cornerstone VUL III policy is surrendered within the first 16 years, or a Variable Estate Max policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

NOTE 4. UNIT VALUES

     As of December 31, 2001, the accumulation units and accumulation unit values are as follows:

VARIABLE LIFE CONTRACTS:                    ACCUMULATION   ACCUMULATION
                                               UNITS        UNIT VALUE
                                               -----        ----------
MONEY MARKET FUND
Cornerstone VUL                               231,721         $13.94
Cornerstone VUL II                            638,934         $13.03
Cornerstone VUL III                           749,083         $11.13
Cornerstone VUL IV                            565,927         $10.27
Variable Estate Max                           450,892         $13.05
Momentum Builder                              142,515         $19.18

QUALITY BOND FUND
Cornerstone VUL                               156,338         $17.02
Cornerstone VUL II/Variable Estate Max        504,974         $15.93
Cornerstone VUL III                           255,943         $12.06
Cornerstone VUL IV                            217,980         $10.51
Momentum Builder                               10,135         $29.20

HIGH YIELD BOND FUND
Cornerstone VUL                               156,645         $16.52
Cornerstone VUL II/Variable Estate Max        609,705         $15.01
Cornerstone VUL III                           117,207         $10.17
Cornerstone VUL IV                             47,448         $10.06
Momentum Builder                               22,219         $28.62

GROWTH EQUITY FUND
Cornerstone VUL                               295,242         $20.28
Cornerstone VUL II/Variable Estate Max        688,986         $17.50
Cornerstone VUL III                           827,340          $6.42
Cornerstone VUL IV                            147,277          $9.26
Momentum Builder                               19,000         $27.81

LARGE CAP VALUE FUND
Cornerstone VUL                               388,714         $26.10
Cornerstone VUL II/Variable Estate Max      1,425,320         $21.33
Cornerstone VUL III                           569,335          $9.98
Cornerstone VUL IV                            163,160         $10.19
Momentum Builder                                5,082         $43.09

FLEXIBLY MANAGED FUND
Cornerstone VUL                               912,168         $27.16
Cornerstone VUL II/Variable Estate Max      2,129,858         $22.03
Cornerstone VUL III                           442,307         $13.18
Cornerstone VUL IV                            253,327         $10.77
Momentum Builder                                1,661         $50.73

VARIABLE LIFE CONTRACTS:                    ACCUMULATION   ACCUMULATION
                                               UNITS        UNIT VALUE
                                               -----        ----------
LIMITED MATURITY BOND FUND
Cornerstone VUL                              13,581          $14.43
Cornerstone VUL II/Variable Estate Max      151,614          $13.59
Cornerstone VUL III                          82,943          $11.43
Cornerstone VUL IV                           11,585          $10.41

INDEX 500 FUND
Cornerstone VUL                             321,101          $14.63
Cornerstone VUL II/Variable Estate Max    2,759,665          $14.53
Cornerstone VUL III                       2,739,704           $8.22
Cornerstone VUL IV                          448,755           $9.89

MID CAP GROWTH FUND
Cornerstone VUL                             234,019          $13.78
Cornerstone VUL II/Variable Estate Max      651,655          $11.52
Cornerstone VUL III                         537,626           $6.22
Cornerstone VUL IV                          101,523           $9.75

MID CAP VALUE FUND
Cornerstone VUL                              93,893          $15.92
Cornerstone VUL II/Variable Estate Max      788,309          $15.82
Cornerstone VUL III                         208,111          $10.84
Cornerstone VUL IV                           79,944          $10.43

BALANCED PORTFOLIO
Cornerstone VUL                             135,375          $19.14
Cornerstone VUL II/Variable Estate Max      343,781          $17.02
Cornerstone VUL III                         372,580          $10.32
Cornerstone VUL IV                           73,958          $10.04

EQUITY INCOME PORTFOLIO
Cornerstone VUL                             189,597          $20.47
Cornerstone VUL II/Variable Estate Max    1,169,036          $20.27
Cornerstone VUL III                         438,930           $9.41
Cornerstone VUL IV                          143,305          $10.10

GROWTH PORTFOLIO
Cornerstone VUL                             408,216          $23.60
Cornerstone VUL II/Variable Estate Max    1,962,530          $23.36
Cornerstone VUL III                       1,626,063           $8.30
Cornerstone VUL IV                          288,434           $9.80

VARIABLE LIFE CONTRACTS:                  ACCUMULATION   ACCUMULATION
                                             UNITS        UNIT VALUE
                                             -----        ----------
INTERNATIONAL EQUITY FUND
Cornerstone VUL                             443,651         $16.20
Cornerstone VUL II/Variable Estate Max    1,281,067         $14.02
Cornerstone VUL III                         669,349          $7.72
Cornerstone VUL IV                           71,662          $8.89

SMALL CAP VALUE FUND
Cornerstone VUL                             119,536         $18.79
Cornerstone VUL II/Variable Estate Max      750,587         $18.60
Cornerstone VUL III                         350,207         $12.10
Cornerstone VUL IV                          109,850         $11.09

EMERGING GROWTH FUND
Cornerstone VUL                             130,838         $31.27
Cornerstone VUL II/Variable Estate Max      697,145         $31.05
Cornerstone VUL III                         978,483         $10.13
Cornerstone VUL IV                           92,563         $11.05

ASSET MANAGER PORTFOLIO
Cornerstone VUL                            58,018          $17.42
Cornerstone VUL II/Variable Estate Max    339,254          $17.25
Cornerstone VUL III                       209,999           $9.37
Cornerstone VUL IV                         19,990          $10.22

EMERGING MARKETS EQUITY (INT'L) PORTFOLIO
Cornerstone VUL                            90,490           $7.37
Cornerstone VUL II/Variable Estate Max    451,827           $7.32
Cornerstone VUL III                       234,063           $7.76
Cornerstone VUL IV                         17,959           $9.84

         As of December 31, 2000, the accumulation units and accumulation unit values are as follows:

VARIABLE LIFE CONTRACTS:                  ACCUMULATION   ACCUMULATION
                                             UNITS        UNIT VALUE
                                             -----        ----------
MONEY MARKET FUND
Cornerstone VUL                             211,484         $13.51
Cornerstone VUL II                          539,237         $12.65
Cornerstone VUL III                       1,163,294         $10.75
Variable Estate Max                         329,864         $12.66
Momentum Builder                            143,218         $18.56

QUALITY BOND FUND
Cornerstone VUL                             145,614         $15.74
Cornerstone VUL II/Variable Estate Max      548,077         $14.75
Cornerstone VUL III                         105,218         $11.13
Momentum Builder                             10,167         $26.99


HIGH YIELD BOND FUND
Cornerstone VUL                             168,607         $15.57
Cornerstone VUL II/Variable Estate Max      381,881         $14.17
Cornerstone VUL III                          66,627          $9.56
Momentum Builder                             22,329         $26.94

GROWTH EQUITY FUND
Cornerstone VUL                             306,998         $27.37
Cornerstone VUL II/Variable Estate Max      597,100         $23.65
Cornerstone VUL III                         421,672          $8.63
Momentum Builder                             22,720         $37.50

LARGE CAP VALUE FUND
Cornerstone VUL                             404,167         $26.94
Cornerstone VUL II/Variable Estate        1,296,627         $22.05
Cornerstone VUL III                         303,841         $10.27
Momentum Builder                              5,101         $44.44

VARIABLE LIFE CONTRACTS:                  ACCUMULATION   ACCUMULATION
                                             UNITS        UNIT VALUE
                                             -----        ----------
LIMITED MATURITY BOND FUND
Cornerstone VUL                              10,103          $13.63
Cornerstone VUL II/Variable Estate  Max     108,827          $12.86
Cornerstone VUL III                          28,750          $10.77

INDEX 500 FUND
Cornerstone VUL                             291,235          $16.75
Cornerstone VUL II/Variable Estate Max    2,365,050          $16.66
Cornerstone VUL III                       1,462,595           $9.38


MID CAP GROWTH FUND
Cornerstone VUL                             218,539          $19.31
Cornerstone VUL II/Variable Estate Max      478,954          $16.17
Cornerstone VUL III                         216,134           $8.70

MID CAP VALUE FUND
Cornerstone VUL                              87,088          $16.57
Cornerstone VUL II/Variable Estate Max      729,053          $16.48
Cornerstone VUL III                         135,503          $11.25

BALANCED PORTFOLIO
Cornerstone VUL                             137,731          $22.26
Cornerstone VUL II/Variable Estate Max      310,765          $19.82
Cornerstone VUL III                         192,958          $11.96

EQUITY-INCOME PORTFOLIO
Cornerstone VUL                             185,635          $21.70
Cornerstone VUL II/Variable Estate Max    1,080,914          $21.52
Cornerstone VUL III                         309,504           $9.94

INTERNATIONAL EQUITY FUND
Cornerstone VUL                             479,609         $22.71
Cornerstone VUL II/Variable Estate Max    1,141,769         $19.68
Cornerstone VUL III                         411,015         $10.79

SMALL CAP VALUE FUND
Cornerstone VUL                              90,309         $16.21
Cornerstone VUL II/Variable Estate Max      689,089         $16.08
Cornerstone VUL III                         189,666         $10.41

EMERGING GROWTH FUND
Cornerstone VUL                             137,532         $37.44
Cornerstone VUL II/Variable Estate Max      597,748         $37.23
Cornerstone VUL III                         649,542         $12.09

ASSET MANAGER PORTFOLIO
Cornerstone VUL                            61,608          $18.30
Cornerstone VUL II/Variable Estate Max    300,503          $18.14
Cornerstone VUL III                       119,415           $9.81

EMERGING MARKETS EQUITY (INT'L) PORTFOLIO
Cornerstone VUL                            89,392           $7.95
Cornerstone VUL II/Variable Estate Max    434,573           $7.90
Cornerstone VUL III                       173,804           $8.33

NOTE 5. FINANCIAL HIGHLIGHTS

        Account I is a funding vehicle for a number of variable life products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

         The following table was developed by determining which products offered within Account I have the lowest and highest total return. Only product designs within each sub-account that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account I as contract owners may not have selected all available and applicable contract options.

                                        AT DECEMBER 31, 2001                          FOR THE YEAR ENDED DECEMBER 31, 2001
                               ----------------------------------------     -------------------------------------------------------
                               UNITS                         NET ASSETS        INVESTMENT      EXPENSE RATIO
                               (000S)     UNIT FAIR VALUE      (000S)       INCOME RATIO (%)*      (%)**       TOTAL RETURN (%)***
                               ----------------------------------------     -------------------------------------------------------
Money Market Fund              2,779      10.27 to 19.18       34,307             3.90%        0.45 to 0.90        2.74  to   3.52
Quality Bond Fund              1,145      10.51 to 29.20       16,378             5.51%        0.45 to 0.90        5.14  to   8.42
High Yield Bond Fund             953      10.06 to 28.62       14,048             9.97%        0.45 to 0.90        0.58  to   6.44
Growth Equity Fund             1,978       6.42 to 27.81       25,248             0.03%        0.45 to 0.90      (26.01) to  (8.79)
Large Cap Value Fund           2,552       9.98 to 43.09       48,109             1.37%        0.45 to 0.90       (3.27) to   1.89
Flexibly Managed Fund          3,739      10.77 to 50.73       80,327             2.91%        0.45 to 0.90        7.67  to   9.79
International Equity Fund      2,466       7.72 to 16.20       30,951             1.93%        0.45 to 0.90      (28.77) to (11.14)
Small Cap Fund                 1,330      11.09 to 18.79       21,661             0.10%        0.45 to 0.90       10.89  to  16.22
Emerging Growth Fund           1,899      10.13 to 31.27       36,671               -          0.45 to 0.90      (16.59) to  10.48
Limited Maturity Fund            260      10.41 to 14.43        3,325             4.56%        0.45 to 0.90        4.07  to   6.16
Index 500 Fund                 6,269       8.22 to 14.63       71,742             1.28%        0.45 to 0.90      (12.77) to  (1.09)
Mid Cap Growth Fund            1,525       6.22 to 13.78       15,064               -          0.45 to 0.90      (28.76) to  (2.48)
Mid Cap Value Fund             1,170      10.43 to 15.92       17,049             0.71%        0.45 to 0.90       (4.03) to   4.27
Balanced Portfolio               925      10.04 to 19.14       13,011             1.68%        0.45 to 0.90      (14.14) to   0.42
Equity Income Portfolio        1,941       9.41 to 20.47       33,154             1.61%        0.45 to 0.90       (5.38) to   0.98
Growth Equity Portfolio        4,285       8.30 to 23.60       71,793             0.07%        0.45 to 0.90      (18.39) to  (2.01)
Asset Manager Portfolio          627       9.37 to 17.42        9,033             3.91%        0.45 to 0.90       (4.95) to   2.18
Emerging Markets Equity          794       7.32 to  9.83        5,967               -          0.45 to 0.90       (7.33) to  (1.63)
 (Int'l) Portfolio

* These ratio represent the dividends, excluding distributions of capital gains, received by the underlying sub-accounts within Account I, net of management fees and expenses assessed by the fund manager, divided by the average assets of the respective sub-accounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying funds in which the sub-accounts invest.

** These ratios represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying sub-account are excluded, as in Cornerstone VUL IV (which would have an expense ratio of 0.002 since all contract charges are assessed through a reduction in units held.

*** These ratios represent the total return for the period indicated, including changes in the value of the underlying sub-account, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated through the end of the reporting period.

                          INDEPENDENT AUDITOR'S REPORT



The Penn Mutual Life Insurance Company and Contract
   Owners of Penn Mutual Variable Life Account I


We have audited the statement of assets and liabilities of the Penn Mutual Variable Life Account I comprising the Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio and Emerging Markets Equity (Int'l) Portfolio (collectively, the "Subaccounts") as of December 31, 2001 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Penn Mutual Variable Life Account I as of December 31, 2001, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
April 5, 2002

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

AS OF DECEMBER 31,                                      2001           2000
--------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS

Debt securities, at fair value                     $ 4,674,275      $ 4,760,084
Equity securities, at fair value                        38,423            4,132
Mortgage loans on real estate                            6,211           17,528
Real estate, net of accumulated depreciation            17,753           18,641
Policy loans                                           670,471          652,564
Short-term investments                                  28,474            5,146
Other invested assets                                  164,898          192,209
                                                   -----------      -----------
         TOTAL INVESTMENTS                           5,600,505        5,650,304

Cash and cash equivalents                               49,358           21,384
Investment income due and accrued                       94,700           93,761
Deferred acquisition costs                             537,912          535,237
Amounts recoverable from reinsurers                    272,887          244,003
Broker/dealer receivables                            1,610,159        1,321,752
Other assets                                           136,446          133,303
Separate account assets                              2,530,600        2,708,272
                                                   -----------      -----------
        TOTAL ASSETS                               $10,832,567      $10,708,016
                                                   ===========      ===========
LIABILITIES

Reserves for future policy benefits                $ 2,699,938      $ 2,715,110
Other policyholder funds                             2,445,907        2,584,826
Policyholders' dividends payable                       28,072           28,422
Broker/dealer payables                               1,197,614          913,483
Accrued income tax payable                              96,794           78,790
Other liabilities                                      486,842          458,137
Separate account liabilities                         2,530,600        2,708,272
                                                   -----------      -----------
        TOTAL LIABILITIES                            9,485,767        9,487,040
                                                   -----------      -----------
EQUITY

Retained earnings                                    1,259,068        1,162,394
Accumulated other comprehensive income -
     unrealized gains on investments                    87,732           58,582
                                                   -----------      -----------
        TOTAL EQUITY                                 1,346,800        1,220,976
                                                   -----------      -----------
            TOTAL LIABILITIES AND EQUITY           $10,832,567      $10,708,016
                                                   ===========      ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------------------------------------------
                            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                         CONSOLIDATED INCOME STATEMENTS
-------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                     2001                  2000                  1999
--------------------------------------------------------------------------------------------------------------------------
REVENUES

Premium and annuity considerations                               $   117,021           $   129,158           $   130,516
Policy fee income                                                    149,186               146,200               131,709
Net investment income                                                422,918               449,021               431,222
Net realized capital  (losses)/gains                                  (7,622)               (8,256)                  803
Broker/dealer fees and commissions                                   361,657               478,321               395,483
Other income                                                          22,571                26,825                24,895
                                                                 -----------           -----------           -----------

TOTAL REVENUE                                                      1,065,731             1,221,269             1,114,628
                                                                 -----------           -----------           -----------
BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                     409,209               409,207               429,791
Policyholder dividends                                                57,155                56,846                56,603
Decrease in reserves for future policy benefits                      (47,191)              (42,184)              (54,080)
General expenses                                                     245,362               270,328               238,603
Broker/dealer sales expense                                          202,370               258,340               216,712
Amortization of deferred acquisition costs                            56,105                72,495                52,668
                                                                 -----------           -----------           -----------
TOTAL BENEFITS AND EXPENSES                                          923,010             1,025,032               940,297
                                                                 -----------           -----------           -----------
INCOME FROM CONTINUING
OPERATIONS BEFORE  INCOME TAXES                                      142,721               196,237               174,331
                                                                 -----------           -----------           -----------
Income taxes:
   Current                                                            44,567                49,503                45,928
   Deferred                                                            2,544                 8,238                20,396
                                                                 -----------           -----------           -----------
INCOME TAX EXPENSE                                                    47,111                57,741                66,324
                                                                 -----------           -----------           -----------
INCOME FROM CONTINUING OPERATIONS                                     95,610               138,496               108,007
                                                                 -----------           -----------           -----------
DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $567, $104, and $(2,137))                 1,064                   194                (3,968)

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                             -                     -               (24,480)
                                                                 -----------           -----------           -----------
          NET INCOME                                             $    96,674           $   138,690           $    79,559
                                                                 ===========           ===========           ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------------------------------------------------
                              THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                     CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
-------------------------------------------------------------------------------------------------------------------------------

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE            RETAINED              TOTAL
                                                                     INCOME/(LOSS)            EARNINGS             EQUITY
-------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

BALANCE AT JANUARY 1, 1999                                   $   197,139                $   944,145               $ 1,141,284

Net income for 1999                                                    -                     79,559                    79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of securities,
    net of reclassification adjustments                         (230,537)                         -                  (230,537)
                                                                                                                  -----------
Comprehensive Loss                                                                                                   (150,978)
                                                             -----------                -----------               -----------
BALANCE AT DECEMBER 31, 1999                                     (33,398)                 1,023,704                   990,306

Net income for 2000                                                    -                    138,690                   138,690
Other comprehensive income, net of tax
        Unrealized appreciation of securities,
        net of reclassification adjustments                       91,980                          -                    91,980
                                                                                                                  -----------
Comprehensive Income                                                                                                  230,670
                                                             -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2000                                      58,582                  1,162,394                 1,220,976

Net income for 2001                                                                          96,674                    96,674
Other comprehensive income, net of tax
   Unrealized appreciation of securities,
   net of reclassification adjustments                            29,150                          -                    29,150
                                                                                                                  -----------
Comprehensive Income                                                                                                  125,824
                                                             -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2001                                 $    87,732                $ 1,259,068               $ 1,346,800
                                                             ===========                ===========               ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------------------
                                THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                          CONSOLIDATED STATEMENTS OF CASH FLOWS
---------------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                      2001             2000             1999
---------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                     CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                       $    96,674       $   138,690       $    79,559
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of acquisition costs                                                (81,488)          (92,100)          (78,644)
  Amortization of deferred acquisition costs                                          56,105            72,495            52,668
  Policy fees on universal life and investment contracts                             (84,662)          (82,557)          (80,456)
  Interest credited on universal life and investment contracts                       125,601           130,473           132,213
  Depreciation and amortization                                                         (658)            4,440             6,294
  Net realized capital losses/(gains)                                                  7,622             8,256              (803)
  Net realized loss on sale of discontinued operations                                     -                 -            37,661
  (Increase)/decrease in investment income due and accrued                              (939)           (4,507)           14,954
  (Increase) in amounts recoverable from reinsurers                                  (28,884)          (23,156)          (18,419)
  (Decrease) in reserves for future policy benefits                                  (15,172)          (20,499)          (25,710)
  Increase/(decrease) in accrued income tax payable                                    2,350            (2,684)           13,222
  Other, net                                                                          15,952           (15,259)           (4,142)
                                                                                 -----------       -----------       -----------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                                        92,501           113,592           128,397
                                                                                 -----------       -----------       -----------
                     CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                               1,560,313         2,310,160         1,624,576
  Equity securities                                                                   36,388            39,963            12,003
  Real estate                                                                              -               366               853
  Other                                                                                1,658               376             3,884

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                                 245,517           335,882           415,888
  Mortgage loans                                                                      11,287             7,949            17,596
  Other                                                                               11,528             6,768             3,963

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                              (1,603,699)       (2,541,312)       (1,752,394)
  Equity securities                                                                  (71,112)          (36,824)          (12,097)
  Real estate                                                                            (23)              (97)           (1,366)
  Other                                                                              (27,219)          (41,109)          (39,139)


Change in policy loans, net                                                          (17,907)          (10,144)           (4,044)
(Increase)/decrease in short-term investments, net                                   (23,328)            1,788            (5,910)
Purchases of furniture and equipment, net                                            (15,529)           (9,629)          (10,900)
Sale of discontinued operations                                                            -                 -          (160,332)
                                                                                 -----------       -----------       -----------
     NET CASH PROVIDED BY INVESTING ACTIVITIES                                       107,874            64,137            92,581
                                                                                 -----------       -----------       -----------

                                  - CONTINUED -

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                       4

-------------------------------------------------------------------------------------------------------------------------
                              THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                 CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
-------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                              2001             2000              1999
-------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                   CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                      $ 629,427          $ 643,805        $ 605,568
Withdrawals from universal life and investment contracts                   (704,560)          (747,843)        (641,296)
Transfers to separate accounts                                             (101,281)           (67,992)        (146,981)
Issuance/(repayment) of debt                                                  8,289           (110,750)         167,228
(Increase)/decrease in net broker dealer receivables                         (4,276)            88,954         (192,484)
                                                                          ---------          ---------        ---------

     NET CASH USED BY FINANCING ACTIVITIES                                 (172,401)          (193,826)        (207,965)
                                                                          ---------          ---------        ---------

     NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                    27,974            (16,097)          13,013

CASH AND CASH EQUIVALENTS
     Beginning of the year                                                   21,384             37,481           24,468
                                                                          ---------          ---------        ---------
     END OF THE YEAR                                                      $  49,358          $  21,384        $  37,481
                                                                          =========          =========        =========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                       5

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
----------------------------------------------

ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended, standardizes the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS 133 requires that all derivative instruments be carried at fair value. Upon adoption, the provisions of SFAS No. 133 were applied prospectively. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 did not have a material effect on the Company's financial condition or results of operations.

During 2001, the Company adopted EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," which applies to interests in securitized financial assets of less than high credit quality. EITF 99-20 requires that income be recognized using the effective yield method based upon estimated cash flows. The effective yield is recalculated when there is an adverse or favorable change in estimated cash flows and the impact is applied prospectively to income over the remaining life of the security. When there has been an adverse change in estimated cash flows and the fair value of the security is less than the carrying value, the security is deemed other-than-temporarily impaired and is written down to fair value. The initial adoption of EITF 99-20 did not have a material effect on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 141 "Business Combinations" and SFAS No. 142, "Goodwill and Intangible Assets." SFAS No. 141, among other things, changes the criteria to recognize intangible assets apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized but rather be tested at least annually for impairment. Intangible assets with finite useful lives will continue to be amortized over their useful lives. SFAS Nos. 141 and 142 are effective for the Company on January 1, 2002. The adoption of these standards is not expected to have a. material effect on the Company's financial condition or results of operations.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage and asset-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For loan and asset-backed securities of high credit quality, changes in expected cash flows are recognized on the retrospective adjustment method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for loan and asset-backed and structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES
The Company utilizes various financial instruments, such as interest rate swaps and financial futures to hedge against interest rate fluctuation. These derivatives are carried at fair value and are classified in other invested assets in the Consolidated Balance Sheet. The Company's derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. During 2001, the Company used Treasury Note futures and interest rate swaps as fair value hedging instruments to manage interest rate exposure related to investments in debt securities. The Company recognized a realized gain of $208 in 2001 related to the ineffectiveness of its derivative transactions.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

OTHER ASSETS
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $60,248 and $55,884 at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $9,991, $8,835, and $8,441 for the years ended December 31, 2001, 2000 and 1999 respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $15,493 and $15,999 at December 31, 2001 and 2000, respectively. Goodwill amortization was $506, $1,229, and $1,008 for 2001, 2000 and 1999 respectively.

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2001, participating insurance expressed as a percentage of insurance in force is 93%, and as a percentage of premium income is 91%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2001.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

2.  INVESTMENTS:
----------------

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $41,265 and $16,366 as of December 31, 2001 and 2000, respectively.

                                                                          DECEMBER 31, 2001
                                                   ----------------------------------------------------------------
                                                                         GROSS            GROSS
                                                      AMORTIZED       UNREALIZED       UNREALIZED         FAIR
                                                        COST             GAINS           LOSSES           VALUE
                                                   ----------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities               $  158,696       $    8,516             $  -       $  167,212
Foreign governments                                     19,954            2,259                -           22,213
Corporate securities                                 2,473,923          108,753           61,523        2,521,153
Mortgage and other asset-backed securities           1,866,830          101,748            4,996        1,963,582
                                                    ----------       ----------       ----------       ----------
     Total bonds                                     4,519,403          221,276           66,519        4,674,160

Redeemable preferred stocks                                120                -                5              115
                                                    ----------       ----------       ----------       ----------
     TOTAL                                          $4,519,523       $  221,276       $   66,524       $4,674,275
                                                    ==========       ==========       ==========       ==========

                                                                          DECEMBER 31, 2000
                                                   ----------------------------------------------------------------
                                                                        GROSS          GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                         COST           GAINS          LOSSES          VALUE
                                                   ----------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $  311,509       $    5,716       $    5,804       $  311,421

Foreign governments                                    19,902            1,854                -           21,756
Corporate securities                                2,460,179           91,383           89,895        2,461,667

Mortgage and other asset-backed securities          1,912,491           64,967           12,439        1,965,019
                                                   ----------       ----------       ----------       ----------
     Total bonds                                    4,704,081          163,920          108,138        4,759,863

Redeemable preferred stocks                               240                -               19              221
                                                   ----------       ----------       ----------       ----------
     TOTAL                                         $4,704,321       $  163,920       $  108,157       $4,760,084
                                                   ==========       ==========       ==========       ==========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and fair value of debt securities, including redeemable preferred stocks, as of December 31, 2001 by contractual maturity.

                                                       AMORTIZED
     Years to Maturity:                                  COST        FAIR VALUE
                                                      ----------     ----------

     One or less                                      $  147,462     $  164,528
     After one through five                              495,482        528,972
     After five through ten                              828,205        842,803
     After ten                                         1,181,424      1,174,275
     Mortgage and other asset-backed securities        1,866,830      1,963,582
                                                      ----------     ----------
          Total bonds                                  4,519,403      4,674,160

     Redeemable preferred stocks                             120            115
                                                      ----------     ----------
          TOTAL                                       $4,519,523     $4,674,275
                                                      ==========     ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 5.9 years.

At December 31, 2001, the Company held $1,963,582 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,481,314 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $482,268. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $1,631,759 are rated AAA and include $33,097 of interest-only tranches. As of December 31, 2001 and 2000, the Company's investments included $243,325 and $331,856, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 18% and 27% of equity at December 31, 2001 and 2000, respectively.

At December 31, 2001, the largest industry concentration of the Company's portfolio was investments in the utility industry of $655,728 representing 14% of the total debt portfolio.

Proceeds during 2001, 2000 and 1999 from sales of available-for-sale securities were $1,560,313, $2,323,718, and $1,623,191, respectively. Gross gains and gross losses realized on those sales were $49,864 and $44,670, respectively, during 2001, $27,008 and $41,195, respectively, during 2000, and $18,843 and $17,702, respectively, during 1999.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2001 and 2000, debt securities with amortized cost totaling $351,726 and $177,104, respectively, were less than investment grade. At December 31, 2001 and 2000, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2001 and 2000.

EQUITY SECURITIES
During 2001, 2000 and 1999, the proceeds from sales of equity securities amounted to $36,388, $39,963, and $12,003, respectively. The gross gains and gross losses realized on those sales were $1,430 and $840, $3,872 and $833, and $89 and $352 for 2001, 2000 and 1999, respectively.

The cost basis of equity securities is $38,038 and $2,724 as of December 31, 2001 and 2000, respectively. The equity securities have unrealized gains of $385 and $1,408 as of December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

OTHER
Investments on deposit with regulatory authorities as required by law were $6,357 and $6,424 at December 31, 2001 and 2000, respectively.

3. INVESTMENT  INCOME AND CAPITAL GAINS:
----------------------------------------

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                            2001           2000           1999
                                          --------       --------       --------
Debt securities                           $362,519       $366,177       $385,963

Equity securities                            2,642            248            311

Mortgage loans                               2,124          2,129          2,706

Real estate                                  2,209          2,209          2,209

Policy loans                                45,684         42,562         39,371

Short-term investments                       2,734          2,158            830

Other invested assets                       12,641         41,554         17,446
                                          --------       --------       --------
Gross investment income                    430,553        457,037        448,836

    Less: Investment expense                 5,946          7,280         11,104

    Less: Discontinued operations            1,689            736          6,510
                                          --------       --------       --------
Investment income, net                    $422,918       $449,021       $431,222
                                          ========       ========       ========


The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31.


                                                2001         2000        1999
                                              --------     --------    --------
Debt securities                               $  5,194     $(14,187)   $ (4,506)

Equity securities                                  590        3,039        (263)

Mortgage loans                                     (31)       1,500       2,300

Real estate                                        (28)       4,366         173

Other invested assets                          (13,630)      (4,721)      2,430

Amortization of deferred acquisition costs         283        1,747         669
                                              --------     --------    --------
Net realized (losses)/gains                   $ (7,622)    $ (8,256)   $    803
                                              ========     ========    ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                 2001             2000             1999
                                              ---------        ---------        ---------
Unrealized gains/(losses):
     Debt securities                          $  98,989        $ 149,651        $(477,036)

     Equity securities                           (1,023)             283              (43)

     Other                                      (32,738)          25,090            5,555
                                              ---------        ---------        ---------
                                                 65,228          175,024         (471,524)
                                              ---------        ---------        ---------
Less:

     Deferred policy acquisition costs          (20,424)         (33,489)         117,050

     Deferred income taxes                      (15,654)         (49,555)         123,937
                                              ---------        ---------        ---------
Net change in unrealized gains/(losses)       $  29,150        $  91,980        $(230,537)
                                              =========        =========        =========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                             2001             2000            1999
                                                      ---------        ---------       ---------
Unrealized holding gains/(losses) arising
     during period                                    $  26,113        $ 101,844       $(255,859)
 Reclassification adjustment for gains included

     in net income                                       (3,037)           9,864         (25,322)
                                                      ---------        ---------       ---------
Unrealized gains/(losses) on investments, net
    of reclassification adjustment                    $  29,150        $  91,980       $(230,537)
                                                      =========        =========       =========

Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense/(benefits) of $1,635, $(5,311), and $13,635, respectively, and $1,480, $(7,581), and $11,760, respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

4.  FAIR VALUE INFORMATION:
---------------------------

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2001 and 2000.

                                                          2001                              2000
                                              ----------------------------      ---------------------------
                                               Carrying          Fair            Carrying           Fair
                                                 Value           Value             Value            Value
                                              ----------       ----------       ----------       ----------
FINANCIAL ASSETS:
   Debt securities, available for sale        $4,674,275       $4,674,275       $4,760,084       $4,760,084
   Equity securities
        Common stock                                 517              517              133              133
        Non-redeemable preferred stocks           37,906           37,906            3,999            3,999
   Mortgage loans                                  6,211            7,967           17,528           18,865
   Policy loans                                  670,471          644,378          652,564          629,847
   Short-term investments                         28,474           28,474            5,146            5,146
   Other invested assets                         164,898          164,898          192,209          192,209
   Cash and cash equivalents                      49,358           49,358           21,384           21,384
   Separate account assets                     2,530,600        2,530,600        2,708,272        2,708,272

FINANCIAL LIABILITIES:
   Investment-type contracts
        Individual annuities                     740,569          754,822       $  877,047       $  897,433
        Group annuities                           39,937           41,228           73,939           73,082
        Other policyholder funds                 283,577          283,577          336,306          336,306
                                              ----------       ----------       ----------       ----------
  Total policyholder funds                     1,064,083        1,079,627        1,287,292        1,306,821
  Policyholder's dividends payable                28,072           28,072           28,422           28,422
  Separate account liabilities                 2,530,600        2,530,600        2,708,272        2,708,272

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset liability management process, which focuses on risks which impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $219,820 and $315,579 as of December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

5. INCOME TAXES:
----------------

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                    2001           2000
                                                  --------       --------
     DEFERRED TAX ASSETS:
        Future policy benefits                    $ 88,247       $ 88,190
        Policyholders' dividends payable             9,503          9,888
        Investment losses                           15,226          6,397
        Employee benefit liabilities                31,035         32,183
        Other                                       18,068         17,508
                                                  --------       --------
               Total deferred tax asset            162,079        154,166
                                                  --------       --------
     DEFERRED TAX LIABILITIES:
        Deferred acquisition costs                 156,242        149,994
        Unrealized investment gains                 47,625         31,974
        Other                                       25,276         21,027
                                                  --------       --------
               Total deferred tax liability        229,143        202,995
                                                  --------       --------
     Net deferred tax liability
                                                    67,064         48,829
     Tax currently payable                          29,730         29,961
                                                  --------       --------
     ACCRUED INCOME TAX PAYABLE                   $ 96,794       $ 78,790
                                                  ========       ========


The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                           2001           2000            1999
                                         --------       --------       --------
     Tax expense at 35%                  $ 50,524       $ 68,787       $ 45,697
     Increase in income taxes resulting
     from:

        Differential earnings amount            -              -          3,010

        Dividends received deduction       (3,143)       (13,042)        (1,712)

        Other                                 297          2,100          4,011
                                         --------       --------       --------
     INCOME TAX EXPENSE                  $ 47,678       $ 57,845       $ 51,006
                                         ========       ========       ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUE
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The make-up of the income tax expense/(benefit) is as follows:

                                      2001           2000           1999
                                    --------       --------       --------
     Continuing operations          $ 47,111       $ 57,741       $ 66,324
     Discontinued operations:
        Operations                       567            104         (2,137)
        Sale                               -              -        (13,181)
                                    --------       --------       --------
     TOTAL INCOME TAX EXPENSE       $ 47,678       $ 57,845       $ 51,006
                                    ========       ========       ========

Cash paid for federal income taxes in 2001 and 2000 was $48,500 and $64,922, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Management believes that an adequate provision has been made for potential assessments.

6.  BENEFIT  PLANS:
------------------

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                       PENSION BENEFITS                OTHER BENEFITS
                                                  ------------------------        ------------------------
                                                    2001            2000            2001            2000
                                                  --------        --------        --------        --------
     Benefit Obligation                           $(93,345)       $(82,239)       $(18,330)       $(17,854)

     Fair value of plan assets                      53,236          58,647               -               -
                                                  --------        --------        --------        --------
     Funded Status                                $(40,109)       $(23,592)       $(18,330)       $(17,854)
                                                  ========        ========        ========        ========

     Accrued benefit cost recognized in the
        consolidated balance sheet                $(31,681)       $(28,945)       $(39,323)       $(41,838)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                       PENSION BENEFITS                OTHER BENEFITS
                                                  ------------------------        ------------------------
                                                    2001            2000            2001            2000
                                                  --------        --------        --------        --------
     Discount rate                                 7.25%           7.75%           7.25%           7.75%

     Expected return on plan assets                8.00%           8.00%             -               -
     Rate of compensation increase                 4.50%           5.50%           5.50%           5.50%

At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2002, grading to 5% for 2006. At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2006. At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUE
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The contributions made and the benefits paid from the plans were:

                                                       PENSION BENEFITS                OTHER BENEFITS
                                                  ------------------------        ------------------------
                                                    2001            2000            2001            2000
                                                  --------        --------        --------        --------
     Benefit cost (savings) recognized in         $ 4,621         $ 4,865         $  (947)        $  (823)
        consolidated income statement

     Employer contribution                          1,807           1,781           1,569           1,543
     Plan participants' contribution                    -               -               -               -
     Benefits paid                                  3,928           3,727           1,569           1,543

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2001, 2000 and 1999, the expense recognized for these plans was $8,131, $14,223, and $11,192, respectively. The fair value of the defined contribution plans' assets at December 31, 2001 and 2000 was $277,029 and $310,051 , respectively.

At December 31, 2001 and 2000, $137,686 and $163,132, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7. REINSURANCE:
---------------

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                         ASSUMED          CEDED TO
                                         GROSS          FROM OTHER          OTHER              NET
                                        AMOUNT          COMPANIES         COMPANIES          AMOUNT
                                     -----------       -----------       -----------       -----------
     DECEMBER 31, 2001:
       Life Insurance in Force       $39,520,167       $   308,064       $11,799,979       $28,028,252
       Premiums                          145,626                 -            27,710           117,916
       Benefits                          443,863                 -            33,848           410,015
       Reserves                        5,145,665               180           272,671         4,873,174

     DECEMBER 31, 2000:
       Life Insurance in Force       $37,108,237       $   326,027       $10,108,995       $27,325,269
       Premiums                          153,853                 -            23,726           130,127
       Benefits                          442,273             7,272            39,636           409,909
       Reserves                        5,299,760               176           243,802         5,056,134

During 1999, the Company had gross premiums of $149,187, assumed premiums of $6,399 and ceded premiums of $16,803 and gross benefits of $455,518, assumed benefits of $15,629 and ceded benefits of $32,705. Reinsurance receivables with a carrying value of $253,919 and $223,386 were associated with a single reinsurer at December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

For the years ended December 31, 2001, 2000 and 1999, the above numbers include premiums from discontinued operations of $895, $969 and $8,267, respectively, and benefits from discontinued operations of $806, $702, and $8,651, respectively.

During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Investors' Consolidated Insurance Group (formerly known as Christian Mutual Life Insurance Company) and ACE Bermuda LTD. (the Reinsurers) to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pre-tax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers effective July 1, 1999, and the assets were placed in a trust which names the Company as the beneficiary. As of December 31, 2001 and 2000, the Company had a reinsurance recoverable from the Reinsurers of $178,068 and $155,428, respectively, which was secured by investment grade securities with a market value of $174,226 and $159,915, respectively, held in trust. The remaining 5% of the related assets are being held in an escrow account under the Company's control. Accordingly, reserves for payment of future policy benefits at December 31, 2001 and 2000 include $9,301 and $8,180, respectively, related to the remaining 5% of the business.

As this transaction represented the disposal of a segment of business, the Company modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the years ended December 31, 2001, 2000 and 1999 were $6,647, $1,809, and $16,855, respectively.

8. DEBT:
--------

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2001, the Company had short-term bank loans of $202,952, of which $134,100 was collateralized by customer-owned securities valued at approximately $186,810. These borrowings are reported in other liabilities on the Consolidated Balance Sheets. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2001, the weighted average interest rate on these borrowings was 3.61%.

9. COMMITMENTS AND CONTINGENCIES:
--------------------------------

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 2000, the Reinsurers associated with the disposition of the DI line of business failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are ongoing; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, the Reinsurers' obligations were secured with assets deposited into trust at closing. Because the Company has access to those assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2001, the Company had outstanding commitments totaling $80,435 relating to these investment activities. The fair value of these commitments approximates the face amount.

10. STATUTORY INFORMATION:
--------------------------

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Effective January 1, 2001, insurance companies were required to adopt the National Association of Insurance Commissioners' comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual
- version effective January 1, 2001 (referred to as Codification). The impact of adopting Codification was an increase to statutory capital and surplus of $10,949.

The combined insurance companies' statutory capital and surplus at December 31, 2001 and 2000 was $762,405 and $680,308, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2001, 2000 and 1999, was $56,776, $122,792, and $76,680, respectively.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.



                                                          /s/ Ernst & Young, LLP



Philadelphia, Pennsylvania
January 25, 2002

APPENDIX A

                         MINIMUM INITIAL ANNUAL PREMIUMS


         The following table shows for Insureds of varying ages, the minimum initial annual premium for a Policy with a Basic death benefit of $1,000,000. The table assumes the Insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

        ---------------------------------------------------------------------------------
               AGE OF MALE               AGE OF FEMALE         MINIMUM INITIAL ANNUAL
                                                                       PREMIUM
        ---------------------------------------------------------------------------------
                    35                        35                       $2,517
        ---------------------------------------------------------------------------------
                    40                        45                       $3,100
        ---------------------------------------------------------------------------------
                    45                        45                       $3,170
        ---------------------------------------------------------------------------------
                    50                        45                       $3,250
        ---------------------------------------------------------------------------------
                    55                        45                       $3,351
        ---------------------------------------------------------------------------------
                    55                        55                       $4,175
        ---------------------------------------------------------------------------------
                    60                        58                       $4,678
        ---------------------------------------------------------------------------------
                    65                        70                       $8,169
        ---------------------------------------------------------------------------------
                    70                        62                       $7,218
        ---------------------------------------------------------------------------------

APPENDIX B



    ADMINISTRATIVE SURRENDER CHARGES PER $1,000 OF INITIAL SPECIFIED AMOUNT

                            ATTAINED AGE OF YOUNGER            CHARGE PER EACH $1,000 OF
                            INSURED ON POLICY DATE              INITIAL SPECIFIED AMOUNT
                      ------------------------------------------------------------------------
                                     20-29                               $6.00
                      ------------------------------------------------------------------------
                                     30-39                               $8.00
                      ------------------------------------------------------------------------
                                     40-49                              $10.00
                      ------------------------------------------------------------------------
                                     50-59                              $12.00
                      ------------------------------------------------------------------------
                                    60-over                             $14.00

                         SAMPLE SURRENDER CHARGE PREMIUMS FOR $1,000,000 SPECIFIED AMOUNT
                                           (NS = NONSMOKER; S = SMOKER)

                        AGE OF    SMOKING     AGE OF       SMOKING       MAXIMUM SURRENDER
                         MALE      STATUS     FEMALE       STATUS         CHARGE PREMIUM
                      ------------------------------------------------------------------------
                          50         NS         45           NS               $ 9,254
                      ------------------------------------------------------------------------
                          65         NS         65           NS               $29,399
                      ------------------------------------------------------------------------
                          55         S          55            S               $16,280
                      ------------------------------------------------------------------------
                          55         S          45           NS               $10,392
                      ------------------------------------------------------------------------
                          45         NS         45            S               $ 9,040
                      ------------------------------------------------------------------------
                          35         NS         35           NS               $ 5,364
                      ------------------------------------------------------------------------
                          70         NS         62            S               $25,370
                      ------------------------------------------------------------------------
                          40         S          45            S               $ 9,044
                      ------------------------------------------------------------------------
                          65         S          70           NS               $31,204
                      ------------------------------------------------------------------------
                          60         NS         58           NS               $16,885

APPENDIX C

                      POLICIES ISSUED TO NEW YORK RESIDENTS

                                 PREMIUM CHARGE

                    Policy Year               % of Premium Charge
                      1 - 15                          7.5%
                        16+                           5.5%

                        MORTALITY AND EXPENSE RISK CHARGE

                Policy Years 1 - 15         --        0.90%
                Policy Years 16+            --        0.60%

                                SURRENDER CHARGE

     For Policies issued to New York residents, the surrender charge declines during the 6th through the 14th policy years so that no surrender charge is deductible during the 15th and later policy years. The surrender factors used to calculate the surrender charge for such Policies are as follows:

                                              SURRENDER FACTOR
               SURRENDER DURING               APPLIED TO (C) IN
                  POLICY YEAR                  FORMULA ON PAGE
         ---------------------------------------------------------------
                1st through 5th                     1.00
         ---------------------------------------------------------------
                      6th                            .90
         ---------------------------------------------------------------
                      7th                            .80
         ---------------------------------------------------------------
                      8th                            .70
         ---------------------------------------------------------------
                      9th                            .60
         ---------------------------------------------------------------
                     10th                            .50
         ---------------------------------------------------------------
                     11th                            .40
         ---------------------------------------------------------------
                     12th                            .30
         ---------------------------------------------------------------
                     13th                            .20
         ---------------------------------------------------------------
                     14th                            .10
         ---------------------------------------------------------------
                     15th                              0
         ---------------------------------------------------------------

APPENDIX D

                     ILLUSTRATIVE NET SINGLE PREMIUM FACTORS

     For a Policy Issued to a Male Nonsmoker, age 65, standard underwriting class and Female, Nonsmoker, age 65, standard underwriting class.


-----------------------------------------------------------------------------
          65              2.2464              83              1.2787
-----------------------------------------------------------------------------
          66              2.1200              84              1.2557
-----------------------------------------------------------------------------
          67              2.0406              85              1.2348
-----------------------------------------------------------------------------
          68              1.9656              86              1.2159
-----------------------------------------------------------------------------
          69              1.8949              87              1.1987
-----------------------------------------------------------------------------
          70              1.8283              88              1.1831
-----------------------------------------------------------------------------
          71              1.7657              89              1.1686
-----------------------------------------------------------------------------
          72              1.7068              90              1.1550
-----------------------------------------------------------------------------
          73              1.6517              91              1.1421
-----------------------------------------------------------------------------
          74              1.6002              92              1.1295
-----------------------------------------------------------------------------
          75              1.5523              93              1.1171
-----------------------------------------------------------------------------
          76              1.5080              94              1.1044
-----------------------------------------------------------------------------
          77              1.4670              95              1.0913
-----------------------------------------------------------------------------
          78              1.4290              96              1.0778
-----------------------------------------------------------------------------
          79              1.3940              97              1.0643
-----------------------------------------------------------------------------
          80              1.3615              98              1.0520
-----------------------------------------------------------------------------
          81              1.3316              99              1.0321
-----------------------------------------------------------------------------
          82              1.3040
-----------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   PROSPECTUS
                                       FOR
                             VARIABLE ESTATEMAX III
   a last survivor flexible premium adjustable variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

         The Policy provides life insurance on two insureds and a cash surrender value that may vary with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this prospectus.


------------------------------------------------------------------ -------------------------------------------------
PENN SERIES FUNDS, INC.                                            MANAGER
         Money Market Fund                                         Independence Capital Management, Inc.
         Limited Maturity Bond Fund                                Independence Capital Management, Inc.
         Quality Bond Fund                                         Independence Capital Management, Inc.
         High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
         Growth Equity Fund                                        Independence Capital Management, Inc.
         Large Cap Value Fund                                      Putnam Investment Management, LLC
         Large Cap Growth Fund                                     Franklin Advisers, Inc.
         Index 500 Fund                                            Wells Capital Management Incorporated
         Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
         Mid Cap Value Fund                                        Neuberger Berman Management Inc.
         Strategic Value Fund                                      Lord, Abbett & Co.
         Emerging Growth Fund                                      RS Investment Management, Inc.
         Small Cap Value Fund                                      Royce & Associates, LLC
         International Equity Fund                                 Vontobel Asset Management, Inc.
         REIT Fund                                                 Heitman Real Estate Securities LLC
------------------------------------------------------------------ -------------------------------------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST                         MANAGER
         Balanced Portfolio                                        Neuberger Berman Management Inc.
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND             MANAGER
         Equity-Income Portfolio                                   Fidelity Management & Research Company
         Growth Portfolio                                          Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II          MANAGER
         Asset Manager Portfolio                                   Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MANAGER
         Emerging Markets Equity (International) Portfolio         Van Kampen
------------------------------------------------------------------ -------------------------------------------------


         PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE
                                         CONTRARY IS A CRIMINAL OFFENSE.


                                   May 1, 2002

                        GUIDE TO READING THIS PROSPECTUS

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o The first section is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.


         o The next section is the "Additional Information" section. It gives additional information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 24.


         o The financial statements for Penn Mutual and Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 38.

         o Appendices A through D are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help understand how the Policy works.


                                   **********

         THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                                BASIC INFORMATION


         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.

QUESTION                                                                                   PAGE
--------                                                                                   ----
What Is the Policy?............................................................................4

Who Owns the Policy?...........................................................................4

What Payments Must Be Made Under the Policy?...................................................5

How Will the Value of the Policy Change Over Time?.............................................7

What Are the Fees and Charges Under the Policy?................................................7


What Are the Supplemental Benefit Riders That I May Obtain with My Policy?....................10

What Are the Fees and Expenses Paid by the Investment Funds?..................................14

Are There Other Charges That Penn Mutual Could Deduct in the Future?..........................16

How Can I Change My Policy's Investment Allocations?..........................................16

What Is a Policy Loan?........................................................................17

How Can I Withdraw Money from My Policy?......................................................18

What Is the Timing of Transactions Under the Policy?..........................................18

How Much Life Insurance Coverage Does the Policy Provide?.....................................19

Can I Change Insurance Coverage Under My Policy?..............................................20

Do I Have the Right to Cancel My Policy?......................................................21


Can I Choose Different Payout Options Under My Policy?........................................21

How Is the Policy Treated for Federal Income Tax Purposes?....................................21


How Do I Communicate With Penn Mutual?........................................................22

How Does Penn Mutual Communicate With Me?.....................................................23

WHAT IS THE POLICY?

         The Policy provides life insurance on two persons. It is called a "last survivor" Policy because no insurance proceeds ("death benefit") are payable until the death of the second of two insureds (the "last surviving insured"). The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         While at least one of the two insured persons is alive, you will have several options under the Policy. Here are some major ones:

         o        Determine when and how much you pay to us under the Policy

         o Determine when and how much to allocate your policy value to investment options

         o        Borrow from your Policy

         o        Change the beneficiary who will receive the death benefit

         o        Change the amount of insurance protection

         o Change the death benefit option you have selected under your Policy

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of each or one of the proposed insureds. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of your Policy is the policy anniversary nearest the younger insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid to you. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon the written request of the owner, this policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

WHO OWNS THE POLICY?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST BE MADE UNDER THE POLICY?

PREMIUM PAYMENTS

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, gender, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium/Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payment you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.

         If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code and you could incur a penalty on amounts you take out of your policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit and if the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW IS THIS POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES? below.

PLANNED PREMIUMS

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay Policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay Policy charges. See FIVE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS


         If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.


         We will also accept premiums:

         o        by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

FIVE YEAR NO-LAPSE FEATURE

         Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if:

         (a) The total premiums you have paid, less any partial surrenders you made equals or exceeds

         (b) The monthly "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first five policy years, we will extend the five-year no lapse provision to five years after the effective date of the increase.

         The monthly "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The five year no-lapse feature will not apply if the amount borrowed under your Policy results in excessive indebtedness. See WHAT IS A POLICY LOAN? later in this section.

LAPSE AND REINSTATEMENT

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the five-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If the last survivor dies during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if both insureds are alive or if one of the insureds died prior to the lapse. You will have to provide evidence that the insured person (or persons, if both insureds are living) still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT

         If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE later in this section. We will notify you if an additional premium or a charge in planned premium is necessary.

HOW WILL THE VALUE OF THE POLICY CHANGE OVER TIME?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, for the first premium payment which will be invested in the Penn Series Money Market Fund during the free look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk asset charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o        the net premiums you have paid,

         o plus or minus the investment results of the policy value allocated or transferred to the variable investment options,

         o plus interest credited to the amount of your policy value allocated or transferred to the fixed interest option

         o        minus policy charges we deduct, and

         o        minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? described later in this section.

         For more information on policy values and the variable and fixed investment options, see also the ADDITIONAL INFORMATION section of this prospectus.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

         o In the first policy year, we currently deduct 20% of the amount of premium payments which do not exceed the maximum surrender charge premium and 4% of the amount of premium payments above the maximum surrender charge premium, before they are allocated to the investment options. The maximum surrender charge premium is calculated for each Policy and is stated in the Policy, and, for any Policy we issue, cannot exceed $50.00 per $1,000 of insurance specified in the Policy. The premium charge deduction consists of 2.5% to cover state and federal premium taxes and the remaining amount to partially compensate us for the expense of selling and distributing the Policies. For premiums received after the first policy year, we will deduct 4% of premium payments on both a current and a guaranteed basis. This will consist of 2.5% to cover state and federal premium taxes and 1.5% to partially compensate us for the expense of selling and distributing the Policies. For Policies issued in states other than New York we may increase the charge on premium payments received in the first policy year which do not exceed the maximum surrender charge premium, but to not more than 30% of such payments. We will notify you in advance if we change our current rates

MONTHLY DEDUCTIONS

         o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age and length of time the Policy has been in effect and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco or nontobacco standard rate class, a preferred underwriting class (tobacco or nontobacco), or a rate class involving a higher mortality risk (a "substandard class"). Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insureds' attained ages increase. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

         o Administrative Charge - A maximum monthly charge to help cover our administrative costs. This charge is equal to a flat dollar charge of $50 in the first policy year and $15 thereafter. Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

         o Mortality and Expense Risk Charges - A monthly charge to cover mortality and expense risks. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus.

                  This charge has two parts:

                  (1) Mortality and Expense Risk Face Amount Charge. For the first 120 months after the policy date, a charge based on the initial specified amount of insurance that varies with the issue age of the insured, and for the first 120 months after an increase in the specified amount, a charge based on the increase that varies with the age of the insured on the effective date of the increase. Sample current and guaranteed maximum rates for the face amount component are shown in Appendix A. Guaranteed maximum rates range from
                           0.14 to 0.39, depending on issue ages of the insureds.

                  (2) Mortality and Expense Risk Asset Value Charge. We deduct a monthly charge from your policy value that is allocated to the variable investment options. The charge does not apply to the fixed interest option. The current charge is equivalent to an annual effective rate of .60% for the first ten policy years and an annual rate of .05% of the policy value thereafter. The guaranteed charge is equivalent to an annual effective rate of .90% of the policy value for the first ten policy years and an annual effective rate of .35% of the policy value thereafter.


                  For Policies issued in the State of Maryland, these charges are labeled as (1) Monthly Charge per $1,000 of Specified Amount and (2) Monthly Policy Value Charge.


         o Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus.

TRANSFER CHARGE

         We reserve the right to impose a $10 transfer charge on any transfer of policy value among the variable investment options and/or fixed interest option in excess of the 12 transfers each policy year. We will notify you before imposing the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. No transfer charge will be made if the specified amount of insurance exceeds $4,999,999.

SURRENDER CHARGE

         If you surrender your Policy during the first 14 policy years, we will deduct a surrender charge in calculating the surrender proceeds payable. The surrender charge is equal to (d) multiplied by 90% of the minimum of (a), (b), and (c), where:

         (a) = $25.00 per thousand of specified amount;

         (b) = the total premiums paid in the first policy year;

         (c) = the maximum surrender charge premium (which is an amount calculated separately for each policy);

         (d) = the applicable surrender factor for the policy year during which the surrender is made (see table below).

         With respect to a surrender within the first 14 policy years of an increase in the specified amount of insurance under your Policy, the surrender charge is equal to (d) multiplied by 90% of the minimum of (a), (b), and (c), where:

         (a) = $25.00 per thousand of the specified amount of the increase;

         (b) = the total premiums paid in the first twelve months following the effective date of the increase;

         (c) = the maximum surrender charge premium at the effective date of the increase (which is an amount calculated separately for each policy); and

         (d) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount becomes effective.

                                                                             SURRENDER FACTOR
              SURRENDER DURING POLICY YEAR                               APPLIED TO (C) IN FORMULA
--------------------------------------------------------------------------------------------------------------------
                          1st                                                      1.00
--------------------------------------------------------------------------------------------------------------------
                          2nd                                                      0.90
--------------------------------------------------------------------------------------------------------------------
                          3rd                                                      0.83
--------------------------------------------------------------------------------------------------------------------
                          4th                                                      0.76
--------------------------------------------------------------------------------------------------------------------
                          5th                                                      0.69
--------------------------------------------------------------------------------------------------------------------
                          6th                                                      0.62
--------------------------------------------------------------------------------------------------------------------
                          7th                                                      0.55
--------------------------------------------------------------------------------------------------------------------
                          8th                                                      0.48
--------------------------------------------------------------------------------------------------------------------
                          9th                                                      0.41
--------------------------------------------------------------------------------------------------------------------
                          10th                                                     0.34
--------------------------------------------------------------------------------------------------------------------
                          11th                                                     0.27
--------------------------------------------------------------------------------------------------------------------
                          12th                                                     0.20
--------------------------------------------------------------------------------------------------------------------
                          13th                                                     0.13
--------------------------------------------------------------------------------------------------------------------
                          14th                                                     0.06
--------------------------------------------------------------------------------------------------------------------
                     15th and later                                                0.00
--------------------------------------------------------------------------------------------------------------------


         The maximum surrender charge that may be deducted on surrender of a Policy is $22.50 per $1,000 of insurance specified in the Policy.

         The surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus.

         The administrative charge component of the surrender charge covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insureds' rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests. We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.


WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I MAY OBTAIN WITH MY POLICY?


         We offer supplemental benefit riders that may be added to your Policy. If any of the riders are added to your Policy, monthly charges for the supplemental benefits may be deducted from your policy value as part of the monthly deduction. The benefits provided under a rider are governed by the provisions of the rider and applicable provisions of the Policy.

         FLEXIBLE PERIOD SINGLE LIFE SUPPLEMENTAL TERM INSURANCE AGREEMENT -- This rider provides term insurance coverage on one of the insureds for a specified period of time. The rider can be placed in force on each insured. Under this rider, we will deduct the cost of insurance charges from the cash value of the Policy and a separate charge of $0.10 per $1,000 of specified amount during the first twelve months of the rider. If the specified amount of insurance has increased within the past year, we will deduct a charge of $.10 per $1,000 of the increased specified amount. The cost of insurance rates are based on the age, gender, and rate class of the insured.

         POLICY SPLIT OPTION AGREEMENT -- This rider permits the Policy to be split into two individual universal life policies upon the occurrence of either of the following events:

                  o issuance of a final divorce decree relating to the two insureds, or

                  o a change in federal estate tax law that results in the inability to defer estate taxes until the death of the last surviving insured.

         Each insured must submit evidence of insurability satisfactory to the Company to exchange the Policy for two INDIVIDUAL life insurance policies. There is no charge for the rider.


         ENHANCED POLICY SPLIT OPTION AGREEMENT -- This rider permits the Policy to be split into two individual universal life policies without evidence of insurability.

         This option may be exercised after a change in the Federal Estate Tax Law which results in any of the following:

                  1. Complete removal or material limitation of the Unlimited Marital Deduction as defined in the Internal Revenue Code. A material limitation is defined to meet either or both of the following:

                           a.       if the limitation is expressed as a
                                    percentage of the estate, the limitation must cap the Unlimited Marital Deduction at 50% or less of the estate's value;

                           b. if the limitation is expressed as a dollar amount, the limitation must cap the Unlimited Marital Deduction at an amount which is less than the Specified Amount of the policy to which it is attached plus the Specified Amount of the policy to which it is attached plus the Specified Amount of a Supplemental Term Insurance Agreement, if attached.

                  2. Reduction in the dollar amount of the Federal Unified Credit, as defined in the Internal Revenue Code, by 50% or more; or

                  3. Subtraction of 25% or more from the percentage Federal Estate Tax rate that would be applicable to the estate of the last insured to die.

         The two insureds must have the following characteristics:

                  o        be a married couple;

                  o        both be under 80 years of age at issue; and

                  o neither can have a substandard rating nor be uninsurable.


         ESTATE GROWTH AGREEMENT -- AUTOMATIC INCREASES IN SPECIFIED AMOUNT -- This rider provides for automatic annual increases of 3% or 6% of the initial specified amount of insurance up to the earlier of:

                  o the policy anniversary nearest the younger insured's 80th birthday, and

                  o the total Specified Amount of the Policy is equal to two times the original Specified Amount, plus the amount of the Supplemental Term Insurance Agreement (if applicable), plus any underwritten increases.

         Cost of insurance charges will be applied to the increased amounts of coverage under the rider.

         CHANGE OF INSURED -- permits a change in one insured so long as the new insured has the same insurable relationship to the remaining insured as did the insured being replaced. The new insured must submit evidence of insurability that is satisfactory to the Company.

         GUARANTEED CONTINUATION OF POLICY -- This rider provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest is equal to or exceeds the "total guaranteed continuation of policy premium." The "total guaranteed continuation of policy premium" varies by the issue ages, genders, and rate classes of the insureds as well as any other policy benefits chosen. While the rider is in force, the allocation or transfer of amounts to variable investment options may be restricted. The monthly charge for the rider is $0.01 per $1,000 of the specified amount of insurance in the Policy.

         GUARANTEED OPTION TO EXTEND MATURITY DATE -- This rider provides the owner of the Policy with option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the rider extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement). The cost of insurance charges for the rider are based on the attained age and rate class of the younger insured. The cost of insurance rates for the rider combined with the cost of insurance rates in the Policy will not exceed the rates shown in the Additional Policy Specifications section of the Policy.

         RETURN OF PREMIUM SUPPLEMENTAL TERM INSURANCE -- This rider provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthly anniversary. The cost of insurance charges for the rider include the cost of insurance charges for the term insurance provided under the rider. The cost of insurance rates for the rider are based on the age, gender and rate class of the insureds. The rates will not exceed the rates shown for the rider in the Additional Policy Specifications section of the Policy.

         ESTATE PRESERVATION SUPPLEMENTAL TERM INSURANCE AGREEMENT -- This rider provides additional death benefit payable on the death of the last surviving insured if the death occurs during the first four Policy years. The cost of insurance rates for the rider are based on the age, gender and rate class of the insureds. The rates will not exceed the rates shown for the rider in the Additional Policy Specifications section of the Policy.

         SUPPLEMENTAL TERM INSURANCE AGREEMENT -- This rider adds last survivor term insurance to the death benefit provided under the Policy. The rider modifies the death benefit options as provided in the Policy as follows:

                  Option 1: The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the rider or (b) the "applicable percentage" of the policy value on the date of death of the last insured to die.

                  Option 2: The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the rider, and the policy value on the date of death of the last insured to die or (b) the "applicable percentage" of the policy value on the date of death of the last insured to die.


         Additional information on the death benefit options appears later in this section under HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?


         The amount of term insurance added by the rider may, upon written application and receipt by us of satisfactory evidence of insurability, be increased for a minimum of $10,000.

         The monthly deductions under the Policy may include a mortality and expense risk face amount charge (monthly per $1,000 of specified amount charge for Policies issued in Maryland) applied to the amount of term insurance added to the Policy by this rider. We are not currently applying the charge to term insurance added by the rider, but may do so in the future. If a mortality and expense risk face amount charge (monthly per $1,000 of specified amount charge for Policies issued in Maryland) is applied to term insurance added by the rider, it will not exceed the charges shown in the Additional Policy Specifications in the Policy. Guaranteed maximum mortality and expense risk face amount charges (monthly per $1,000 of specified amount charge for Policies issued in Maryland) for term insurance added by the rider are shown in Appendix B.

         The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the rider. The cost of insurance rates for the term insurance will not exceed those shown for the rider in the Additional Policy Specifications in the Policy.

         It may be to your economic advantage to add life insurance protection to the Policy through the rider. The total current charges that you pay for your total insurance protection will be less with the inclusion of term insurance added by the rider. It should be noted, however, that the guaranteed maximum charges under the Policy will be higher with a portion of the insurance added by the rider than they would be if the total amount of insurance were provided under the base Policy.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT ARE THE FEES AND EXPENSES PAID BY THE INVESTMENT FUNDS?


         The following tables show the fees and expenses paid by the investment funds.

 ----------------------------------------------------------------------------------------------------------------
 PENN SERIES FUNDS, INC.
 UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                 ADMINISTRATIVE                                      TOTAL
                                MANAGEMENT        AND CORPORATE      ACCOUNTING        OTHER          FUND
                                   FEES           SERVICE FEES          FEES         EXPENSES       EXPENSES
                                ----------       --------------      ----------      --------       --------
 Money Market................      0.19%             0.15%              0.07%          0.09%         0.50%
 ----------------------------------------------------------------------------------------------------------------
 Limited Maturity Bond
 (before contractual fee
 waivers)....................      0.33%             0.15%              0.19%          0.10%         0.77%(1)
 Limited Maturity Bond
 (after contractual fee
 waivers)....................      0.30%             0.15%              0.19%          0.10%         0.74%(1)
 ----------------------------------------------------------------------------------------------------------------
 Quality Bond................      0.34%             0.15%              0.07%          0.09%         0.65%
 ----------------------------------------------------------------------------------------------------------------
 High Yield Bond (before
 contractual fee waivers)....      0.52%             0.15%              0.08%          0.13%         0.88%
 High Yield Bond (after
 contractual fee waivers)....      0.51%             0.15%              0.08%          0.13%         0.87%
 ----------------------------------------------------------------------------------------------------------------
 Flexibly Managed............      0.60%             0.15%              0.05%          0.07%         0.87%
 ----------------------------------------------------------------------------------------------------------------
 Growth Equity...............      0.62%             0.15%              0.06%          0.09%         0.92%
 ----------------------------------------------------------------------------------------------------------------
 Large Cap Value.............      0.60%             0.15%              0.06%          0.07%         0.88%
 ----------------------------------------------------------------------------------------------------------------
 Large Cap Growth............      0.55%             0.15%              0.05%          0.16%         0.91%(2)
 ----------------------------------------------------------------------------------------------------------------
 Index 500 (1) ..............      0.07%             0.15%              0.06%          0.11%         0.39%(3)
 ----------------------------------------------------------------------------------------------------------------
 Mid Cap Growth (before
 contractual fee waivers)....      0.70%             0.15%              0.08%          0.16%         1.09%
 Mid Cap Growth (after
 contractual fee waivers)....      0.70%             0.06%              0.08%          0.16%         1.00%
 ----------------------------------------------------------------------------------------------------------------
 Mid Cap Value...............      0.55%             0.15%              0.08%          0.11%         0.89%
 ----------------------------------------------------------------------------------------------------------------
 Strategic Value.............      0.72%             0.15%              0.14%          0.11%         1.12%(2)
 ----------------------------------------------------------------------------------------------------------------
 Emerging Growth.............      0.73%             0.15%              0.07%          0.09%         1.04%
 ----------------------------------------------------------------------------------------------------------------
 Small Cap Value (before
 contractual fee waivers)....      0.85%             0.15%              0.08%          0.08%         1.16%
 Small Cap Value (after
 contractual fee waivers)....      0.83%             0.15%              0.08%          0.08%         1.14%
 ----------------------------------------------------------------------------------------------------------------
 International Equity........      0.85%             0.15%              0.08%          0.17%         1.25%
 ----------------------------------------------------------------------------------------------------------------
 REIT Fund...................      0.70%             0.15%              0.09%          0.21%         1.15%(2)

-------------------
UNLESS OTHERWISE NOTED, THE EXPENSES ARE FOR THE LAST FISCAL YEAR.

(1) BEGINNING MAY 1, 2002, THE FUND'S ADMINISTRATOR VOLUNTARILY UNDERTOOK TO WAIVE CERTAIN FEES SUCH THAT THE FUND'S TOTAL EXPENSES WILL NOT EXCEED 0.65% FOR THE REMAINDER OF FISCAL YEAR 2002. THIS WAIVER IS VOLUNTARY AND, WHILE IT IS EXPECTED TO CONTINUE FOR THE FORESEEABLE FUTURE, IT CAN BE DISCONTINUED AT ANY TIME.
(2)      THESE EXPENSES ARE ESTIMATES.
(3) THE TOTAL EXPENSES FOR THE INDEX 500 FUND AFTER VOLUNTARY FEE WAIVER OF 0.14% BY THE FUND'S ADMINISTRATOR ARE 0.25%. THIS WAIVER IS VOLUNTARY AND, WHILE IT IS EXPECTED TO CONTINUE FOR THE FORESEEABLE FUTURE, IT CAN BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (1)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                     MANAGEMENT,
                                                                    ADVISORY AND
                                                                   ADMINISTRATION        OTHER        TOTAL FUND
                                                                        FEES            EXPENSES       EXPENSES
                                                                   --------------       --------      ----------
Balanced...........................................................      0.85%           0.14%           0.99%


-------------------
(1)      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (THE "TRUST") IS DIVIDED INTO PORTFOLIOS (EACH A "PORTFOLIO").
         EACH PORTFOLIO INVESTS IN A CORRESPONDING SERIES ("SERIES") OF THE TRUST. THIS TABLE SHOWS THE CURRENT
         EXPENSES PAID BY THE BALANCED PORTFOLIO AND THE PORTFOLIO'S SHARE OF THE CURRENT EXPENSES OF ITS SERIES.
         SEE "EXPENSES" IN THE TRUST'S PROSPECTUS.


--------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (1)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                     MANAGEMENT          OTHER        TOTAL FUND
                                                                        FEES            EXPENSES       EXPENSES
                                                                     ----------         --------      ----------
Equity-Income....................................................       0.48%            0.10%          0.58%
Growth...........................................................       0.58%            0.10%          0.68%

-------------------
(1)      THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. ACTUAL ANNUAL CLASS OPERATING EXPENSES WERE LOWER BECAUSE A
         PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN
         ADDITION, THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH
         BALANCES ARE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED
         AT ANY TIME. THE NET TOTAL OPERATING EXPENSES FOR THE EQUITY-INCOME AND GROWTH PORTFOLIOS WERE 0.57% AND
         0.65%, RESPECTIVELY.

--------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II  (1)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                     MANAGEMENT          OTHER        TOTAL FUND
                                                                        FEES            EXPENSES       EXPENSES
                                                                     ----------         --------      ----------
Asset Manager ..................................................        0.53%             0.11%          0.64%

-------------------
(1)      THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. ACTUAL ANNUAL CLASS OPERATING EXPENSES WERE LOWER BECAUSE A
         PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN
         ADDITION, THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH
         BALANCES ARE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED
         AT ANY TIME. THE NET TOTAL OPERATING EXPENSES FOR THE ASSET MANAGER FUND WAS 0.63%.

--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (1)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                     MANAGEMENT          OTHER        TOTAL FUND
                                                                        FEES            EXPENSES       EXPENSES
                                                                     ----------         --------      ----------
Emerging Markets Equity (International)......................           1.25%             0.87%          2.12%

-------------------
(1)      THE TOTAL EXPENSES FOR THE EMERGING MARKETS EQUITY (INTERNATIONAL) FUND AFTER A VOLUNTARY FEE WAIVER OF
         0.37% BY THE FUND'S ADVISER ARE 1.75%. THE ADVISER MAY TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME AT ITS
         SOLE DISCRETION.


--------------------------------------------------------------------------------
ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

         We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o        we may defer transfers under certain conditions;

         o        transfers may not be made during the free look period;

         o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year;

         o the maximum amount that may be transferred out of the fixed interest option each year is limited to the greater of $5,000 or 25% of the accumulated value of the fixed interest option;

         o the amount that may be transferred excludes any amount held in the policy loan account.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

DOLLAR COST AVERAGING

         This is a program of automatic monthly transfers out of the money market variable investment option into one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assume a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

ASSET REBALANCING


         This is a program that automatically reallocates your Policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.


WHAT IS A POLICY LOAN?

         You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from the investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the options. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter. On a current basis, the special loan account will earn interest at 3.0% during the first ten policy years and 4.0% thereafter.

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan to the extent there is gain in the Policy. See FEDERAL INCOME TAX CONSIDERATIONS in the Additional Information section of this prospectus.

         The amount of any loan outstanding under your Policy on the death of the last insured to die will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM MY POLICY?

FULL SURRENDER


         You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.


PARTIAL SURRENDER

         You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o No more than four partial surrenders may be made in a policy year;

         o        each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

         o the partial surrender may not reduce the specified amount of insurance under your Policy to less than $200,000.


         If you elect the Option 1 insurance coverage (see HOW MUCH LIFE INSURANCE COVERAGE DOES MY POLICY PROVIDE? below), a partial surrender will reduce your specific amount of insurance.


WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?


         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values computed at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange (NYSE) (generally, 4:00 p.m. Eastern Time) and ending at the close of the next succeeding business day of the NYSE. Therefore, instructions received after the close of business of the NYSE will be valued based on the close of the next NYSE business day.


         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation of risk and administrative work has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW MUCH LIFE INSURANCE COVERAGE DOES THE POLICY PROVIDE?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the lives of the two persons to be insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance is $200,000.

         When the last of the insured persons dies, we will pay the death benefit less the amount of any outstanding policy loan. We offer two different types of death benefits. You choose which one you want in the application. They are:

         o Option 1: The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of death of the last insured to die.

         o Option 2: The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) "applicable percentage" of the policy value on the date of death of the last insured to die.

         The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the younger of the two insureds has attained age 40 or less and decreases to 100% when the younger of the two insureds attains age 100. A table showing "sample applicable percentages" is shown in Appendix C.

         For the Cash Value Accumulation Test, the "applicable percentages" will vary by the insured's attained ages and their insurance risk characteristics. A table showing "sample applicable percentages" is included as Appendix D.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.




CAN I CHANGE INSURANCE COVERAGE UNDER MY POLICY?


CHANGE OF DEATH BENEFIT OPTION

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $200,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year;

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insureds, the requested change will not be allowed.

CHANGE IN SPECIFIED AMOUNT OF INSURANCE

         You may increase the specified amount of insurance subject to the following conditions:

         o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

         o you must return your policy so we can amend it to reflect the increase;

         o        the amount of the increase must be at least $10,000;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first five policy years, the five-year no-lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

         o        no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         o no decrease may be made within one year of an increase in the specified amount;

         o any decrease in the specified amount of insurance must be at least $10,000 and the specified amount after the decrease must be at least $200,000.

TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

         See FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

DO I HAVE THE RIGHT TO CANCEL MY POLICY?

         You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

         In some states, you will receive a refund of any premiums you have paid. In these states, money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER MY POLICY?

CHOOSING A PAYOUT OPTION

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT OF CHOOSING PAYOUT OPTION

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investment in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for Policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, Post Office Box 7460, Philadelphia, Pennsylvania, 19172, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing (C3V), 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:


         o policy loans in excess of $25,000, and full and partial surrenders;

         o        change of death benefit option;

         o        change in specified amount of insurance;

         o        change of beneficiary;

         o        election of payment option for Policy proceeds;

         o        tax withholding elections; and

         o        grant of telephone transaction privilege to a third party.

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.


         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS


         You or the agent of record (pursuant to your instructions) may request transfers among investment options and change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We may require certain identifying information to process a telephone transfer.


HOW DOES PENN MUTUAL COMMUNICATE WITH ME?


         At least once each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

ADDITIONAL INFORMATION

         This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.


CONTENTS OF THIS SECTION                                                                                     PAGE
------------------------                                                                                     ----
The Penn Mutual Life Insurance Company.........................................................................25

Penn Mutual Variable Life Account I............................................................................25

The Funds......................................................................................................26

More Information About Policy Values...........................................................................29

Federal Income Tax Considerations..............................................................................30

Sale of the Policies...........................................................................................34

Penn Mutual Trustees and Officers..............................................................................35

State Regulation...............................................................................................37

Additional Information.........................................................................................37

Experts........................................................................................................37

Litigation.....................................................................................................37

Independent Auditors...........................................................................................37

Legal Matters..................................................................................................37

Financial Statements...........................................................................................37


Appendix A - Current and Guaranteed Mortality and Expense Risk Face Amount Charges............................A-1

Appendix B - Current and Guaranteed Mortality and Expense Risk Face Amount Charges -
   Supplemental Term Insurance Rider..........................................................................B-1

Appendix C - Sample Applicable Percentage Charges Under the Guideline Premium/Cash
   Value Corridor Test........................................................................................C-1

Appendix D - Sample Applicable Percentages Under the Cash Value Accumulation Test.............................D-1

THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF THE FUNDS

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

THE FUNDS


         Penn Series Funds, Inc., Neuberger Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.


         The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

         PENN SERIES -- MONEY MARKET FUND -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

         PENN SERIES -- LIMITED MATURITY BOND FUND -- the highest current income consistent with low risk to principal and liquidity; total return is secondary.

         PENN SERIES -- QUALITY BOND FUND -- highest income over the long term consistent with the preservation of principal.

         PENN SERIES -- HIGH YIELD BOND FUND -- high current income.

         PENN SERIES -- FLEXIBLY MANAGED FUND -- maximize total return (capital appreciation and income).

         PENN SERIES -- GROWTH EQUITY FUND -- long-term growth of capital and increase of future income.

         PENN SERIES -- LARGE CAP VALUE FUND -- maximize total return (capital appreciation and income).


         PENN SERIES -- LARGE CAP GROWTH FUND -- long-term growth of capital (capital appreciation).


         PENN SERIES -- INDEX 500 FUND -- total return (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks. "S&P 500 Index" and "500" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

         PENN SERIES -- MID CAP GROWTH FUND -- maximize capital appreciation.

         PENN SERIES -- MID CAP VALUE FUND -- growth of capital.


         PENN SERIES -- STRATEGIC VALUE FUND -- growth of capital.


         PENN SERIES-- EMERGING GROWTH FUND-- capital appreciation.

         PENN SERIES -- SMALL CAP VALUE FUND -- capital appreciation.

         PENN SERIES-- INTERNATIONAL EQUITY FUND-- capital appreciation.


         PENN SERIES -- REIT FUND -- achieve high total return consistent with reasonable investment risks.


         NEUBERGER BERMAN -- BALANCED PORTFOLIO -- long-term capital growth and reasonable current income without undue risk to principal.

         FIDELITY INVESTMENTS' VIP FUND -- EQUITY-INCOME PORTFOLIO -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         FIDELITY INVESTMENTS' VIP FUND -- GROWTH PORTFOLIO -- capital appreciation.

         FIDELITY INVESTMENTS' VIP FUND II -- ASSET MANAGER PORTFOLIO -- high total return with reduced risk over the long-term.


         VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- long term capital appreciation.


THE MANAGERS


         INDEPENDENCE CAPITAL MANAGEMENT, INC. ("Independence Capital Management"), a wholly-owned subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.


         T. ROWE PRICE ASSOCIATES, INC., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

         PUTNAM INVESTMENT MANAGEMENT, LLC of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.


         FRANKLIN ADVISERS, INC., of San Mateo, California, is the investment sub-adviser for the Penn Series Large Cap Growth Fund.


         WELLS CAPITAL MANAGEMENT INCORPORATED of San Francisco, California, is the sub-adviser to the Penn Series Index 500 Fund.

         TURNER INVESTMENT PARTNERS, INC. of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.

         NEUBERGER BERMAN MANAGEMENT INC., of New York, New York, is the investment sub-adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Managers Trust underlying the Neuberger Berman Balanced Portfolio.


         LORD, ABBETT & Co., of Jersey City, New Jersey is the investment sub-adviser to the Penn Series Strategic Value Fund.


         RS INVESTMENT MANAGEMENT, INC. (FORMERLY ROBERTSON STEPHENS INVESTMENT MANAGEMENT, INC.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.


         ROYCE & ASSOCIATES, LLC, of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

         VONTOBEL ASSET MANAGEMENT, INC., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

         HEITMAN REAL ESTATE SECURITIES LLC, of Chicago, Illinois, is the investment sub-adviser to the Penn Series REIT Fund.


         FIDELITY MANAGEMENT & RESEARCH CORPORATION ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity-Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.


         MORGAN STANLEY INVESTMENT MANAGEMENT INC., of New York, New York, doing business as Van Kampen, is the investment adviser to the Emerging Markets Equity (International) Portfolio.


         Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.


         We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Van Kampen's The Universal Institutional Funds governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Van Kampen's The Universal Institutional Funds Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

         The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Van Kampen's The Universal Institutional Funds are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity contracts. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Van Kampen's The Universal Institutional Funds are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life policy and variable annuity contract separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Van Kampen's The Universal Institutional Funds currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Van Kampen's The Universal Institutional Funds, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity contracts owners and variable life policy owners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.


         Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Van Kampen's The Universal Institutional Funds, respectively; or (4) differences between voting instructions given by variable annuity contract owners and those given by variable life policy owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity contract and variable life policy owners. This could include discontinuance of investment in a Fund.


MORE INFORMATION ABOUT POLICY VALUES

         On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction. On each valuation date (each day the New York Stock Exchange and our office is open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

VARIABLE ACCOUNT VALUES

         When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

         The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

ACCUMULATION UNIT VALUES

         An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares.

FIXED ACCOUNT VALUE

         On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the special loan account.

NET POLICY VALUE

         The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

CASH SURRENDER VALUE

         The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

NET CASH SURRENDER VALUE

         The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available for partial surrenders. It is the amount received upon a full surrender of the Policy.

FEDERAL INCOME TAX CONSIDERATIONS

         The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

TAX STATUS OF THE POLICY

         To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each Subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.


IRC QUALIFICATION

         For a Policy to be treated as a life insurance contract under the Internal Revenue Code of 1986, as amended, (the "Code"), it must pass ONE of two tests - a guideline premium/cash value corridor test or a cash value accumulation test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

         o Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Code.

         o Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

         The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

         The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.


         The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code.

MODIFIED ENDOWMENT CONTRACTS

         The Internal Revenue code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as ONE modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary.

Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

         Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

         Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

POLICY LOAN INTEREST

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

         Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAXATION OF POLICY SPLIT

         The Policy Split Option Rider that we offer permits a Policy to be split into two other life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A Policy split could have adverse tax consequences. For example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Sections 1035 or 1041 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy split option, it is important that you consult with a competent tax advisor regarding the possible tax consequences of a Policy split.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

         The Guaranteed Option to Extend Maturity Date that we offer allows the Policy Owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

         The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

SALE OF THE POLICIES

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 50% of first year premiums, 2% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value net of policy loans. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

         For the period August 1, 2001 to December 31, 2001, Penn Mutual received premium payments on the Policy in the approximate amount of $925,699 and compensated HTK in the approximate amounts of $9,964 for its services as principal underwriter.

PENN MUTUAL TRUSTEES AND OFFICERS

         Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

BOARD OF TRUSTEES

----------------------------------------------------------------------------------------------------------------------
                                POSITION WITH
NAME AND ADDRESS                PENN MUTUAL           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Robert E. Chappell              Chairman of the       Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life            Board and Chief       December 1996), President and Chief Executive Officer (April
Insurance Company               Executive Officer     1995-December 1996), The Penn Mutual Life Insurance
Philadelphia, PA 19172                                Company.
----------------------------------------------------------------------------------------------------------------------
Daniel J. Toran                 President, Chief      President and Chief Operating Officer (since January 1997),
The Penn Mutual Life            Operating Officer     Executive Vice President, (May 1996-January 1997), The Penn
Insurance Company               and Trustee           Mutual Life Insurance Company; Executive Vice President,
Philadelphia, PA 19172                                The New England Mutual Life Insurance Company (prior
                                                      thereto).
----------------------------------------------------------------------------------------------------------------------
Julia Chang Bloch               Trustee               Visiting Professor, Institute of International Relations in
1743 22nd Street, NW                                  Beijing, China, and distinguished adviser, American Studies
Washington, DC 20008                                  Center (April 1998 to present); President, US-Japan Foundation
                                                      (July 1996 to March 1998); Group Executive Vice President,
                                                      Bank America NT & SA (prior thereto).
----------------------------------------------------------------------------------------------------------------------
Edward G. Boehne                Trustee               Retired (since 2000); President, Federal Reserve Bank of
313 Devon State Road                                  Philadelphia (1981-2000)
Devon, PA 19333
----------------------------------------------------------------------------------------------------------------------
Joan P. Carter                  Trustee               President, UM Holdings Ltd. and predecessor firm, United
President and                                         Medical Corporation
Chief Operating Officer
UM Holdings Ltd.
56 Haddon Avenue
Haddonfield, NJ 08033
----------------------------------------------------------------------------------------------------------------------

Philip E. Lippincott            Trustee               Retired (since April 1994), Chairman and Chief Executive
Horizons #2002                                        Officer, Scott Paper Company (prior thereto).
4731 Bonita Bay Blvd.
Bonita Springs, FL  34134

----------------------------------------------------------------------------------------------------------------------
John F. McCaughan               Trustee               Retired Chairman, (since 1996), Chairman of the Board (prior
921 Pebble Hill Road                                  thereto), Betz Laboratories, Inc.
Doylestown, PA  18901
----------------------------------------------------------------------------------------------------------------------
Alan B. Miller                  Trustee               Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
----------------------------------------------------------------------------------------------------------------------
Edmond F. Notebaert                                   Consultant (since 2000), President and Chief Executive Officer
200 Wyllpen Drive               Trustee               (prior thereto), The Children's Hospital of Philadelphia.
West Chester, PA 19380
----------------------------------------------------------------------------------------------------------------------

Robert H. Rock                  Trustee               President, MLR Holdings, LLC.
1845 Walnut Street -
9th Floor
Philadelphia, PA 19103

----------------------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr., Esq.   Trustee               Partner, Covington & Burling (law firm).
1201 Pennsylvania Ave., NW
P.O. Box 7566
Washington, D.C. 20004
----------------------------------------------------------------------------------------------------------------------

         The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

SENIOR OFFICERS

--------------------------------------------------------------------------------------------------------------------
NAME                          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
John M. Albanese              Executive Vice President, Systems and Service (since June 2000); Senior Vice
The Penn Mutual Life          President, Customer Service and Information Systems (June 1997-June 2000), Vice
Insurance Company             President, Information Systems Application (prior thereto), The Penn Mutual Life
Philadelphia, PA 19172        Insurance Company.
--------------------------------------------------------------------------------------------------------------------
Michael A. Biondolillo        Senior Vice President, Human Resources (since June 1997); Corporate Vice
The Penn Mutual Life          President and General  Manager, Human Resources and Quality, MG Industries,
Insurance Company             America (prior thereto).
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------------
Nancy S. Brodie               Executive Vice President and Chief Financial Officer (since December 1995), Senior
The Penn Mutual Life          Vice President and Chief Financial Officer prior thereto. The Penn Mutual Life
Insurance Company             Insurance Company.
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------------

Ralph L. Crews                Senior Vice President, Career Agency System (since February 2001), Penn Mutual;
The Penn Mutual Life          Senior Financial Services Retail Distribution (prior thereto).
Insurance  Company
Philadelphia, PA 19172

--------------------------------------------------------------------------------------------------------------------
Bill D. Fife                  Senior Vice President, Independence Financial Network (since January 2000),
The Penn Mutual Life          Regional Vice President, Independence Financial Network (1997-2000), The Penn
Insurance Company             Mutual Life Insurance Company; Vice President of Agencies (1994-1997), Aetna Life
Philadelphia, PA 19172        and Casualty.
--------------------------------------------------------------------------------------------------------------------
Larry L. Mast                 Executive Vice President, The Penn Mutual Life Insurance Company (May 1997 to
The Penn Mutual Life          present). Formerly Senior Vice President, Lafayette Life Insurance Company
Insurance Company             (September 1994 to May 1997);
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------------

Nina M. Mulrooney             Senior Vice President (since July 1999), General Auditor (November 1991-July 1999),
The Penn Mutual Life          Vice President, Market Conduct (since December 1997), Assistant Vice President,
Insurance Company             Corporate Accounting and Control (prior thereto), The Penn Mutual Life Insurance
Philadelphia, PA 19172        Company.

--------------------------------------------------------------------------------------------------------------------
Peter M. Sherman              Executive Vice President (since December 1998), Chief Investment Officer (since
The Penn Mutual Life          May 1996), Senior Vice President (May 1996 to December 1996), Vice President,
Insurance Company             Investments (January 1996 to April 1996), The Penn Mutual Life Insurance
Philadelphia, PA, 19172       Company.
--------------------------------------------------------------------------------------------------------------------

STATE REGULATION

         Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

         We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

         A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

         Actuarial matters included in this prospectus have been examined by Raymond G. Caucci, FSA, MAAA, Assistant Vice President and Product Manager Actuary, Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

LITIGATION

         No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

INDEPENDENT AUDITORS


         Ernst & Young LLP serves as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA, 19103.


LEGAL MATTERS

         Morgan, Lewis & Bockius, LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

FINANCIAL STATEMENTS


         The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear on the following pages. The consolidated financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------


                                                                            MONEY         QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL         MARKET FUND+    BOND FUND+    BOND FUND+         FUND+
                                                       ------------      ------------   -----------   -----------     -----------
INVESTMENT IN COMMON STOCK
Number of Shares ....................................                     36,029,948      1,576,418     1,937,675       1,675,508
Cost ................................................  $643,287,157      $36,029,948    $16,683,708   $16,772,285     $41,728,700

ASSETS:
Investments at market value .........................  $549,593,374      $36,029,947    $16,378,986   $14,048,147     $25,249,901
Dividends receivable ................................        53,886           53,886              -             -               -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company .......        33,328            1,778            880           909           1,465
Securities payable ..................................     1,775,295        1,775,295              -             -               -

                                                       ------------      --------------------------------------------------------
NET ASSETS ..........................................  $547,838,637      $34,306,760    $16,378,106   $14,047,238     $25,248,436
                                                       ============      ========================================================

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                           MONEY          QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL        MARKET FUND+     BOND FUND+    BOND FUND+        FUND+
                                                       ------------     ------------    -----------   -----------     -----------
INVESTMENT INCOME:
Dividends ...........................................  $ 12,000,603      $ 1,200,494    $ 1,163,543   $ 1,253,582     $     6,411
EXPENSE:
Mortality and expense risk charges ..................     4,359,717          395,980        116,426       103,171         201,205
                                                       ------------      -----------    -----------   -----------     -----------

Net investment income (loss) ........................     7,640,886          804,514      1,047,117     1,150,411        (194,794)
                                                       ------------      -----------    -----------   -----------     -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares .........................................      (695,116)               -         22,860         7,830        (194,312)
Long term capital gains distributions ...............    15,311,585                -         61,605             -               -
                                                       ------------      -----------    -----------   -----------     -----------

Net realized gains (losses) from investment
     transactions ...................................    14,616,469                -         84,465         7,830        (194,312)
Net change in unrealized appreciation (depreciation)
     of investments .................................   (68,906,433)               -       (224,108)     (578,276)     (7,386,589)
                                                       ------------      -----------    -----------   -----------     -----------

Net realized and unrealized gains (losses) on
     investments ....................................   (54,289,964)               -       (139,643)     (570,446)     (7,580,901)
                                                       ------------      -----------    -----------   -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ................................  $(46,649,078)     $   804,514    $   907,474   $   579,965     $(7,775,695)
                                                       ============      ===========    ===========   ===========     ===========
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2001 (CON'T)

[RESTUBBED TABLE}

------------------------------------------------------------------------------------------------------------------------------------

                                                    LARGE CAP         FLEXIBLY                        SMALL CAP         EMERGING
                                                     VALUE            MANAGED       INTERNATIONAL       VALUE            GROWTH
                                                     FUND +            FUND+         EQUITY FUND+       FUND +            FUND+
                                                   -----------      -----------      -----------      -----------      -----------
INVESTMENT IN COMMON STOCK
Number of Shares .................................   2,835,154        4,012,586        2,643,289        1,506,427        1,792,455
Cost ............................................. $54,601,253      $76,572,470      $45,494,339      $20,134,689      $49,142,039

ASSETS:
Investments at market value ...................... $48,112,561      $80,331,969      $30,952,911      $21,662,412      $36,673,629
Dividends receivable .............................           -                -                -                -                -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company ....       3,065            5,177            1,939            1,350            2,273
Securities payable ...............................           -                -                -                -                -

                                                   -------------------------------------------------------------------------------
NET ASSETS ....................................... $48,109,496      $80,326,792      $30,950,972      $21,661,062      $36,671,356
                                                   ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001 (CON'T)

[RESTUBBED TABLE}

                                                        LARGE CAP        FLEXIBLY                       SMALL CAP       EMERGING
                                                          VALUE          MANAGED     INTERNATIONAL        VALUE          GROWTH
                                                          FUND +          FUND+       EQUITY FUND+        FUND +          FUND+
                                                       ------------    ------------   ------------    ------------    ------------
INVESTMENT INCOME:
Dividends ...........................................  $  1,340,804    $  3,116,389   $    639,942    $    404,863    $          -
EXPENSE:
Mortality and expense risk charges ..................       376,300         631,306        291,884         153,371         254,337
                                                       ------------    ------------   ------------    ------------    ------------

Net investment income (loss) ........................       964,504       2,485,083        348,058         251,492        (254,337)
                                                       ------------    ------------   ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares .........................................       (51,345)         46,840       (416,606)        (67,415)         (2,740)
Long term capital gains distributions ...............       454,252       3,357,510              -         453,357         608,741
                                                       ------------    ------------   ------------    ------------    ------------

Net realized gains (losses) from investment
     transactions ...................................       402,907       3,404,350       (416,606)        385,942         606,001
Net change in unrealized appreciation (depreciation)
     of investments .................................    (2,796,688)        467,752    (11,622,617)      1,895,911      (6,025,527)
                                                       ------------    ------------   ------------    ------------    ------------

Net realized and unrealized gains (losses) on
     investments ....................................    (2,393,781)      3,872,102    (12,039,223)      2,281,853      (5,419,526)
                                                       ------------    ------------   ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ................................  $ (1,429,277)   $  6,357,185   $(11,691,165)   $  2,533,345    $ (5,673,863)
                                                       ============    ============   ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2001 (CON'T)

[RESTUBBED TABLE}

------------------------------------------------------------------------------------------------------------------------------------

                                                              LIMITED                                 MID CAP             MID CAP
                                                           MATURITY BOND         INDEX 500             GROWTH              VALUE
                                                              FUND +               FUND +              FUND +              FUND +
                                                            -----------         -----------          -----------        -----------
INVESTMENT IN COMMON STOCK
Number of Shares .......................................        321,281           9,081,762            2,395,124          1,574,334
Cost ...................................................    $ 3,301,356         $85,687,046          $21,684,173        $16,271,379

ASSETS:
Investments at market value ............................    $ 3,325,253         $71,745,918          $15,065,335        $17,050,028
Dividends receivable ...................................              -                   -                    -                  -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company ..........            176               4,056                  890              1,093
Securities payable .....................................              -                   -                    -                  -

                                                            -----------------------------------------------------------------------
NET ASSETS .............................................    $ 3,325,077         $71,741,862          $15,064,445        $17,048,935
                                                            =======================================================================

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001 (CON'T)

[RESTUBBED TABLE}

                                                             LIMITED                               MID CAP              MID CAP
                                                          MATURITY BOND       INDEX 500            GROWTH                VALUE
                                                             FUND +            FUND +              FUND +                FUND +
                                                          -----------        -----------         -----------         ------------

INVESTMENT INCOME:
Dividends ..............................................  $   118,936        $   815,598         $         -         $    839,033
EXPENSE:
Mortality and expense risk charges .....................       18,432            526,135             114,822              140,349
                                                          -----------        -----------         -----------         ------------

Net investment income (loss) ...........................      100,504            289,463            (114,822)             698,684
                                                          -----------        -----------         -----------         ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ............................................        3,539             38,688             (23,753)             (60,550)
Long term capital gains distributions ..................            -                  -                   -              207,521
                                                          -----------        -----------         -----------         ------------

Net realized gains (losses) from investment
     transactions ......................................        3,539             38,688             (23,753)             146,971
Net change in unrealized appreciation (depreciation)
     of investments ....................................       12,205         (8,376,918)         (4,258,334)          (1,428,505)
                                                          -----------        -----------         -----------         ------------

Net realized and unrealized gains (losses) on
     investments .......................................       15,744         (8,338,230)         (4,282,087)          (1,281,534)
                                                          -----------        -----------         -----------         ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ...................................  $   116,248        $(8,048,767)        $(4,396,909)        $   (582,850)
                                                          =======================================================================

+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2001 (Con't)

[RESTUBBED TABLE]

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         EMERGING
                                                                                                                      MARKETS EQUITY
                                                    BALANCED       EQUITY INCOME       GROWTH       ASSET MANAGER        (INT'L)
                                                   PORTFOLIO++     PORTFOLIO+++     PORTFOLIO+++     PORTFOLIO+++     PORTFOLIO++++
                                                   -----------      -----------      -----------      -----------      -----------
INVESTMENT IN COMMON STOCK
Number of Shares ................................    1,346,922        1,457,408        2,136,199          622,582          900,117
Cost ............................................  $18,870,648      $33,180,288      $88,231,234      $10,169,621      $ 8,731,981

ASSETS:
Investments at market value .....................  $13,011,258      $33,156,028      $71,797,647      $ 9,033,668      $ 5,967,776
Dividends receivable                                         -                -                -                -                -

LIABILITIES:
Due to The Penn Mutual Life Insurance Company ...          714            2,138            4,499              566              360
Securities payable ..............................            -                -                -                -                -

                                                   -------------------------------------------------------------------------------
 NET ASSETS .....................................  $13,010,544      $33,153,890      $71,793,148      $ 9,033,102      $ 5,967,416
                                                   ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2001 (CON'T)

[RESTUBBED TABLE]

                                                                                                                        EMERGING
                                                                                                                     MARKETS EQUITY
                                                        BALANCED     EQUITY INCOME       GROWTH      ASSET MANAGER      (INT'L)
                                                       PORTFOLIO++    PORTFOLIO+++    PORTFOLIO+++   PORTFOLIO+++    PORTFOLIO++++
                                                      ------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:
Dividends                                             $    199,861    $    501,631    $     51,626    $    347,890    $          -
EXPENSE:
Mortality and expense risk charges                          94,504         263,425         555,898          71,169          51,003
                                                      ------------    ------------    ------------    ------------    ------------

Net investment income (loss)                               105,357         238,206        (504,272)        276,721         (51,003)
                                                      ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares                                                (15,659)        133,942         (60,072)        (38,826)        (17,537)
Long term capital gains distributions                    3,775,944       1,409,345       4,852,851         130,459               -
                                                      ------------    ------------    ------------    ------------    ------------

Net realized gains (losses) from investment
     transactions                                        3,760,285       1,543,287       4,792,779          91,633         (17,537)
Net change in unrealized appreciation (depreciation)
     of investments                                     (5,576,973)     (3,452,134)    (18,393,176)       (812,480)       (349,976)
                                                      ------------    ------------    ------------    ------------    ------------

Net realized and unrealized gains (losses) on
     investments                                        (1,816,688)     (1,908,847)    (13,600,397)       (720,847)       (367,513)
                                                      ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                  $ (1,711,331)   $ (1,670,641)   $(14,104,669)   $   (444,126)   $   (418,516)
                                                      ============================================================================

+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                      TOTAL                              MONEY MARKET FUND+
                                                        ---------------------------------        ----------------------------------
                                                             2001               2000                 2001                 2000
                                                        -------------       -------------        -------------        -------------
OPERATIONS:
     Net investment income (loss) ....................  $   7,640,886       $   8,079,670        $     804,514        $   1,277,803
     Net realized gains (losses) from
          investment transactions ....................     14,616,469          70,932,771                    -                    -
     Net change in unrealized appreciation
          (depreciation) of investments ..............    (68,906,433)       (108,806,508)                   -                    -
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................    (46,649,078)        (29,794,067)             804,514            1,277,803
                                                        -------------       -------------        -------------        -------------

VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................    174,047,357         163,013,093           48,869,987           53,629,090
     Death benefits ..................................     (1,220,303)           (984,067)             (32,632)              (5,674)
     Cost of insurance ...............................    (38,071,618)        (29,649,955)          (3,120,527)          (2,409,098)
     Net transfers ...................................    (11,924,019)         (9,620,773)         (38,767,629)         (48,784,381)
     Transfer of policy loans ........................      2,986,306           1,905,151              804,774              125,097
     Contract administration charges .................     (5,301,034)         (6,611,447)            (605,512)          (1,166,211)
     Surrender benefits ..............................    (17,148,800)        (12,810,176)          (2,663,910)            (631,047)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets resulting
     from variable life activities ...................    103,367,889         105,241,826            4,484,551              757,776
                                                        -------------       -------------        -------------        -------------
     Total increase (decrease) in net assets .........     56,718,811          75,447,759            5,289,065            2,035,579

NET ASSETS:
  Beginning of year ..................................    491,119,826         415,672,067           29,017,695           26,982,116
                                                        -------------       -------------        -------------        -------------
  END OF YEAR ........................................  $ 547,838,637       $ 491,119,826        $  34,306,760        $  29,017,695
                                                        =============       =============        =============        =============

                                                              High Yield Bond Fund+                     Growth Equity Fund+
                                                        ---------------------------------        ----------------------------------
                                                             2001               2000                 2001                2000
                                                        -------------       -------------        -------------        -------------
OPERATIONS:

     Net investment income (loss) ....................  $  1,150,411        $   1,803,716        $    (194,794)       $    (238,797)
     Net realized gains (losses) from
          investment transactions ....................         7,830               (6,401)            (194,312)          10,311,269
     Net change in unrealized appreciation
          (depreciation) of investments ..............      (578,276)          (2,222,318)          (7,386,589)         (19,405,180)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................       579,965             (425,003)          (7,775,695)          (9,332,708)
                                                        -------------       -------------        -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................     2,040,448            1,717,341            8,135,825            7,193,357
     Death benefits ..................................       (33,315)              (7,759)            (139,557)            (311,691)
     Cost of insurance ...............................      (806,905)            (546,707)          (1,995,470)          (1,827,908)
     Net transfers ...................................     3,407,699             (387,259)             992,016            3,106,041
     Transfer of policy loans ........................        65,473               39,629               90,943              161,832
     Contract administration charges .................       (73,656)             (78,386)            (291,529)            (378,504)
     Surrender benefits ..............................      (406,274)            (391,019)            (787,751)          (1,041,735)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable activities ........................     4,193,470              345,840            6,004,477            6,901,392
                                                        -------------       -------------        -------------        -------------
     Total increase (decrease)  in net assets ........     4,773,435              (79,163)          (1,771,218)          (2,431,316)

NET ASSETS:
  Beginning of year ..................................     9,273,803            9,352,966           27,019,654           29,450,970
                                                        -------------       -------------        -------------        -------------
  END OF YEAR ........................................  $ 14,047,238        $   9,273,803        $  25,248,436        $  27,019,654
                                                        ============        =============        =============        =============


PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

[RESTUBBED TABLE]
                                                                  QUALITY BOND FUND+
                                                          ----------------------------------
                                                               2001                 2000
                                                          -------------        -------------
OPERATIONS:
     Net investment income (loss) ....................    $   1,047,117        $     911,950
     Net realized gains (losses) from
          investment transactions ....................           84,465              181,942
     Net change in unrealized appreciation
          (depreciation) of investments ..............         (224,108)             (73,772)
                                                          -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................          907,474            1,020,120
                                                          -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................        3,964,224            1,703,421
     Death benefits ..................................          (24,480)              (1,681)
     Cost of insurance ...............................         (856,164)            (497,024)
     Net transfers ...................................          872,697            1,485,783
     Transfer of policy loans ........................           20,801                  786
     Contract administration charges .................          (94,449)             (79,499)
     Surrender benefits ..............................         (236,318)            (216,967)
                                                          -------------        -------------
Net increase (decrease) in net assets resulting
     from variable life activities ...................        3,646,311            2,394,819
                                                          -------------        -------------
     Total increase (decrease) in net assets .........        4,553,785            3,414,939
NET ASSETS:
  Beginning of year ..................................       11,824,321            8,409,382
                                                          -------------        -------------
  END OF YEAR ........................................    $  16,378,106        $  11,824,321
                                                          =============        =============
                                                                Large Cap Value Fund*+
                                                          ----------------------------------
                                                              2001                 2000
                                                          -------------        -------------
OPERATIONS:

     Net investment income (loss) ....................    $     964,504        $     566,643
     Net realized gains (losses) from
          investment transactions ....................          402,907           11,028,357
     Net change in unrealized appreciation
          (depreciation) of investments ..............       (2,796,688)          (7,432,472)
                                                          -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................       (1,429,277)           4,162,528
                                                          -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................        9,321,722            7,977,013
     Death benefits ..................................          (86,923)            (168,817)
     Cost of insurance ...............................       (2,903,093)          (2,157,497)
     Net transfers ...................................        1,944,567           (4,662,644)
     Transfer of policy loans ........................          259,885              136,451
     Contract administration charges .................         (329,814)            (317,191)
     Surrender benefits ..............................       (1,497,753)          (1,130,206)
                                                          -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable activities ........................        6,708,591             (322,891)
                                                          -------------        -------------
     Total increase (decrease)  in net assets ........        5,279,314            3,839,637
NET ASSETS:
  Beginning of year ..................................       42,830,182           38,990,545
                                                          -------------        -------------
  END OF YEAR ........................................    $  48,109,496        $  42,830,182
                                                          =============        =============
*  Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+  Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio
     and the Partners Portfolio, respectively. The effective date of the name change was May 1, 200.
   + INVESTMENT IN PENN SERIES FUNDS, INC.
  ++ INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
 +++ INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
     AND II
++++ INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                      B-20

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

[RESTUBBED TABLE]

                                                             FLEXIBLY MANAGED FUND+                  INTERNATIONAL EQUITY FUND+
                                                        ---------------------------------        ----------------------------------
                                                             2001               2000                 2001                2000
                                                        -------------       -------------        -------------        -------------
OPERATIONS:
     Net investment income (loss) ....................  $  2,485,083        $   3,552,114        $     348,058        $      12,075
     Net realized gains (losses) from
          investment transactions ....................     3,404,350            7,270,091             (416,606)           9,091,759
     Net change in unrealized appreciation
          (depreciation) of investments ..............       467,752              578,138          (11,622,617)         (16,503,978)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................     6,357,185           11,400,343          (11,691,165)          (7,400,144)
                                                        -------------       -------------        -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................    11,196,976           10,075,733            8,528,604            7,994,436
     Death benefits ..................................      (185,591)            (113,251)             (94,224)             (40,058)
     Cost of insurance ...............................    (4,407,530)          (3,453,835)          (2,338,611)          (2,083,723)
     Net transfers ...................................     4,036,861           (8,625,685)             (39,914)           6,605,716
     Transfer of policy loans ........................       503,215              153,918              242,230              169,003
     Contract administration charges .................      (458,521)            (375,461)            (299,449)            (388,537)
     Surrender benefits ..............................    (2,865,729)          (1,998,780)          (1,154,414)          (1,154,137)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable life activities ...................     7,819,681           (4,337,361)           4,844,222           11,102,700
                                                        -------------       -------------        -------------        -------------
     Total increase (decrease) in net assets .........    14,176,866            7,062,982           (6,846,943)           3,702,556

NET ASSETS:
  Beginning of year ..................................    66,149,926           59,086,944           37,797,915           34,095,359
                                                        -------------       -------------        -------------        -------------
  END OF YEAR ........................................  $ 80,326,792        $  66,149,926        $  30,950,972        $  37,797,915
                                                        ============        =============        =============        =============

                                                               LIMITED MATURITY                               INDEX 500
                                                                   BOND FUND++                                  FUND++
                                                        ---------------------------------        ----------------------------------
                                                             2001               2000                 2001                2000
                                                        -------------       -------------        -------------        -------------
OPERATIONS:

     Net investment income (loss) ....................  $    100,504        $     163,497        $     289,463        $     529,551
     Net realized gains (losses) from
          investment transactions ....................         3,539             (143,378)              38,688            6,701,512
     Net change in unrealized appreciation
          (depreciation) of investments ..............        12,205               89,794           (8,376,918)         (12,836,687)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................       116,248              109,913           (8,048,767)          (5,605,624)
                                                        -------------       -------------        -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................       475,352              329,289           23,717,135           21,301,626
     Death benefits ..................................       (45,008)              (1,669)            (125,823)            (111,858)
     Cost of insurance ...............................      (200,643)            (128,929)          (5,598,590)          (4,246,897)
     Net transfers ...................................     1,306,299               38,983            6,015,972            5,825,721
     Transfer of policy loans ........................         1,594                  119              122,881              141,983
     Contract administration charges .................       (12,623)             (13,455)            (806,896)          (1,242,752)
     Surrender benefits ..............................      (163,512)             (64,446)          (1,518,268)          (1,339,742)
                                                        -------------       -------------        -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable activities ........................     1,361,459              159,892           21,806,411           20,328,081
                                                        -------------       -------------        -------------        -------------
     Total increase (decrease)  in net assets ........     1,477,707              269,805           13,757,644           14,722,457

NET ASSETS:
  Beginning of year ..................................     1,847,370            1,577,565           57,984,218           43,261,761
                                                        -------------       -------------        -------------        -------------
  END OF YEAR ........................................  $  3,325,077        $   1,847,370        $  71,741,862        $  57,984,218
                                                        ============        =============        =============        =============

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

[RESTUBBED TABLE]

                                                             SMALL CAP VALUE FUND** +                   EMERGING GROWTH FUND+
                                                        ----------------------------------        ----------------------------------
                                                            2001                 2000                 2001                 2000
                                                        -------------        -------------        -------------        -------------
OPERATIONS:
     Net investment income (loss) ....................  $     251,492        $       6,407       $    (254,337)       $    (285,717)
     Net realized gains (losses) from
          investment transactions ....................        385,942            1,306,741             606,001           10,063,540
     Net change in unrealized appreciation
          (depreciation) of investments ..............      1,895,911               47,419          (6,025,527)         (24,354,484)
                                                        -------------        -------------       -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................      2,533,345            1,360,567          (5,673,863)         (14,576,661)
                                                        -------------        -------------       -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................      4,532,975            3,240,017          10,436,810           10,731,082
     Death benefits ..................................         (7,382)             (47,501)            (45,511)             (37,800)
     Cost of insurance ...............................     (1,277,888)            (718,277)         (2,762,414)          (2,455,941)
     Net transfers ...................................      1,957,716              686,706             464,121           12,928,769
     Transfer of policy loans ........................         87,839               28,506             278,876              436,205
     Contract administration charges .................       (190,677)            (130,060)           (470,791)            (643,613)
     Surrender benefits ..............................       (490,929)            (274,672)           (810,281)            (642,904)
                                                        -------------        -------------       -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable life activities ...................      4,611,654            2,784,719           7,090,810           20,315,798
                                                        -------------        -------------       -------------        -------------
     Total increase (decrease) in net assets .........      7,144,999            4,145,286           1,416,947            5,739,137

NET ASSETS:
  Beginning of year ..................................     14,516,063           10,370,777          35,254,409           29,515,272
                                                        -------------        -------------       -------------        -------------
  END OF YEAR ........................................  $  21,661,062        $  14,516,063       $  36,671,356        $  35,254,409
                                                        =============        =============       =============        =============

                                                                    MID CAP                                    MID CAP
                                                                  GROWTH FUND++                              VALUE FUND++
                                                        ----------------------------------        ----------------------------------
                                                            2001                 2000                 2001                 2000
                                                        -------------        -------------        -------------        -------------
OPERATIONS:

     Net investment income (loss) ....................  $    (114,822)       $     (93,061)      $     698,684        $      26,877
     Net realized gains (losses) from
          investment transactions ....................        (23,753)           3,708,736             146,971              539,225
     Net change in unrealized appreciation
          (depreciation) of investments ..............     (4,258,334)          (5,417,829)         (1,428,505)           1,976,653
                                                        -------------        -------------       -------------        -------------
Net increase (decrease) in net assets
          resulting from operations ..................     (4,396,909)          (1,802,154)           (582,850)           2,542,755
                                                        -------------        -------------       -------------        -------------
VARIABLE LIFE ACTIVITIES:
    Purchase payments ................................      4,842,952            2,636,786           3,733,075            3,264,602
     Death benefits ..................................         (3,179)                (739)            (92,242)             (13,687)
     Cost of insurance ...............................     (1,007,995)            (627,524)         (1,106,510)            (841,014)
     Net transfers ...................................      2,344,255            5,109,036             665,219           (2,360,371)
     Transfer of policy loans ........................         60,561               40,949              35,419               20,167
     Contract administration charges .................       (218,216)             (99,928)           (142,439)            (134,572)
     Surrender benefits ..............................       (396,884)            (428,026)           (443,528)            (249,963)
                                                        -------------        -------------       -------------        -------------
Net increase (decrease) in net assets  resulting
     from variable activities ........................      5,621,494            6,630,554           2,648,994             (314,838)
                                                        -------------        -------------       -------------        -------------
     Total increase (decrease)  in net assets ........      1,224,585            4,828,400           2,066,144            2,227,917

NET ASSETS:
  Beginning of year ..................................     13,839,860            9,011,460          14,982,791           12,754,874
                                                        -------------        -------------       -------------        -------------
  END OF YEAR ........................................  $  15,064,445        $  13,839,860       $  17,048,935        $  14,982,791
                                                        =============        =============       =============        =============





   The accompanying notes are an integral part of these financial statements.
                                      B-21

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (Con't)

                                                         BALANCED                 EQUITY INCOME                  GROWTH
                                                        PORTFOLIO++                PORTFOLIO+++                PORTFOLIO+++
                                              ---------------------------  ---------------------------  ---------------------------
                                                  2001            2000          2001           2000         2001          2000
                                              ------------   ------------  ------------   ------------  ------------   ------------
OPERATIONS:
     Net investment income (loss) ............$    105,357   $     66,745  $    238,206   $    212,456  $   (504,272)  $   (523,354)
     Net realized gains (losses) from
          investment transactions ............   3,760,285      1,223,339     1,543,287      1,620,368     4,792,779      6,595,919
     Net change in unrealized appreciation ...
          (depreciation) of investments ......  (5,576,973)    (2,289,480)   (3,452,134)       182,081   (18,393,176)   (16,090,109)
                                              ------------   ------------  ------------   ------------  ------------   ------------
Net increase (decrease) in net assets
          resulting from operations ..........  (1,711,331)      (999,396)   (1,670,641)     2,014,905   (14,104,669)   (10,017,544)
                                              ------------   ------------  ------------   ------------  ------------   ------------

VARIABLE LIFE ACTIVITIES:
    Purchase payments ........................   4,090,304      2,756,221     6,739,226      6,288,691    19,396,165     18,088,039
     Death benefits ..........................     (14,612)       (10,286)      (70,547)       (27,020)      (92,883)       (48,076)
     Cost of insurance .......................  (1,027,103)      (683,731)   (2,217,346)    (1,697,851)   (5,266,432)    (4,294,760)
     Net transfers ...........................     543,165      2,951,906       995,467     (1,786,635)    1,026,082     14,996,317
     Transfer of policy loans ................     109,595         42,491        77,922         50,995       176,857        302,921
     Contract administration charges .........    (158,736)      (123,821)     (214,598)      (247,106)     (792,664)      (997,342)
     Surrender benefits ......................    (352,684)      (335,494)     (852,674)      (845,284)   (2,087,693)    (1,773,188)
                                              ------------   ------------  ------------   ------------  ------------   ------------
Net increase in net assets  resulting
     from variable activities ................   3,189,929      4,597,286     4,457,450      1,735,790    12,359,432     26,273,911
                                              ------------   ------------  ------------   ------------  ------------   ------------
     Total increase in net assets ............   1,478,598      3,597,890     2,786,809      3,750,695    (1,745,237)    16,256,367
NET ASSETS:
  Beginning of year ..........................  11,531,946      7,934,056    30,367,081     26,616,386    73,538,385     57,282,018
                                              ------------   ------------  ------------   ------------  ------------   ------------
  END OF YEAR ................................$ 13,010,544   $ 11,531,946  $ 33,153,890   $ 30,367,081  $ 71,793,148   $ 73,538,385
                                              ============   ============  ============   ============  ============   ============

                                                     ASSET MANAGER           EMERGING MARKETS EQUITY
                                                      PORTFOLIO+++            (INT'L) PORTFOLIO++++
                                              ---------------------------  ---------------------------
                                                  2001            2000          2001           2000
                                              ------------   ------------  ------------   ------------
OPERATIONS:
    Net investment income (loss) .............$   276,721    $   138,301   $   (51,003)   $   (47,536)
    Net realized gains (losses) from
         investment transactions .............     91,633        457,860       (17,537)       981,892
    Net change in unrealized appreciation
         (depreciation) of investments .......   (812,480)      (964,424)     (349,976)    (4,089,860)
                                              -----------    -----------   -----------    -----------
Net increase (decrease) in net assets
         resulting from operations ...........   (444,126)      (368,263)     (418,516)    (3,155,504)
                                              -----------    -----------   -----------    -----------

VARIABLE LIFE ACTIVITIES:
    Purchase payments ........................   2,196,633      1,809,794     1,828,944      2,276,555
    Death benefits ...........................    (99,048)       (30,815)      (27,346)        (5,685)
    Cost of insurance ........................   (686,545)      (542,133)     (491,852)      (437,106)
    Net transfers ............................    597,510      1,017,089      (286,122)     2,234,135
    Transfer of policy loans .................     10,432          6,797        37,009         47,302
    Contract administration charges ..........    (60,611)       (82,521)      (79,853)      (112,488)
    Surrender benefits .......................   (232,568)      (225,325)     (187,630)       (67,241)
                                              -----------    -----------   -----------    -----------
Net increase in net assets  resulting
    from variable activities .................  1,725,803      1,952,886       793,150      3,935,472
                                              -----------    -----------   -----------    -----------
    Total increase (decrease) in net assets ..  1,281,677      1,584,623       374,634        779,968
NET ASSETS:
  Beginning of year ..........................  7,751,425      6,166,802     5,592,782      4,812,814
                                              -----------    -----------   -----------    -----------
  END OF YEAR ................................$ 9,033,102    $ 7,751,425   $ 5,967,416    $ 5,592,782
                                              ===========    ===========   ===========    ===========
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
++++ INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - December 31, 2001

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:

         GENERAL - Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VULII, Cornerstone VULIII, Cornerstone VULIV, Variable Estate Max and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. Under applicable insurance law, the assets and liabilities of Account I are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account I's assets applicable to the variable life contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2001 and the reported amounts from operations and variable life activities during 2001 and 2000. Actual results could differ from those estimates.

         INVESTMENTS - Assets of Account I are invested into sub-accounts, which invest in the shares of Penn Series Funds, Inc. (Penn Series, an affiliated of Penn Mutual): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds; Neuberger Berman Advisers Management Trust (AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager Portfolios; and The Universal Institutional Funds, Inc. (Morgan Stanley): Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and gains on realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

         ASSET TRANSFER - On May 1, 2000, as a result of the re-organization of investment options available under the life contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

SUB-ACCOUNT                         PREVIOUS INVESTMENT OF OLD FUND         NEW INVESTMENT OF NEW FUND
-----------                         -------------------------------         --------------------------

Limited Maturity Bond Fund                    $ 1,552,472                          $ 1,552,472
Index 500 Fund                                 53,125,341                           53,125,341
Mid Cap Growth Fund                            10,115,721                           10,115,721
Mid Cap Value Fund                             12,598,000                           12,598,000


The disposition resulted in realized gains (losses) of $(170,499), $6,413,483, $3,426,845 and $(2,156,152) in the Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

         FEDERAL INCOME TAXES - The operations of Account I are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provision of the Internal Revenue Code (IRC). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account I to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to Account I for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.


NOTE 2. PURCHASES AND SALES OF INVESTMENTS

         The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the period ended December 31, 2001:

                                                     PURCHASES          SALES
                                                     ---------          -----
Money Market Fund ................................  $96,406,341     $89,312,483
Quality Bond Fund ................................   10,747,221       5,971,731
High Yield Bond Fund .............................    7,205,654       1,855,508
Growth Equity Fund ...............................   10,053,691       4,441,940
Large Cap Value Fund .............................   13,106,339       4,937,347
Flexibly Managed Fund ............................   20,581,712       6,886,969
International Equity Fund ........................   41,575,315      36,808,498
Small Cap Value Fund .............................    8,443,993       3,197,141
Emerging Growth Fund .............................   12,660,370       5,222,196
Limited Maturity Bond Fund .......................    2,234,288         769,113
Index 500 Fund ...................................   29,486,279       7,345,315
Mid Cap Growth Fund ..............................    7,534,774       2,046,250
Mid Cap Value Fund ...............................    5,956,813       2,453,877
Balanced Portfolio ...............................    9,172,762       2,181,302
Equity Income Portfolio ..........................   22,185,510      15,959,727
Growth Portfolio .................................   34,146,247      17,508,278
Asset Manager Portfolio ..........................    4,307,582       2,214,749
Emerging Markets Equity (Int'l) Portfolio ........    1,988,557       1,264,414

NOTE 3. CONTRACT CHARGES

Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

        Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate of 0.90% of the average value of Cornerstone VUL II; Cornerstone VUL III is determined daily at a current annual rate of 0.45% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL III; Cornerstone VUL IV is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL IV; Variable Estate Max is determined daily at a current annual rate of 0.90% of the average value of Variable Estate Max; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder. Cornerstone VUL IV expenses are paid through redemption of unit and not a reduction in unit value.

        For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV and Variable Estate Max policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

        For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed. If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Cornerstone VUL III policy is surrendered within the first 16 years, or a Variable Estate Max policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

NOTE 4. UNIT VALUES

     As of December 31, 2001, the accumulation units and accumulation unit values are as follows:

VARIABLE LIFE CONTRACTS:                    ACCUMULATION   ACCUMULATION
                                               UNITS        UNIT VALUE
                                               -----        ----------
MONEY MARKET FUND
Cornerstone VUL                               231,721         $13.94
Cornerstone VUL II                            638,934         $13.03
Cornerstone VUL III                           749,083         $11.13
Cornerstone VUL IV                            565,927         $10.27
Variable Estate Max                           450,892         $13.05
Momentum Builder                              142,515         $19.18

QUALITY BOND FUND
Cornerstone VUL                               156,338         $17.02
Cornerstone VUL II/Variable Estate Max        504,974         $15.93
Cornerstone VUL III                           255,943         $12.06
Cornerstone VUL IV                            217,980         $10.51
Momentum Builder                               10,135         $29.20

HIGH YIELD BOND FUND
Cornerstone VUL                               156,645         $16.52
Cornerstone VUL II/Variable Estate Max        609,705         $15.01
Cornerstone VUL III                           117,207         $10.17
Cornerstone VUL IV                             47,448         $10.06
Momentum Builder                               22,219         $28.62

GROWTH EQUITY FUND
Cornerstone VUL                               295,242         $20.28
Cornerstone VUL II/Variable Estate Max        688,986         $17.50
Cornerstone VUL III                           827,340          $6.42
Cornerstone VUL IV                            147,277          $9.26
Momentum Builder                               19,000         $27.81

LARGE CAP VALUE FUND
Cornerstone VUL                               388,714         $26.10
Cornerstone VUL II/Variable Estate Max      1,425,320         $21.33
Cornerstone VUL III                           569,335          $9.98
Cornerstone VUL IV                            163,160         $10.19
Momentum Builder                                5,082         $43.09

FLEXIBLY MANAGED FUND
Cornerstone VUL                               912,168         $27.16
Cornerstone VUL II/Variable Estate Max      2,129,858         $22.03
Cornerstone VUL III                           442,307         $13.18
Cornerstone VUL IV                            253,327         $10.77
Momentum Builder                                1,661         $50.73

VARIABLE LIFE CONTRACTS:                    ACCUMULATION   ACCUMULATION
                                               UNITS        UNIT VALUE
                                               -----        ----------
LIMITED MATURITY BOND FUND
Cornerstone VUL                              13,581          $14.43
Cornerstone VUL II/Variable Estate Max      151,614          $13.59
Cornerstone VUL III                          82,943          $11.43
Cornerstone VUL IV                           11,585          $10.41

INDEX 500 FUND
Cornerstone VUL                             321,101          $14.63
Cornerstone VUL II/Variable Estate Max    2,759,665          $14.53
Cornerstone VUL III                       2,739,704           $8.22
Cornerstone VUL IV                          448,755           $9.89

MID CAP GROWTH FUND
Cornerstone VUL                             234,019          $13.78
Cornerstone VUL II/Variable Estate Max      651,655          $11.52
Cornerstone VUL III                         537,626           $6.22
Cornerstone VUL IV                          101,523           $9.75

MID CAP VALUE FUND
Cornerstone VUL                              93,893          $15.92
Cornerstone VUL II/Variable Estate Max      788,309          $15.82
Cornerstone VUL III                         208,111          $10.84
Cornerstone VUL IV                           79,944          $10.43

BALANCED PORTFOLIO
Cornerstone VUL                             135,375          $19.14
Cornerstone VUL II/Variable Estate Max      343,781          $17.02
Cornerstone VUL III                         372,580          $10.32
Cornerstone VUL IV                           73,958          $10.04

EQUITY INCOME PORTFOLIO
Cornerstone VUL                             189,597          $20.47
Cornerstone VUL II/Variable Estate Max    1,169,036          $20.27
Cornerstone VUL III                         438,930           $9.41
Cornerstone VUL IV                          143,305          $10.10

GROWTH PORTFOLIO
Cornerstone VUL                             408,216          $23.60
Cornerstone VUL II/Variable Estate Max    1,962,530          $23.36
Cornerstone VUL III                       1,626,063           $8.30
Cornerstone VUL IV                          288,434           $9.80

VARIABLE LIFE CONTRACTS:                  ACCUMULATION   ACCUMULATION
                                             UNITS        UNIT VALUE
                                             -----        ----------
INTERNATIONAL EQUITY FUND
Cornerstone VUL                             443,651         $16.20
Cornerstone VUL II/Variable Estate Max    1,281,067         $14.02
Cornerstone VUL III                         669,349          $7.72
Cornerstone VUL IV                           71,662          $8.89

SMALL CAP VALUE FUND
Cornerstone VUL                             119,536         $18.79
Cornerstone VUL II/Variable Estate Max      750,587         $18.60
Cornerstone VUL III                         350,207         $12.10
Cornerstone VUL IV                          109,850         $11.09

EMERGING GROWTH FUND
Cornerstone VUL                             130,838         $31.27
Cornerstone VUL II/Variable Estate Max      697,145         $31.05
Cornerstone VUL III                         978,483         $10.13
Cornerstone VUL IV                           92,563         $11.05

ASSET MANAGER PORTFOLIO
Cornerstone VUL                            58,018          $17.42
Cornerstone VUL II/Variable Estate Max    339,254          $17.25
Cornerstone VUL III                       209,999           $9.37
Cornerstone VUL IV                         19,990          $10.22

EMERGING MARKETS EQUITY (INT'L) PORTFOLIO
Cornerstone VUL                            90,490           $7.37
Cornerstone VUL II/Variable Estate Max    451,827           $7.32
Cornerstone VUL III                       234,063           $7.76
Cornerstone VUL IV                         17,959           $9.84

         As of December 31, 2000, the accumulation units and accumulation unit values are as follows:

VARIABLE LIFE CONTRACTS:                  ACCUMULATION   ACCUMULATION
                                             UNITS        UNIT VALUE
                                             -----        ----------
MONEY MARKET FUND
Cornerstone VUL                             211,484         $13.51
Cornerstone VUL II                          539,237         $12.65
Cornerstone VUL III                       1,163,294         $10.75
Variable Estate Max                         329,864         $12.66
Momentum Builder                            143,218         $18.56

QUALITY BOND FUND
Cornerstone VUL                             145,614         $15.74
Cornerstone VUL II/Variable Estate Max      548,077         $14.75
Cornerstone VUL III                         105,218         $11.13
Momentum Builder                             10,167         $26.99


HIGH YIELD BOND FUND
Cornerstone VUL                             168,607         $15.57
Cornerstone VUL II/Variable Estate Max      381,881         $14.17
Cornerstone VUL III                          66,627          $9.56
Momentum Builder                             22,329         $26.94

GROWTH EQUITY FUND
Cornerstone VUL                             306,998         $27.37
Cornerstone VUL II/Variable Estate Max      597,100         $23.65
Cornerstone VUL III                         421,672          $8.63
Momentum Builder                             22,720         $37.50

LARGE CAP VALUE FUND
Cornerstone VUL                             404,167         $26.94
Cornerstone VUL II/Variable Estate        1,296,627         $22.05
Cornerstone VUL III                         303,841         $10.27
Momentum Builder                              5,101         $44.44

VARIABLE LIFE CONTRACTS:                  ACCUMULATION   ACCUMULATION
                                             UNITS        UNIT VALUE
                                             -----        ----------
LIMITED MATURITY BOND FUND
Cornerstone VUL                              10,103          $13.63
Cornerstone VUL II/Variable Estate  Max     108,827          $12.86
Cornerstone VUL III                          28,750          $10.77

INDEX 500 FUND
Cornerstone VUL                             291,235          $16.75
Cornerstone VUL II/Variable Estate Max    2,365,050          $16.66
Cornerstone VUL III                       1,462,595           $9.38


MID CAP GROWTH FUND
Cornerstone VUL                             218,539          $19.31
Cornerstone VUL II/Variable Estate Max      478,954          $16.17
Cornerstone VUL III                         216,134           $8.70

MID CAP VALUE FUND
Cornerstone VUL                              87,088          $16.57
Cornerstone VUL II/Variable Estate Max      729,053          $16.48
Cornerstone VUL III                         135,503          $11.25

BALANCED PORTFOLIO
Cornerstone VUL                             137,731          $22.26
Cornerstone VUL II/Variable Estate Max      310,765          $19.82
Cornerstone VUL III                         192,958          $11.96

EQUITY-INCOME PORTFOLIO
Cornerstone VUL                             185,635          $21.70
Cornerstone VUL II/Variable Estate Max    1,080,914          $21.52
Cornerstone VUL III                         309,504           $9.94

INTERNATIONAL EQUITY FUND
Cornerstone VUL                             479,609         $22.71
Cornerstone VUL II/Variable Estate Max    1,141,769         $19.68
Cornerstone VUL III                         411,015         $10.79

SMALL CAP VALUE FUND
Cornerstone VUL                              90,309         $16.21
Cornerstone VUL II/Variable Estate Max      689,089         $16.08
Cornerstone VUL III                         189,666         $10.41

EMERGING GROWTH FUND
Cornerstone VUL                             137,532         $37.44
Cornerstone VUL II/Variable Estate Max      597,748         $37.23
Cornerstone VUL III                         649,542         $12.09

ASSET MANAGER PORTFOLIO
Cornerstone VUL                            61,608          $18.30
Cornerstone VUL II/Variable Estate Max    300,503          $18.14
Cornerstone VUL III                       119,415           $9.81

EMERGING MARKETS EQUITY (INT'L) PORTFOLIO
Cornerstone VUL                            89,392           $7.95
Cornerstone VUL II/Variable Estate Max    434,573           $7.90
Cornerstone VUL III                       173,804           $8.33

NOTE 5. FINANCIAL HIGHLIGHTS

        Account I is a funding vehicle for a number of variable life products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

         The following table was developed by determining which products offered within Account I have the lowest and highest total return. Only product designs within each sub-account that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account I as contract owners may not have selected all available and applicable contract options.

                                        AT DECEMBER 31, 2001                          FOR THE YEAR ENDED DECEMBER 31, 2001
                               ----------------------------------------     -------------------------------------------------------
                               UNITS                         NET ASSETS        INVESTMENT      EXPENSE RATIO
                               (000S)     UNIT FAIR VALUE      (000S)       INCOME RATIO (%)*      (%)**       TOTAL RETURN (%)***
                               ----------------------------------------     -------------------------------------------------------
Money Market Fund              2,779      10.27 to 19.18       34,307             3.90%        0.45 to 0.90        2.74  to   3.52
Quality Bond Fund              1,145      10.51 to 29.20       16,378             5.51%        0.45 to 0.90        5.14  to   8.42
High Yield Bond Fund             953      10.06 to 28.62       14,048             9.97%        0.45 to 0.90        0.58  to   6.44
Growth Equity Fund             1,978       6.42 to 27.81       25,248             0.03%        0.45 to 0.90      (26.01) to  (8.79)
Large Cap Value Fund           2,552       9.98 to 43.09       48,109             1.37%        0.45 to 0.90       (3.27) to   1.89
Flexibly Managed Fund          3,739      10.77 to 50.73       80,327             2.91%        0.45 to 0.90        7.67  to   9.79
International Equity Fund      2,466       7.72 to 16.20       30,951             1.93%        0.45 to 0.90      (28.77) to (11.14)
Small Cap Fund                 1,330      11.09 to 18.79       21,661             0.10%        0.45 to 0.90       10.89  to  16.22
Emerging Growth Fund           1,899      10.13 to 31.27       36,671               -          0.45 to 0.90      (16.59) to  10.48
Limited Maturity Fund            260      10.41 to 14.43        3,325             4.56%        0.45 to 0.90        4.07  to   6.16
Index 500 Fund                 6,269       8.22 to 14.63       71,742             1.28%        0.45 to 0.90      (12.77) to  (1.09)
Mid Cap Growth Fund            1,525       6.22 to 13.78       15,064               -          0.45 to 0.90      (28.76) to  (2.48)
Mid Cap Value Fund             1,170      10.43 to 15.92       17,049             0.71%        0.45 to 0.90       (4.03) to   4.27
Balanced Portfolio               925      10.04 to 19.14       13,011             1.68%        0.45 to 0.90      (14.14) to   0.42
Equity Income Portfolio        1,941       9.41 to 20.47       33,154             1.61%        0.45 to 0.90       (5.38) to   0.98
Growth Equity Portfolio        4,285       8.30 to 23.60       71,793             0.07%        0.45 to 0.90      (18.39) to  (2.01)
Asset Manager Portfolio          627       9.37 to 17.42        9,033             3.91%        0.45 to 0.90       (4.95) to   2.18
Emerging Markets Equity          794       7.32 to  9.83        5,967               -          0.45 to 0.90       (7.33) to  (1.63)
 (Int'l) Portfolio

* These ratio represent the dividends, excluding distributions of capital gains, received by the underlying sub-accounts within Account I, net of management fees and expenses assessed by the fund manager, divided by the average assets of the respective sub-accounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying funds in which the sub-accounts invest.

** These ratios represent the annualized contract expenses of the sub-account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying sub-account are excluded, as in Cornerstone VUL IV (which would have an expense ratio of 0.002 since all contract charges are assessed through a reduction in units held.

*** These ratios represent the total return for the period indicated, including changes in the value of the underlying sub-account, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated through the end of the reporting period.

                          INDEPENDENT AUDITOR'S REPORT



The Penn Mutual Life Insurance Company and Contract
   Owners of Penn Mutual Variable Life Account I


We have audited the statement of assets and liabilities of the Penn Mutual Variable Life Account I comprising the Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, International Equity Fund, Small Cap Value Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio and Emerging Markets Equity (Int'l) Portfolio (collectively, the "Subaccounts") as of December 31, 2001 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Penn Mutual Variable Life Account I as of December 31, 2001, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
April 5, 2002

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
--------------------------------------------------------------------------------

AS OF DECEMBER 31,                                      2001           2000
--------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS

Debt securities, at fair value                     $ 4,674,275      $ 4,760,084
Equity securities, at fair value                        38,423            4,132
Mortgage loans on real estate                            6,211           17,528
Real estate, net of accumulated depreciation            17,753           18,641
Policy loans                                           670,471          652,564
Short-term investments                                  28,474            5,146
Other invested assets                                  164,898          192,209
                                                   -----------      -----------
         TOTAL INVESTMENTS                           5,600,505        5,650,304

Cash and cash equivalents                               49,358           21,384
Investment income due and accrued                       94,700           93,761
Deferred acquisition costs                             537,912          535,237
Amounts recoverable from reinsurers                    272,887          244,003
Broker/dealer receivables                            1,610,159        1,321,752
Other assets                                           136,446          133,303
Separate account assets                              2,530,600        2,708,272
                                                   -----------      -----------
        TOTAL ASSETS                               $10,832,567      $10,708,016
                                                   ===========      ===========
LIABILITIES

Reserves for future policy benefits                $ 2,699,938      $ 2,715,110
Other policyholder funds                             2,445,907        2,584,826
Policyholders' dividends payable                       28,072           28,422
Broker/dealer payables                               1,197,614          913,483
Accrued income tax payable                              96,794           78,790
Other liabilities                                      486,842          458,137
Separate account liabilities                         2,530,600        2,708,272
                                                   -----------      -----------
        TOTAL LIABILITIES                            9,485,767        9,487,040
                                                   -----------      -----------
EQUITY

Retained earnings                                    1,259,068        1,162,394
Accumulated other comprehensive income -
     unrealized gains on investments                    87,732           58,582
                                                   -----------      -----------
        TOTAL EQUITY                                 1,346,800        1,220,976
                                                   -----------      -----------
            TOTAL LIABILITIES AND EQUITY           $10,832,567      $10,708,016
                                                   ===========      ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------------------------------------------
                            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                         CONSOLIDATED INCOME STATEMENTS
-------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                     2001                  2000                  1999
--------------------------------------------------------------------------------------------------------------------------
REVENUES

Premium and annuity considerations                               $   117,021           $   129,158           $   130,516
Policy fee income                                                    149,186               146,200               131,709
Net investment income                                                422,918               449,021               431,222
Net realized capital  (losses)/gains                                  (7,622)               (8,256)                  803
Broker/dealer fees and commissions                                   361,657               478,321               395,483
Other income                                                          22,571                26,825                24,895
                                                                 -----------           -----------           -----------

TOTAL REVENUE                                                      1,065,731             1,221,269             1,114,628
                                                                 -----------           -----------           -----------
BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                     409,209               409,207               429,791
Policyholder dividends                                                57,155                56,846                56,603
Decrease in reserves for future policy benefits                      (47,191)              (42,184)              (54,080)
General expenses                                                     245,362               270,328               238,603
Broker/dealer sales expense                                          202,370               258,340               216,712
Amortization of deferred acquisition costs                            56,105                72,495                52,668
                                                                 -----------           -----------           -----------
TOTAL BENEFITS AND EXPENSES                                          923,010             1,025,032               940,297
                                                                 -----------           -----------           -----------
INCOME FROM CONTINUING
OPERATIONS BEFORE  INCOME TAXES                                      142,721               196,237               174,331
                                                                 -----------           -----------           -----------
Income taxes:
   Current                                                            44,567                49,503                45,928
   Deferred                                                            2,544                 8,238                20,396
                                                                 -----------           -----------           -----------
INCOME TAX EXPENSE                                                    47,111                57,741                66,324
                                                                 -----------           -----------           -----------
INCOME FROM CONTINUING OPERATIONS                                     95,610               138,496               108,007
                                                                 -----------           -----------           -----------
DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $567, $104, and $(2,137))                 1,064                   194                (3,968)

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                             -                     -               (24,480)
                                                                 -----------           -----------           -----------
          NET INCOME                                             $    96,674           $   138,690           $    79,559
                                                                 ===========           ===========           ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------------------------------------------------
                              THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                     CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
-------------------------------------------------------------------------------------------------------------------------------

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE            RETAINED              TOTAL
                                                                     INCOME/(LOSS)            EARNINGS             EQUITY
-------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

BALANCE AT JANUARY 1, 1999                                   $   197,139                $   944,145               $ 1,141,284

Net income for 1999                                                    -                     79,559                    79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of securities,
    net of reclassification adjustments                         (230,537)                         -                  (230,537)
                                                                                                                  -----------
Comprehensive Loss                                                                                                   (150,978)
                                                             -----------                -----------               -----------
BALANCE AT DECEMBER 31, 1999                                     (33,398)                 1,023,704                   990,306

Net income for 2000                                                    -                    138,690                   138,690
Other comprehensive income, net of tax
        Unrealized appreciation of securities,
        net of reclassification adjustments                       91,980                          -                    91,980
                                                                                                                  -----------
Comprehensive Income                                                                                                  230,670
                                                             -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2000                                      58,582                  1,162,394                 1,220,976

Net income for 2001                                                                          96,674                    96,674
Other comprehensive income, net of tax
   Unrealized appreciation of securities,
   net of reclassification adjustments                            29,150                          -                    29,150
                                                                                                                  -----------
Comprehensive Income                                                                                                  125,824
                                                             -----------                -----------               -----------
BALANCE AT DECEMBER 31, 2001                                 $    87,732                $ 1,259,068               $ 1,346,800
                                                             ===========                ===========               ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------------------
                                THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                          CONSOLIDATED STATEMENTS OF CASH FLOWS
---------------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                      2001             2000             1999
---------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
                     CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                       $    96,674       $   138,690       $    79,559
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of acquisition costs                                                (81,488)          (92,100)          (78,644)
  Amortization of deferred acquisition costs                                          56,105            72,495            52,668
  Policy fees on universal life and investment contracts                             (84,662)          (82,557)          (80,456)
  Interest credited on universal life and investment contracts                       125,601           130,473           132,213
  Depreciation and amortization                                                         (658)            4,440             6,294
  Net realized capital losses/(gains)                                                  7,622             8,256              (803)
  Net realized loss on sale of discontinued operations                                     -                 -            37,661
  (Increase)/decrease in investment income due and accrued                              (939)           (4,507)           14,954
  (Increase) in amounts recoverable from reinsurers                                  (28,884)          (23,156)          (18,419)
  (Decrease) in reserves for future policy benefits                                  (15,172)          (20,499)          (25,710)
  Increase/(decrease) in accrued income tax payable                                    2,350            (2,684)           13,222
  Other, net                                                                          15,952           (15,259)           (4,142)
                                                                                 -----------       -----------       -----------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                                        92,501           113,592           128,397
                                                                                 -----------       -----------       -----------
                     CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                               1,560,313         2,310,160         1,624,576
  Equity securities                                                                   36,388            39,963            12,003
  Real estate                                                                              -               366               853
  Other                                                                                1,658               376             3,884

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                                 245,517           335,882           415,888
  Mortgage loans                                                                      11,287             7,949            17,596
  Other                                                                               11,528             6,768             3,963

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                              (1,603,699)       (2,541,312)       (1,752,394)
  Equity securities                                                                  (71,112)          (36,824)          (12,097)
  Real estate                                                                            (23)              (97)           (1,366)
  Other                                                                              (27,219)          (41,109)          (39,139)


Change in policy loans, net                                                          (17,907)          (10,144)           (4,044)
(Increase)/decrease in short-term investments, net                                   (23,328)            1,788            (5,910)
Purchases of furniture and equipment, net                                            (15,529)           (9,629)          (10,900)
Sale of discontinued operations                                                            -                 -          (160,332)
                                                                                 -----------       -----------       -----------
     NET CASH PROVIDED BY INVESTING ACTIVITIES                                       107,874            64,137            92,581
                                                                                 -----------       -----------       -----------

                                  - CONTINUED -

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                       4

-------------------------------------------------------------------------------------------------------------------------
                              THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                 CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
-------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                              2001             2000              1999
-------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                   CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                      $ 629,427          $ 643,805        $ 605,568
Withdrawals from universal life and investment contracts                   (704,560)          (747,843)        (641,296)
Transfers to separate accounts                                             (101,281)           (67,992)        (146,981)
Issuance/(repayment) of debt                                                  8,289           (110,750)         167,228
(Increase)/decrease in net broker dealer receivables                         (4,276)            88,954         (192,484)
                                                                          ---------          ---------        ---------

     NET CASH USED BY FINANCING ACTIVITIES                                 (172,401)          (193,826)        (207,965)
                                                                          ---------          ---------        ---------

     NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                    27,974            (16,097)          13,013

CASH AND CASH EQUIVALENTS
     Beginning of the year                                                   21,384             37,481           24,468
                                                                          ---------          ---------        ---------
     END OF THE YEAR                                                      $  49,358          $  21,384        $  37,481
                                                                          =========          =========        =========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                       5

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
----------------------------------------------

ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended, standardizes the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS 133 requires that all derivative instruments be carried at fair value. Upon adoption, the provisions of SFAS No. 133 were applied prospectively. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 did not have a material effect on the Company's financial condition or results of operations.

During 2001, the Company adopted EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," which applies to interests in securitized financial assets of less than high credit quality. EITF 99-20 requires that income be recognized using the effective yield method based upon estimated cash flows. The effective yield is recalculated when there is an adverse or favorable change in estimated cash flows and the impact is applied prospectively to income over the remaining life of the security. When there has been an adverse change in estimated cash flows and the fair value of the security is less than the carrying value, the security is deemed other-than-temporarily impaired and is written down to fair value. The initial adoption of EITF 99-20 did not have a material effect on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 141 "Business Combinations" and SFAS No. 142, "Goodwill and Intangible Assets." SFAS No. 141, among other things, changes the criteria to recognize intangible assets apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized but rather be tested at least annually for impairment. Intangible assets with finite useful lives will continue to be amortized over their useful lives. SFAS Nos. 141 and 142 are effective for the Company on January 1, 2002. The adoption of these standards is not expected to have a. material effect on the Company's financial condition or results of operations.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage and asset-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Income on debt securities is recognized using the effective yield method. For loan and asset-backed securities of high credit quality, changes in expected cash flows are recognized on the retrospective adjustment method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for loan and asset-backed and structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

DERIVATIVES
The Company utilizes various financial instruments, such as interest rate swaps and financial futures to hedge against interest rate fluctuation. These derivatives are carried at fair value and are classified in other invested assets in the Consolidated Balance Sheet. The Company's derivative transactions have been designated and have qualified as fair value hedges. Changes in both the fair value of the derivative and the fair value of the hedged item attributable to the hedged risk are recognized currently as realized gains or losses with the change in the fair value of the hedged item also recognized as an adjustment to its cost basis. During 2001, the Company used Treasury Note futures and interest rate swaps as fair value hedging instruments to manage interest rate exposure related to investments in debt securities. The Company recognized a realized gain of $208 in 2001 related to the ineffectiveness of its derivative transactions.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

OTHER ASSETS
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $60,248 and $55,884 at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $9,991, $8,835, and $8,441 for the years ended December 31, 2001, 2000 and 1999 respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $15,493 and $15,999 at December 31, 2001 and 2000, respectively. Goodwill amortization was $506, $1,229, and $1,008 for 2001, 2000 and 1999 respectively.

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2001, participating insurance expressed as a percentage of insurance in force is 93%, and as a percentage of premium income is 91%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2001.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

2.  INVESTMENTS:
----------------

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $41,265 and $16,366 as of December 31, 2001 and 2000, respectively.

                                                                          DECEMBER 31, 2001
                                                   ----------------------------------------------------------------
                                                                         GROSS            GROSS
                                                      AMORTIZED       UNREALIZED       UNREALIZED         FAIR
                                                        COST             GAINS           LOSSES           VALUE
                                                   ----------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities               $  158,696       $    8,516             $  -       $  167,212
Foreign governments                                     19,954            2,259                -           22,213
Corporate securities                                 2,473,923          108,753           61,523        2,521,153
Mortgage and other asset-backed securities           1,866,830          101,748            4,996        1,963,582
                                                    ----------       ----------       ----------       ----------
     Total bonds                                     4,519,403          221,276           66,519        4,674,160

Redeemable preferred stocks                                120                -                5              115
                                                    ----------       ----------       ----------       ----------
     TOTAL                                          $4,519,523       $  221,276       $   66,524       $4,674,275
                                                    ==========       ==========       ==========       ==========

                                                                          DECEMBER 31, 2000
                                                   ----------------------------------------------------------------
                                                                        GROSS          GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                         COST           GAINS          LOSSES          VALUE
                                                   ----------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $  311,509       $    5,716       $    5,804       $  311,421

Foreign governments                                    19,902            1,854                -           21,756
Corporate securities                                2,460,179           91,383           89,895        2,461,667

Mortgage and other asset-backed securities          1,912,491           64,967           12,439        1,965,019
                                                   ----------       ----------       ----------       ----------
     Total bonds                                    4,704,081          163,920          108,138        4,759,863

Redeemable preferred stocks                               240                -               19              221
                                                   ----------       ----------       ----------       ----------
     TOTAL                                         $4,704,321       $  163,920       $  108,157       $4,760,084
                                                   ==========       ==========       ==========       ==========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and fair value of debt securities, including redeemable preferred stocks, as of December 31, 2001 by contractual maturity.

                                                       AMORTIZED
     Years to Maturity:                                  COST        FAIR VALUE
                                                      ----------     ----------

     One or less                                      $  147,462     $  164,528
     After one through five                              495,482        528,972
     After five through ten                              828,205        842,803
     After ten                                         1,181,424      1,174,275
     Mortgage and other asset-backed securities        1,866,830      1,963,582
                                                      ----------     ----------
          Total bonds                                  4,519,403      4,674,160

     Redeemable preferred stocks                             120            115
                                                      ----------     ----------
          TOTAL                                       $4,519,523     $4,674,275
                                                      ==========     ==========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 5.9 years.

At December 31, 2001, the Company held $1,963,582 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,481,314 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $482,268. These securities follow a structured principal repayment schedule and the vast majority are of high credit quality. Securities totaling $1,631,759 are rated AAA and include $33,097 of interest-only tranches. As of December 31, 2001 and 2000, the Company's investments included $243,325 and $331,856, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 18% and 27% of equity at December 31, 2001 and 2000, respectively.

At December 31, 2001, the largest industry concentration of the Company's portfolio was investments in the utility industry of $655,728 representing 14% of the total debt portfolio.

Proceeds during 2001, 2000 and 1999 from sales of available-for-sale securities were $1,560,313, $2,323,718, and $1,623,191, respectively. Gross gains and gross losses realized on those sales were $49,864 and $44,670, respectively, during 2001, $27,008 and $41,195, respectively, during 2000, and $18,843 and $17,702, respectively, during 1999.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2001 and 2000, debt securities with amortized cost totaling $351,726 and $177,104, respectively, were less than investment grade. At December 31, 2001 and 2000, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2001 and 2000.

EQUITY SECURITIES
During 2001, 2000 and 1999, the proceeds from sales of equity securities amounted to $36,388, $39,963, and $12,003, respectively. The gross gains and gross losses realized on those sales were $1,430 and $840, $3,872 and $833, and $89 and $352 for 2001, 2000 and 1999, respectively.

The cost basis of equity securities is $38,038 and $2,724 as of December 31, 2001 and 2000, respectively. The equity securities have unrealized gains of $385 and $1,408 as of December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

OTHER
Investments on deposit with regulatory authorities as required by law were $6,357 and $6,424 at December 31, 2001 and 2000, respectively.

3. INVESTMENT  INCOME AND CAPITAL GAINS:
----------------------------------------

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                            2001           2000           1999
                                          --------       --------       --------
Debt securities                           $362,519       $366,177       $385,963

Equity securities                            2,642            248            311

Mortgage loans                               2,124          2,129          2,706

Real estate                                  2,209          2,209          2,209

Policy loans                                45,684         42,562         39,371

Short-term investments                       2,734          2,158            830

Other invested assets                       12,641         41,554         17,446
                                          --------       --------       --------
Gross investment income                    430,553        457,037        448,836

    Less: Investment expense                 5,946          7,280         11,104

    Less: Discontinued operations            1,689            736          6,510
                                          --------       --------       --------
Investment income, net                    $422,918       $449,021       $431,222
                                          ========       ========       ========


The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31.


                                                2001         2000        1999
                                              --------     --------    --------
Debt securities                               $  5,194     $(14,187)   $ (4,506)

Equity securities                                  590        3,039        (263)

Mortgage loans                                     (31)       1,500       2,300

Real estate                                        (28)       4,366         173

Other invested assets                          (13,630)      (4,721)      2,430

Amortization of deferred acquisition costs         283        1,747         669
                                              --------     --------    --------
Net realized (losses)/gains                   $ (7,622)    $ (8,256)   $    803
                                              ========     ========    ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                 2001             2000             1999
                                              ---------        ---------        ---------
Unrealized gains/(losses):
     Debt securities                          $  98,989        $ 149,651        $(477,036)

     Equity securities                           (1,023)             283              (43)

     Other                                      (32,738)          25,090            5,555
                                              ---------        ---------        ---------
                                                 65,228          175,024         (471,524)
                                              ---------        ---------        ---------
Less:

     Deferred policy acquisition costs          (20,424)         (33,489)         117,050

     Deferred income taxes                      (15,654)         (49,555)         123,937
                                              ---------        ---------        ---------
Net change in unrealized gains/(losses)       $  29,150        $  91,980        $(230,537)
                                              =========        =========        =========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                             2001             2000            1999
                                                      ---------        ---------       ---------
Unrealized holding gains/(losses) arising
     during period                                    $  26,113        $ 101,844       $(255,859)
 Reclassification adjustment for gains included

     in net income                                       (3,037)           9,864         (25,322)
                                                      ---------        ---------       ---------
Unrealized gains/(losses) on investments, net
    of reclassification adjustment                    $  29,150        $  91,980       $(230,537)
                                                      =========        =========       =========

Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense/(benefits) of $1,635, $(5,311), and $13,635, respectively, and $1,480, $(7,581), and $11,760, respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

4.  FAIR VALUE INFORMATION:
---------------------------

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2001 and 2000.

                                                          2001                              2000
                                              ----------------------------      ---------------------------
                                               Carrying          Fair            Carrying           Fair
                                                 Value           Value             Value            Value
                                              ----------       ----------       ----------       ----------
FINANCIAL ASSETS:
   Debt securities, available for sale        $4,674,275       $4,674,275       $4,760,084       $4,760,084
   Equity securities
        Common stock                                 517              517              133              133
        Non-redeemable preferred stocks           37,906           37,906            3,999            3,999
   Mortgage loans                                  6,211            7,967           17,528           18,865
   Policy loans                                  670,471          644,378          652,564          629,847
   Short-term investments                         28,474           28,474            5,146            5,146
   Other invested assets                         164,898          164,898          192,209          192,209
   Cash and cash equivalents                      49,358           49,358           21,384           21,384
   Separate account assets                     2,530,600        2,530,600        2,708,272        2,708,272

FINANCIAL LIABILITIES:
   Investment-type contracts
        Individual annuities                     740,569          754,822       $  877,047       $  897,433
        Group annuities                           39,937           41,228           73,939           73,082
        Other policyholder funds                 283,577          283,577          336,306          336,306
                                              ----------       ----------       ----------       ----------
  Total policyholder funds                     1,064,083        1,079,627        1,287,292        1,306,821
  Policyholder's dividends payable                28,072           28,072           28,422           28,422
  Separate account liabilities                 2,530,600        2,530,600        2,708,272        2,708,272

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset liability management process, which focuses on risks which impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern most derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current fair value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $219,820 and $315,579 as of December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

5. INCOME TAXES:
----------------

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                    2001           2000
                                                  --------       --------
     DEFERRED TAX ASSETS:
        Future policy benefits                    $ 88,247       $ 88,190
        Policyholders' dividends payable             9,503          9,888
        Investment losses                           15,226          6,397
        Employee benefit liabilities                31,035         32,183
        Other                                       18,068         17,508
                                                  --------       --------
               Total deferred tax asset            162,079        154,166
                                                  --------       --------
     DEFERRED TAX LIABILITIES:
        Deferred acquisition costs                 156,242        149,994
        Unrealized investment gains                 47,625         31,974
        Other                                       25,276         21,027
                                                  --------       --------
               Total deferred tax liability        229,143        202,995
                                                  --------       --------
     Net deferred tax liability
                                                    67,064         48,829
     Tax currently payable                          29,730         29,961
                                                  --------       --------
     ACCRUED INCOME TAX PAYABLE                   $ 96,794       $ 78,790
                                                  ========       ========


The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                           2001           2000            1999
                                         --------       --------       --------
     Tax expense at 35%                  $ 50,524       $ 68,787       $ 45,697
     Increase in income taxes resulting
     from:

        Differential earnings amount            -              -          3,010

        Dividends received deduction       (3,143)       (13,042)        (1,712)

        Other                                 297          2,100          4,011
                                         --------       --------       --------
     INCOME TAX EXPENSE                  $ 47,678       $ 57,845       $ 51,006
                                         ========       ========       ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUE
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The make-up of the income tax expense/(benefit) is as follows:

                                      2001           2000           1999
                                    --------       --------       --------
     Continuing operations          $ 47,111       $ 57,741       $ 66,324
     Discontinued operations:
        Operations                       567            104         (2,137)
        Sale                               -              -        (13,181)
                                    --------       --------       --------
     TOTAL INCOME TAX EXPENSE       $ 47,678       $ 57,845       $ 51,006
                                    ========       ========       ========

Cash paid for federal income taxes in 2001 and 2000 was $48,500 and $64,922, respectively.

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1997. Management believes that an adequate provision has been made for potential assessments.

6.  BENEFIT  PLANS:
------------------

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                       PENSION BENEFITS                OTHER BENEFITS
                                                  ------------------------        ------------------------
                                                    2001            2000            2001            2000
                                                  --------        --------        --------        --------
     Benefit Obligation                           $(93,345)       $(82,239)       $(18,330)       $(17,854)

     Fair value of plan assets                      53,236          58,647               -               -
                                                  --------        --------        --------        --------
     Funded Status                                $(40,109)       $(23,592)       $(18,330)       $(17,854)
                                                  ========        ========        ========        ========

     Accrued benefit cost recognized in the
        consolidated balance sheet                $(31,681)       $(28,945)       $(39,323)       $(41,838)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                       PENSION BENEFITS                OTHER BENEFITS
                                                  ------------------------        ------------------------
                                                    2001            2000            2001            2000
                                                  --------        --------        --------        --------
     Discount rate                                 7.25%           7.75%           7.25%           7.75%

     Expected return on plan assets                8.00%           8.00%             -               -
     Rate of compensation increase                 4.50%           5.50%           5.50%           5.50%

At December 31, 2001, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2002, grading to 5% for 2006. At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2006. At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUE
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The contributions made and the benefits paid from the plans were:

                                                       PENSION BENEFITS                OTHER BENEFITS
                                                  ------------------------        ------------------------
                                                    2001            2000            2001            2000
                                                  --------        --------        --------        --------
     Benefit cost (savings) recognized in         $ 4,621         $ 4,865         $  (947)        $  (823)
        consolidated income statement

     Employer contribution                          1,807           1,781           1,569           1,543
     Plan participants' contribution                    -               -               -               -
     Benefits paid                                  3,928           3,727           1,569           1,543

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2001, 2000 and 1999, the expense recognized for these plans was $8,131, $14,223, and $11,192, respectively. The fair value of the defined contribution plans' assets at December 31, 2001 and 2000 was $277,029 and $310,051 , respectively.

At December 31, 2001 and 2000, $137,686 and $163,132, respectively, of the plans' assets were invested in the Company's group annuity contracts.

7. REINSURANCE:
---------------

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                         ASSUMED          CEDED TO
                                         GROSS          FROM OTHER          OTHER              NET
                                        AMOUNT          COMPANIES         COMPANIES          AMOUNT
                                     -----------       -----------       -----------       -----------
     DECEMBER 31, 2001:
       Life Insurance in Force       $39,520,167       $   308,064       $11,799,979       $28,028,252
       Premiums                          145,626                 -            27,710           117,916
       Benefits                          443,863                 -            33,848           410,015
       Reserves                        5,145,665               180           272,671         4,873,174

     DECEMBER 31, 2000:
       Life Insurance in Force       $37,108,237       $   326,027       $10,108,995       $27,325,269
       Premiums                          153,853                 -            23,726           130,127
       Benefits                          442,273             7,272            39,636           409,909
       Reserves                        5,299,760               176           243,802         5,056,134

During 1999, the Company had gross premiums of $149,187, assumed premiums of $6,399 and ceded premiums of $16,803 and gross benefits of $455,518, assumed benefits of $15,629 and ceded benefits of $32,705. Reinsurance receivables with a carrying value of $253,919 and $223,386 were associated with a single reinsurer at December 31, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

For the years ended December 31, 2001, 2000 and 1999, the above numbers include premiums from discontinued operations of $895, $969 and $8,267, respectively, and benefits from discontinued operations of $806, $702, and $8,651, respectively.

During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Investors' Consolidated Insurance Group (formerly known as Christian Mutual Life Insurance Company) and ACE Bermuda LTD. (the Reinsurers) to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pre-tax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers effective July 1, 1999, and the assets were placed in a trust which names the Company as the beneficiary. As of December 31, 2001 and 2000, the Company had a reinsurance recoverable from the Reinsurers of $178,068 and $155,428, respectively, which was secured by investment grade securities with a market value of $174,226 and $159,915, respectively, held in trust. The remaining 5% of the related assets are being held in an escrow account under the Company's control. Accordingly, reserves for payment of future policy benefits at December 31, 2001 and 2000 include $9,301 and $8,180, respectively, related to the remaining 5% of the business.

As this transaction represented the disposal of a segment of business, the Company modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the years ended December 31, 2001, 2000 and 1999 were $6,647, $1,809, and $16,855, respectively.

8. DEBT:
--------

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2001, the Company had short-term bank loans of $202,952, of which $134,100 was collateralized by customer-owned securities valued at approximately $186,810. These borrowings are reported in other liabilities on the Consolidated Balance Sheets. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2001, the weighted average interest rate on these borrowings was 3.61%.

9. COMMITMENTS AND CONTINGENCIES:
--------------------------------

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 2000, the Reinsurers associated with the disposition of the DI line of business failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are ongoing; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, the Reinsurers' obligations were secured with assets deposited into trust at closing. Because the Company has access to those assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2001, the Company had outstanding commitments totaling $80,435 relating to these investment activities. The fair value of these commitments approximates the face amount.

10. STATUTORY INFORMATION:
--------------------------

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Effective January 1, 2001, insurance companies were required to adopt the National Association of Insurance Commissioners' comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual
- version effective January 1, 2001 (referred to as Codification). The impact of adopting Codification was an increase to statutory capital and surplus of $10,949.

The combined insurance companies' statutory capital and surplus at December 31, 2001 and 2000 was $762,405 and $680,308, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2001, 2000 and 1999, was $56,776, $122,792, and $76,680, respectively.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.



                                                          /s/ Ernst & Young, LLP



Philadelphia, Pennsylvania
January 25, 2002

APPENDIX A

                 MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGES
             CURRENT MONTHLY RATES PER $1,000 OF INITIAL FACE AMOUNT

-------------------------------------------------------------------------------
              AVERAGE ISSUE AGE OF INSUREDS                  RATE
-------------------------------------------------------------------------------
                            20                               0.04
-------------------------------------------------------------------------------
                            25                               0.05
-------------------------------------------------------------------------------
                            30                               0.07
-------------------------------------------------------------------------------
                            35                               0.09
-------------------------------------------------------------------------------
                            40                               0.11
-------------------------------------------------------------------------------
                            45                               0.13
-------------------------------------------------------------------------------
                            50                               0.16
-------------------------------------------------------------------------------
                            55                               0.18
-------------------------------------------------------------------------------
                            60                               0.20
-------------------------------------------------------------------------------
                            65                               0.22
-------------------------------------------------------------------------------
                            70                               0.24
-------------------------------------------------------------------------------
                            75                               0.26
-------------------------------------------------------------------------------
                            80                               0.28
-------------------------------------------------------------------------------
                            83                               0.29
-------------------------------------------------------------------------------


                 MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGES
           GUARANTEED MONTHLY RATES PER $1,000 OF INITIAL FACE AMOUNT

-------------------------------------------------------------------------------
              AVERAGE ISSUE AGE OF INSUREDS                  RATE
-------------------------------------------------------------------------------
                            20                               0.14
-------------------------------------------------------------------------------
                            25                               0.15
-------------------------------------------------------------------------------
                            30                               0.17
-------------------------------------------------------------------------------
                            35                               0.19
-------------------------------------------------------------------------------
                            40                               0.21
-------------------------------------------------------------------------------
                            45                               0.23
-------------------------------------------------------------------------------
                            50                               0.26
-------------------------------------------------------------------------------
                            55                               0.28
-------------------------------------------------------------------------------
                            60                               0.30
-------------------------------------------------------------------------------
                            65                               0.32
-------------------------------------------------------------------------------
                            70                               0.34
-------------------------------------------------------------------------------
                            75                               0.36
-------------------------------------------------------------------------------
                            80                               0.38
-------------------------------------------------------------------------------
                            83                               0.39
-------------------------------------------------------------------------------

Representative figures shown. For issue ages not listed, please ask your registered representative.

APPENDIX B

                 MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGES
           GUARANTEED MONTHLY RATES PER $1,000 OF INITIAL FACE AMOUNT
                        SUPPLEMENTAL TERM INSURANCE RIDER


-------------------------------------------------------------------------------
              AVERAGE ISSUE AGE OF INSUREDS                  RATE
-------------------------------------------------------------------------------
                            20                               0.19
-------------------------------------------------------------------------------
                            25                               0.20
-------------------------------------------------------------------------------
                            30                               0.22
-------------------------------------------------------------------------------
                            35                               0.24
-------------------------------------------------------------------------------
                            40                               0.26
-------------------------------------------------------------------------------
                            45                               0.28
-------------------------------------------------------------------------------
                            50                               0.31
-------------------------------------------------------------------------------
                            55                               0.33
-------------------------------------------------------------------------------
                            60                               0.35
-------------------------------------------------------------------------------
                            65                               0.37
-------------------------------------------------------------------------------
                            70                               0.39
-------------------------------------------------------------------------------
                            75                               0.41
-------------------------------------------------------------------------------
                            80                               0.43
-------------------------------------------------------------------------------
                            83                               0.44
-------------------------------------------------------------------------------

Representative figures shown. For issue ages not listed, please ask you registered representative.

APPENDIX C


                   SAMPLE APPLICABLE PERCENTAGES UNDER THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST


  ATTAINED               ATTAINED             ATTAINED               ATTAINED                  ATTAINED
   AGE OF                 AGE OF               AGE OF                 AGE OF                    AGE OF
  YOUNGER                 YOUNGER              YOUNGER                YOUNGER                   YOUNGER
  INSURED        %        INSURED     %        INSURED      %         INSURED          %        INSURED      %
   -------       -        -------     -        -------      -         -------          -        -------      -
    0-40        250%        51       178%        62        126%          73           109%        84        105%
     41         243%        52       171%        63        124%          74           107%        85        105%
     42         236%        53       164%        64        122%          75           105%        86        105%
     43         229%        54       157%        65        120%          76           105%        87        105%
     44         222%        55       150%        66        119%          77           105%        88        105%
     45         215%        56       146%        67        118%          78           105%        89        105%
     46         209%        57       142%        68        117%          79           105%        90        105%
     47         203%        58       138%        69        116%          80           105%        91        104%
     48         197%        59       134%        70        115%          81           105%        92        103%
     49         191%        60       130%        71        113%          82           105%        93        102%
     50         185%        61       128%        72        111%          83           105%       94-99      101%

APPENDIX D

                          SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST


                                                   MALE NON-TOBACCO

  ATTAINED                 ATTAINED               ATTAINED               ATTAINED                ATTAINED
    AGE          %           AGE         %          AGE          %         AGE          %          AGE          %
    ---          -           ---         -          ---          -         ---          -          ---          -
    0-19         N/A          36       417.61%       53       240.32%       69       156.24%        85       119.81%
     20        699.48%        37       403.76%       54       233.12%       70       152.83%        86       118.55%
     21        679.26%        38       390.40%       55       226.22%       71       149.57%        87       117.38%
     22        659.36%        39       377.52%       56       219.61%       72       146.49%        88       116.28%
     23        639.73%        40       365.11%       57       213.30%       73       143.58%        89       115.23%
     24        620.39%        41       353.15%       58       207.25%       74       140.85%        90       114.21%
     25        601.33%        42       341.65%       59       201.45%       75       138.30%        91       113.20%
     26        582.53%        43       330.57%       60       195.91%       76       135.91%        92       112.17%
     27        564.06%        44       319.91%       61       190.60%       77       133.67%        93       111.08%
     28        545.97%        45       309.63%       62       185.53%       78       131.57%        94       109.92%
     29        528.29%        46       299.75%       63       180.70%       79       129.58%        95       108.65%
     30        511.04%        47       290.24%       64       176.09%       80       127.70%        96       107.27%
     31        494.24%        48       281.10%       65       171.71%       81       125.91%        97       105.80%
     32        477.93%        49       272.29%       66       167.55%       82       124.22%        98       104.25%
     33        462.11%        50       263.82%       67       163.60%       83       122.64%        99       102.60%
     34        446.78%        51       255.67%       68       159.83%       84       121.17%       100       100.00%
     35        431.94%        52       247.84%


                                                   FEMALE NON-TOBACCO

  ATTAINED                 ATTAINED               ATTAINED               ATTAINED                ATTAINED
    AGE          %           AGE         %          AGE          %         AGE          %          AGE          %
    ---          -           ---         -          ---          -         ---          -          ---          -
    0-19         N/A          36       468.31%       53       270.97%       69       171.23%        85       122.77%
     20        796.54%        37       452.83%       54       262.85%       70       166.87%        86       121.08%
     21        771.20%        38       437.93%       55       255.03%       71       162.66%        87       119.50%
     22        746.54%        39       423.58%       56       247.50%       72       158.63%        88       118.03%
     23        722.57%        40       409.78%       57       240.24%       73       154.80%        89       116.64%
     24        699.24%        41       396.51%       58       233.24%       74       151.16%        90       115.32%
     25        676.63%        42       383.77%       59       226.46%       75       147.74%        91       114.03%
     26        654.62%        43       371.51%       60       219.89%       76       144.52%        92       112.76%
     27        633.28%        44       359.71%       61       213.54%       77       141.49%        93       111.49%
     28        612.56%        45       348.34%       62       207.41%       78       138.64%        94       110.17%
     29        592.47%        46       337.38%       63       201.52%       79       135.95%        95       108.79%
     30        572.99%        47       326.82%       64       195.89%       80       133.39%        96       107.34%
     31        554.12%        48       316.63%       65       190.51%       81       130.98%        97       105.82%
     32        535.83%        49       306.81%       66       185.37%       82       128.71%        98       104.26%
     33        518.10%        50       297.34%       67       180.47%       83       126.58%        99       102.60%
     34        500.93%        51       288.22%       68       175.76%       84       124.60%       100       100.00%
     35        484.36%        52       279.43%

                          SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST

                                                   MALE NON-TOBACCO

  ATTAINED                 ATTAINED               ATTAINED               ATTAINED                ATTAINED
    AGE          %           AGE         %          AGE          %         AGE          %          AGE          %
    ---          -           ---         -          ---          -         ---          -          ---          -
    0-19         N/A          36       342.96%       53       206.34%       69       144.93%        85       118.30%
     20        567.36%        37       331.98%       54       201.00%       70       142.45%        86       117.35%
     21        551.35%        38       321.41%       55       195.91%       71       140.09%        87       116.44%
     22        535.65%        39       311.26%       56       191.05%       72       137.84%        88       115.56%
     23        520.14%        40       301.52%       57       186.43%       73       135.71%        89       114.71%
     24        504.81%        41       292.18%       58       182.01%       74       133.71%        90       113.85%
     25        489.67%        42       283.23%       59       177.78%       75       131.84%        91       112.97%
     26        474.70%        43       274.66%       60       173.72%       76       130.10%        92       112.04%
     27        459.94%        44       266.46%       61       169.84%       77       128.48%        93       111.02%
     28        445.46%        45       258.59%       62       166.14%       78       126.96%        94       109.89%
     29        431.30%        46       251.07%       63       162.61%       79       125.52%        95       108.65%
     30        417.48%        47       243.85%       64       159.26%       80       124.15%        96       107.27%
     31        404.05%        48       236.93%       65       156.08%       81       122.84%        97       105.80%
     32        391.02%        49       230.29%       66       153.08%       82       121.59%        98       104.25%
     33        378.39%        50       223.92%       67       150.23%       83       120.42%        99       102.60%
     34        366.17%        51       217.79%       68       147.52%       84       119.32%       100       100.00%
     35        354.36%        52       211.94%


                                                   FEMALE TOBACCO

  ATTAINED                 ATTAINED               ATTAINED               ATTAINED                ATTAINED
    AGE          %           AGE         %          AGE          %         AGE          %          AGE          %
    ---          -           ---         -          ---          -         ---          -          ---          -
    0-19         N/A          36       413.45%       53       247.46%       69       163.93%        85       121.86%
     20        700.22%        37       400.10%       54       240.74%       70       160.19%        86       120.34%
     21        677.90%        38       387.29%       55       234.28%       71       156.56%        87       118.94%
     22        656.20%        39       375.01%       56       228.06%       72       153.07%        88       117.61%
     23        635.13%        40       363.24%       57       222.06%       73       149.74%        89       116.35%
     24        614.65%        41       351.98%       58       216.25%       74       146.59%        90       125.11%
     25        594.81%        42       341.22%       59       210.60%       75       143.63%        91       113.90%
     26        575.52%        43       330.93%       60       205.10%       76       140.85%        92       112.70%
     27        556.84%        44       321.06%       61       199.75%       77       138.24%        93       111.46%
     28        538.74%        45       311.58%       62       194.58%       78       135.78%        94       110.17%
     29        521.19%        46       302.46%       63       189.59%       79       133.44%        95       108.79%
     30        504.21%        47       293.69%       64       184.82%       80       131.22%        96       107.34%
     31        487.80%        48       285.25%       65       180.27%       81       129.11%        97       105.82%
     32        471.91%        49       277.11%       66       175.93%       82       127.12%        98       104.26%
     33        456.54%        50       269.27%       67       171.78%       83       125.23%        99       102.60%
     34        441.67%        51       261.73%       68       167.79%       84       123.48%       100       100.00%
     35        427.33%        52       254.46%

                                      D-2

                    [This page is intentionally left blank.]

                    [This page is intentionally left blank.]

                                     PART II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

        UNDERTAKING PURSUANT TO RULE 484 UNDER THE SECURITIES ACT OF 1933

         Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) on the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed on September 30, 1998 (File No. 33-62811).

         Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
                      OF THE INVESTMENT COMPANY ACT OF 1940

         Registrant represents that the fees and charges debuted under the Last Survivor Flexible Premium Adjustable Variable Life Insurance Policies contained in this Post Effective Amendment, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement includes separate prospectuses for Variable Estatemax II and Variable Estatemax III Last Survivor Flexible Premium Adjustable Variable Life Insurance Policies, consisting of 73 and 79 pages, respectively.

         The facing sheet.
         Undertaking to file reports.
         Rule 484 Undertaking.
         Section 26(e)(2)(A) Representation.
         The signatures.

The following exhibits:

1. Copies of all exhibits which would be required by paragraph A of the instructions as to exhibits in Form N-8B-2 if a Registration Statement on that Form were currently being filed.

                 A(1)     (a)        Resolution of the Board of Trustees of The Penn Mutual Life Insurance Company
                                     establishing the Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(a) to Post Effective Amendment No. 6 to Registrant's
                                     Registration Statement on Form S-6 (File No. 33-87276), as filed with the
                                     Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867)
                                     on April 30, 1999.

                           (b)       Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual
                                     Life Insurance Company relating to investments held in Penn Mutual Variable Life
                                     Account I. Incorporated herein by reference to Exhibit A(1)(b) to Post Effective
                                     Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No.
                                     33-87276), as filed with the Securities and Exchange Commission via EDGAR
                                     (Accession No. 0000950116-99-000867) on April 30, 1999.

                  A(2)               Not Applicable.

                  A(3)     (a)(1)    Distribution Agreement between The Penn Mutual Life Insurance Company and Hornor,
                                     Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(1) to
                                     Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6
                                     (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR
                                     (Accession No. 0000950116-99-000867) on April 30, 1999.




                                     (a)(2)  Form of Sales Support Agreement between The Penn Mutual Life Insurance
                                             Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(2) to Post Effective Amendment No. 6 to Registrant's
                                             Registration Statement on Form S-6 (File No. 33-87276), as filed with the
                                             Securities and Exchange Commission via EDGAR (Accession No.
                                             0000950116-99-000867) on April 30, 1999.

                                     (b)(1)  Form of Agent's Agreement relating to broker-dealer supervision.
                                             Incorporated herein by reference to Exhibit 3(c) to the Registration
                                             Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No.
                                             333-62811), as filed with the Securities and Exchange Commission via EDGAR
                                             (Accession No. 0001036050-98-001504) on September 3, 1998.

                                     (b)(2)  Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit
                                             3(d) to Pre-Effective Amendment No. 1 to the Registration Statement on Form
                                             N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as
                                             filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                             0001036050-98-002055) on November 30, 1998.

                                     (b)(3)  Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws) and companion Form of
                                             Corporate Insurance Agent Selling Agreement. Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment to the Registration
                                             Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No.
                                             333-62825), as filed with the Securities and Exchange Commission via EDGAR
                                             (Accession No. 0000950116-99-000834) on April 27, 1999.

                           (c)       Schedule of Sales Commissions. Incorporated herein by reference to Exhibit A(3)(c)
                                     to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form
                                     S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via
                                     EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                  A(4)               Not Applicable.

                  A(5)     (a)(1)    Specimen Last Survivor Flexible Premium Adjustable Variable Life Insurance Policy
                                     (Sex Distinct). Incorporated herein by reference to Exhibit A(5)(a)(1) to Post
                                     Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File
                                     No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR
                                     (Accession No. 0000950116-99-000867) on April 30, 1999.

                           (a)(2)    Specimen Last Survivor Flexible Premium Adjustable Variable Life Insurance Policy
                                     (Unisex). Incorporated herein by reference to Exhibit A(5)(a)(2) to Post Effective
                                     Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No.
                                     33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession
                                     No. 0000950116-99-000867) on April 30, 1999.

                           (a)(3)    Specimen Last Survivor Flexible Premium Adjustable Variable Life Insurance Policy
                                     (New York). Incorporated herein by reference to Exhibit A(5)(a)(3) to Post
                                     Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File
                                     No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR
                                     (Accession No. 0000950116-99-000867) on April 30, 1999.

                           (b)(1)    Flexible Period Single Life Supplemental Term Insurance Agreement (Sex Distinct).
                                     Incorporated herein by reference to Exhibit A(5)(b)(1) to Post Effective Amendment
                                     No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as
                                     filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                     0000950116-99-000867) on April 30, 1999.

                           (b)(2)    Flexible Period Single Life Supplemental Term Insurance Agreement (Unisex).
                                     Incorporated herein by reference to Exhibit A(5)(b)(2) to Post Effective Amendment
                                     No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as
                                     filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                     0000950116-99-000867) on April 30, 1999.

                           (c)(1)    Policy Split Option Agreement. Incorporated herein by reference to Exhibit
                                     A(5)(c)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement
                                     on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange
                                     Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                           (c)(2)    Policy Split Option Agreement (New York). Incorporated herein by reference to
                                     Exhibit A(5)(c)(2) to Post Effective Amendment No. 6 to Registrant's Registration
                                     Statement on Form S-6 (File No. 33-87276), as filed with the Securities and
                                     Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30,
                                     1999.

                           (d)       A(5)(d) to Post Effective Amendment No. 6 to Registrant's Registration Statement on
                                     Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                           (e)(1)    Supplemental Exchange Agreement. Incorporated herein by reference to Exhibit
                                     A(5)(e)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement
                                     on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange
                                     Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                           (e)(2)    Supplemental Exchange Agreement (New York). Incorporated herein by reference to
                                     Exhibit A(5)(e)(2) to Post Effective Amendment No. 6 to Registrant's Registration
                                     Statement on Form S-6 (File No. 33-87276), as filed with the Securities and
                                     Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30,
                                     1999.

                           (f)(1)    Supplemental Term Insurance Agreement (Sex Distinct). Incorporated herein by reference to Exhibit A(5)(f)(1) to Post Effective Amendment No. 6 to Registrant's
                                     Registration Statement on Form S-6 (File No. 33-87276), as filed with the
                                     Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867)
                                     on April 30, 1999.

                           (f)(2)    Supplemental Term Insurance Agreement (Unisex). Incorporated herein by reference to
                                     Exhibit A(5)(f)(2) to Post Effective Amendment No. 6 to Registrant's Registration
                                     Statement on Form S-6 (File No. 33-87276), as filed with the Securities and
                                     Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30,
                                     1999.

                           (g)(1)    Guaranteed Continuation of Policy Agreement (Sex Distinct). Incorporated herein by reference to Exhibit A(5)(g)(1) to Post Effective Amendment No. 6 to Registrant's
                                     Registration Statement on Form S-6 (File No. 33-87276), as filed with the
                                     Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867)
                                     on April 30, 1999.

                           (g)(2)    Guaranteed Continuation of Policy Agreement (Unisex). Incorporated herein by reference to Exhibit A(5)(g)(2) to Post Effective Amendment No. 6 to Registrant's
                                     Registration Statement on Form S-6 (File No. 33-87276), as filed with the
                                     Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867)
                                     on April 30, 1999.

                           (h)(1)    Option to Extend the Maturity Date (Sex Distinct).Incorporated herein by reference to Exhibit A(5)(h)(1) to Post Effective Amendment No. 8 to Registrant's
                                     Registration Statement on Form S-6 (File No. 33-87276), as filed with the
                                     Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000922)
                                     on April 19, 2000.

                           (h)(2)    Option to Extend the Maturity Date (Unisex). Incorporated herein by reference to
                                     Exhibit A(5)(h)(2) to Post Effective Amendment No. 8 to Registrant's Registration
                                     Statement on Form S-6 (File No. 33-87276), as filed with the Securities and
                                     Exchange Commission via EDGAR (Accession No. 0000950116-00-000922) on April 19,
                                     2000.

                           (i)(1)    Return of Premium Term Insurance Agreement (Sex distinct). Incorporated herein by reference to Exhibit A(5)(i)(1) to Post Effective Amendment No. 8 to Registrant's
                                     Registration Statement on Form S-6 (File No. 33-87276), as filed with the
                                     Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000922)
                                     on April 19, 2000.

                           (i)(2)    Return of Premium Term Insurance Agreement (Unisex).Incorporated herein by reference to Exhibit A(5)(i)(2) to Post Effective Amendment No. 8 to Registrant's
                                     Registration Statement on Form S-6 (File No. 33-87276), as filed with the
                                     Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000922)
                                     on April 19, 2000.

                           (j)(1)    Estate Preservation Supplemental Term Insurance Agreement (Sex
                                     Distinct).Incorporated herein by reference to Exhibit A(5)(j)(1) to Post Effective
                                     Amendment No. 8 to Registrant's Registration Statement on Form S-6 (File No.
                                     33-87276), as filed with the Securities and Exchange Commission via EDGAR
                                     (Accession No. 0000950116-00-000922) on April 19, 2000.

                           (j)(2)    Estate Preservation Supplemental Term Insurance Agreement (Unisex). Incorporated
                                     herein by reference to Exhibit A(5)(j)(2) to Post Effective Amendment No. 8 to
                                     Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                     0000950116-00-000922) on April 19, 2000.

                  A(6)     (a)       Charter of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 of Penn Mutual Variable
                                     Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange
                                     Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                           (b)       By-Laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 of Penn Mutual Variable
                                     Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange
                                     Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                  A(7)     Not Applicable.

                  A(8)     (a)       Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn
                                     Series Funds, Inc. Filed herewith

                           (b)(1)    Form of Sales Agreement between The Penn Mutual Life Insurance Company and
                                     Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to
                                     Exhibit 8(b)(1) to Post Effective Amendment No. 1 to Registrant's Registration
                                     Statement on Form S-6 (File No. 33-87276), as filed with the Securities and
                                     Exchange Commission via EDGAR (Accession No. 0000950109-96-002471) on April 29,
                                     1996.

                           (b)(2)    Assignment and Modification Agreement between Neuberger & Berman Management
                                     Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life
                                     Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to Post
                                     Effective Amendment No. 1 to Registrant's Registration Statement on Form S-6 (File
                                     No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR
                                     (Accession No. 0000950109-96-002471) on April 29, 1996.



                           (b)(3)    Amendment to Agreement between The Penn Mutual Life Insurance Company and Neuberger
                                     & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit
                                     A(8)(b)(3) to Post Effective Amendment No. 5 to the Registration Statement on Form
                                     S-6 for Penn Mutual Variable Life Account I (File No. 33-54662) as filed with the
                                     Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328)
                                     on April 30, 1997.

                           (c)       Form of Fund Participation Agreement between The Penn Mutual Life Insurance
                                     Company, TCI Portfolios, Inc. (renamed American Century Variable Portfolios, Inc.
                                     effective May 1, 1997) and Investors Research Company (renamed American Century
                                     Investment Management, Inc). Incorporated herein by reference to Exhibit 8(a) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III
                                     (File No. 333-62811), as filed with the Securities and Exchange Commission via
                                     EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                           (d)       Form of Participation Agreement between The Penn Mutual Life Insurance Company,
                                     Variable Insurance Products Fund and Fidelity Distributors Corporation.
                                     Incorporated herein by reference to Exhibit 8(d) to the Registration Statement on
                                     Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                     0001036050-98-001504) on September 3, 1998.

                           (e)       Form of Participation Agreement between The Penn Mutual Life Insurance Company and
                                     Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit
                                     8(e) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity
                                     Account III (File No. 333-62811), as filed with the Securities and Exchange
                                     Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                           (f)       Participation Agreement between The Penn Mutual Life Insurance Company and Morgan
                                     Stanley Universal Funds, Inc. Incorporated herein by reference to Exhibit 8(f) to
                                     Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 of Penn
                                     Mutual Variable Annuity Account III (File No. 2-77283), as filed with the
                                     Securities and Exchange Commission via EDGAR (Accession No. 0001021408-97-000161)
                                     on April 29, 1997.

                  A(9)     Not applicable.

                           A(10)(a)  Application form for Last Survivor Flexible Premium Adjustable Variable Life
                                     Insurance. Incorporated herein by reference to Exhibit A(10)(a) to Post-Effective
                                     Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No.
                                     33-87276), as filed with the Securities and Exchange Commission via EDGAR
                                     (Accession No. 0000950116-99-000867) on April 30, 1999.

                           (b)       Supplemental application form for Last Survivor Flexible Premium Adjustable
                                     Variable Life Insurance. Incorporated herein by reference to Exhibit A(10)(b) to
                                     Post-Effective Amendment No. 6 of Registrant's Registration Statement on Form S-6
                                     (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR
                                     (Accession No. 0000950116-99-000867) on April 30, 1999.

                  A(11)    Memorandum describing issuance, transfer and redemption procedures.  Incorporated herein by reference to Exhibit A(11) to Post-Effective Amendment No. 6 of Registrant's Registration
                           Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

2.       Opinion and consent of Franklin L. Best, Esq., Managing Corporate Counsel, The Penn Mutual Life Insurance,
         dated April 16, 2001, as to the legality of the securities being registered. Incorporated by reference to
         Exhibit 2 to Registrant's Registration Statement on Form S-6 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500307) on June 1, 2001.

3.       Opinion and Consent of Raymond G. Caucci, FSA, MAAA, Assistant Vice President and Product Manager Actuary, The
         Penn Mutual Life Insurance Company, dated April 18, 2002, as to actuarial matters pertaining to the securities being registered. Filed herewith.

4.       Consent of Ernst & Young, LLP. Filed herewith.

5.       Powers of Attorney of the Board of Trustees of the Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 5 to Registrant's Registration Statement on Form S-6 (File No. 33-87276) as filed with the
         Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500307) on June 1, 2001




                                                       SIGNATURES

         On its behalf and on behalf of Penn Mutual Variable Life Account I, Pursuant to the requirements of the
Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the The Penn Mutual Life
Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this
Registration Statement and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be
signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Horsham and the Commonwealth of Pennsylvania, on the 19th day of April, 2002.

[SEAL]                                                              The Penn Mutual Life Insurance Company
                                                                    on its behalf and on behalf of Penn
                                                                    Mutual Variable Life Account I

Attest: /s/ Laura M. Ritzko                                              By: /s/ Robert E. Chappell
        -----------------------                                              -------------------------------
            Laura M. Ritzko                                                  Robert E. Chappell
                                                                             Chairman of the Board of Trustees
                                                                             And Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.12 to the
Registration Statement has been signed below by the following persons in the capacities indicated on the 19th day of
April, 2002.


Signature                                  Title

/s/ Robert E. Chappell                     Chairman of the Board of Trustees
---------------------------
    Robert E. Chappell                     and Chief Executive Officer

/s/ Nancy S. Brodie                        Executive Vice President
---------------------------
     Nancy S. Brodie                       and Chief Financial Officer

*JULIA CHANG BLOCH                         Trustee

*JOAN P. CARTER                            Trustee

*PHILIP E. LIPPINCOTT                      Trustee

*JOHN F. McCAUGHAN                         Trustee

*ALAN B. MILLER                            Trustee

*EDMOND F. NOTEBAERT                       Trustee

*ROBERT H. ROCK                            Trustee

*DANIEL J. TORAN                           Trustee

*WESLEY S. WILLIAMS, JR.                   Trustee

*By /s/ Robert E. Chappell
    ---------------------------------------
    Robert E. Chappell, attorney-in-fact

                                  Exhibit Index


EX.99 A(8)(a)   Form of Sales Agreement between The Penn Mutual Life Insurance
                Company and Penn Series Funds, Inc.

EX.99.3 Opinion and Consent of Raymond G. Caucci, FSA, MAAA, Assistant Vice President and Product Manager Actuary, The Penn Mutual Life Insurance Company, dated April 18, 2002, as to actuarial matters pertaining to the securities being registered. Filed herewith.

EX.99.4         Consent of Ernst & Young, LLP. Filed herewith.